UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Michele T. Mosca     290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 through June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Manning

&Napier

Manning & Napier Fund

Semi-Annual Report | June 30, 2016

www.manning-napier.com

REAL ESTATE SERIES

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,115.20	$5.79	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,117.10	$4.47	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2016

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.6%	Physicians Realty Trust	2.4%
Prologis, Inc.	3.0%	Community Healthcare Trust, Inc.	2.2%
AvalonBay Communities, Inc.	2.6%	Equinix, Inc.	2.2%
Weyerhaeuser Co.	2.5%	CubeSmart	2.2%
Equity Residential	2.5%	Urban Edge Properties	2.1%
[2] As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.2%

Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Accor S.A. (France)[1]	57,150	$2,189,777

Financials - 96.1%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. - Class A*	58,850	1,558,348
First Capital Realty, Inc. (Canada)	123,580	2,119,689

		3,678,037

REITS - Apartments - 15.3%
American Campus Communities, Inc.	85,810	4,536,775
American Homes 4 Rent - Class A	228,980	4,689,510
Apartment Investment & Management Co. - Class A	129,240	5,707,238
AvalonBay Communities, Inc.	44,310	7,993,081
Colony Starwood Homes	146,160	4,446,187
Education Realty Trust, Inc.	92,520	4,268,873
Equity Residential	108,190	7,452,127
Mid-America Apartment Communities, Inc.	42,060	4,475,184
UDR, Inc.	74,290	2,742,787

		46,311,762

REITS - Diversified - 17.8%
CatchMark Timber Trust, Inc. - Class A	262,070	3,202,495
CoreSite Realty Corp.	24,220	2,148,072
Crown Castle International Corp.	29,110	2,952,627
Digital Realty Trust, Inc.	37,490	4,086,035
Equinix, Inc.	17,170	6,657,324
Forest City Realty Trust, Inc. - Class A	248,840	5,551,620
Klepierre (France)[1]	92,350	4,074,985
Lamar Advertising Co. - Class A	63,350	4,200,105
NorthStar Realty Finance Corp.	268,170	3,065,183
Outfront Media, Inc.	218,515	5,281,508
Vornado Realty Trust	48,050	4,810,766
Weyerhaeuser Co.	259,010	7,710,728

		53,741,448

REITS - Health Care - 10.6%
Community Healthcare Trust, Inc.	315,260	6,664,596
Healthcare Realty Trust, Inc.	94,160	3,294,658
Healthcare Trust of America, Inc. - Class A	150,100	4,854,234
Physicians Realty Trust	343,270	7,212,103
Ventas, Inc.	71,680	5,219,738
Welltower, Inc.	64,400	4,905,348

		32,150,677

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Hotels - 4.3%
Chesapeake Lodging Trust	202,460	$4,707,195
Host Hotels & Resorts, Inc.	155,790	2,525,356
LaSalle Hotel Properties	157,770	3,720,217
Pebblebrook Hotel Trust	72,834	1,911,892

		12,864,660

REITS - Industrial - 6.5%
Prologis, Inc.	185,860	9,114,574
Rexford Industrial Realty, Inc.	259,600	5,474,964
Terreno Realty Corp.	199,630	5,164,428

		19,753,966

REITS - Manufactured Homes - 1.1%
Equity LifeStyle Properties, Inc.	42,630	3,412,532

REITS - Office Property - 7.8%
Alexandria Real Estate Equities, Inc.	54,900	5,683,248
Boston Properties, Inc.	39,120	5,159,928
Columbia Property Trust, Inc.	111,530	2,386,742
Douglas Emmett, Inc.	148,330	5,268,682
Paramount Group, Inc.	320,840	5,114,190

		23,612,790

REITS - Regional Malls - 11.3%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,905,315	1,792,497
General Growth Properties, Inc.	163,690	4,881,236
Pennsylvania Real Estate Investment Trust	89,170	1,912,696
Simon Property Group, Inc.	78,470	17,020,143
Tanger Factory Outlet Centers, Inc.	119,280	4,792,670
Taubman Centers, Inc.	48,500	3,598,700

		33,997,942

REITS - Shopping Centers - 8.0%
Brixmor Property Group, Inc.	108,460	2,869,852
DDR Corp.	311,210	5,645,349
Equity One, Inc.	159,690	5,138,824
Retail Opportunity Investments Corp.	68,400	1,482,228
Retail Properties of America, Inc. - Class A	170,830	2,887,027
Urban Edge Properties	210,050	6,272,093

		24,295,373

REITS - Single Tenant - 5.3%
Agree Realty Corp.	125,720	6,064,733
Spirit Realty Capital, Inc.	367,860	4,697,572

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Single Tenant (continued)
STORE Capital Corp.	182,390	$5,371,386

		16,133,691

REITS - Storage - 6.9%
CubeSmart	213,030	6,578,366
Extra Space Storage, Inc.	37,190	3,441,563
Public Storage	18,360	4,692,632
Sovran Self Storage, Inc.	58,031	6,088,613

		20,801,174

Total Financials		290,754,052

Health Care - 0.5%
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc.*	90,090	1,390,990

Information Technology - 1.9%
Internet Software & Services - 0.4%
Global Medical REIT Inc.	125,960	1,273,456

IT Services - 1.5%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	4,458,423

Total Information Technology		5,731,879

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $248,449,219)		300,066,698

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30%
(Identified Cost $2,605,173)	2,605,173	2,605,173

TOTAL INVESTMENTS - 100.0%
(Identified Cost $251,054,392)		302,671,871
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(137,950)

NET ASSETS - 100%		$302,533,921

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

[2]Security has been valued at fair value as determined in good faith by the Advisor.

[3]Rate shown is the current yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2016

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $251,054,392) (Note 2)	$302,671,871
Cash	20,440
Receivable for securities sold	6,914,961
Receivable for fund shares sold	1,022,027
Dividends receivable	975,399
Prepaid expenses	4,698

TOTAL ASSETS	311,609,396

LIABILITIES:

Accrued management fees (Note 3)	176,246
Accrued shareholder services fees (Class S)(Note 3)	47,387
Accrued fund accounting and administration fees (Note 3)	5,295
Accrued transfer agent fees (Note 3)	5,268
Accrued Chief Compliance Officer service fees (Note 3)	178
Payable for securities purchased	8,312,377
Payable for fund shares repurchased	481,479
Other payables and accrued expenses	47,245

TOTAL LIABILITIES	9,075,475

TOTAL NET ASSETS	$302,533,921

NET ASSETS CONSIST OF:

Capital stock	$226,676
Additional paid-in-capital	237,981,934
Undistributed net investment income	2,409,192
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	10,298,436
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	51,617,683

TOTAL NET ASSETS	$302,533,921

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($244,232,067/15,475,728 shares)	$15.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($58,301,854/7,191,879 shares)	$8.11

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $30,718)	$3,908,429

EXPENSES:

Management fees (Note 3)	1,000,512
Shareholder services fees (Class S)(Note 3)	269,953
Fund accounting and administration fees (Note 3)	33,917
Transfer agent fees (Note 3)	17,595
Directors’ fees (Note 3)	6,537
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	10,088
Miscellaneous	58,365

Total Expenses	1,398,276

NET INVESTMENT INCOME	2,510,153

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	6,746,889
Foreign currency and translation of other assets and liabilities	(261)

6,746,628

Net change in unrealized appreciation (depreciation) on-
Investments	21,438,567
Foreign currency and translation of other assets and liabilities	238

21,438,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	28,185,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,695,586

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,510,153	$4,455,368
Net realized gain on investments and foreign currency	6,746,628	34,635,169
Net change in unrealized appreciation (depreciation) on investments and foreign currency	21,438,805	(28,773,743)

Net increase from operations	30,695,586	10,316,794

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(3,328,087)
From net investment income (Class I)	—	(1,564,163)
From net realized gain on investments (Class S)	—	(22,906,487)
From net realized gain on investments (Class I)	—	(9,274,444)

Total distributions to shareholders	—	(37,073,181)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	4,373,597	12,520,155

Net increase (decrease) in net assets	35,069,183	(14,236,232)

NET ASSETS:

Beginning of period	267,464,738	281,700,970

End of period (including undistributed net investment income of $2,409,192 and distributions in excess of net investment income of $100,961, respectively)	$302,533,921	$267,464,738

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 ( UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.15		$15.46	$13.32	$14.57	$12.65	$12.58

Income from investment operations:
Net investment income[1]	0.13		0.24	0.44 [2]	0.24	0.21	0.15
Net realized and unrealized gain on investments	1.50		0.34	3.24	0.10	2.54	0.49

Total from investment operations	1.63		0.58	3.68	0.34	2.75	0.64

Less distributions to shareholders:
From net investment income	—		(0.24)	(0.44)	(0.21)	(0.29)	(0.15)
From net realized gain on investments	—		(1.65)	(1.10)	(1.38)	(0.54)	(0.42)

Total distributions to shareholders	—		(1.89)	(1.54)	(1.59)	(0.83)	(0.57)

Net asset value - End of period	$15.78		$14.15	$15.46	$13.32	$14.57	$12.65

Net assets - End of period (000’s omitted)	$244,232		$217,216	$231,188	$168,167	$170,898	$167,153

Total return[3]	11.52%		4.14%	28.14%	2.67%	21.93%	5.29%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%	[4]	1.09%	1.11%	1.12%	1.10%	1.18%
Net investment income	1.85%	[4]	1.54%	2.89% [2]	1.57%	1.49%	1.21%
Portfolio turnover	27%		57%	44%	40%	14%	34%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 1.49%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.26		$8.86	$8.18	$9.55	$10.00

Income from investment operations:
Net investment income[2]	0.07		0.16	0.29 [3]	0.19	0.08
Net realized and unrealized gain on investments	0.78		0.17	1.97	0.04	0.32

Total from investment operations	0.85		0.33	2.26	0.23	0.40

Less distributions to shareholders:
From net investment income	—		(0.28)	(0.48)	(0.22)	(0.31)
From net realized gain on investments	—		(1.65)	(1.10)	(1.38)	(0.54)

Total distributions to shareholders	—		(1.93)	(1.58)	(1.60)	(0.85)

Net asset value - End of period	$8.11		$7.26	$8.86	$8.18	$9.55

Net assets - End of period (000’s omitted)	$58,302		$50,249	$50,513	$37,310	$26,396

Total return[4]	11.71%		4.43%	28.44%	2.94%	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%	[5]	0.84%	0.86%	0.87%	0.87% [5]
Net investment income	2.01%	[5]	1.81%	3.14% [3]	1.88%	1.95% [5]
Portfolio turnover	27%		57%	44%	40%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.16 and the net investment income ratio would have been 1.74%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,189,777	$—	$2,189,777	$—
Financials	290,754,052	286,679,067	4,074,985	—
Health Care	1,390,990	1,390,990	—	—
Information Technology	5,731,879	5,731,879	—	—
Utilities	—	—	—	—*
Mutual fund	2,605,173	2,605,173	—	—

Total assets	$302,671,871	$296,407,109	$6,264,762	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2016. However, there is no value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2016.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between fair value levels during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income,

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $81,559,518 and $74,209,558, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/2015
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,750,402	$25,729,079	1,827,297	$28,669,799
Reinvested	—	—	1,845,882	25,692,698
Repurchased	(1,629,384)	(23,406,228)	(3,271,852)	(50,497,891)

Total	121,018	$2,322,851	401,327	$3,864,606

CLASS I	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,293,238	$9,719,256	1,408,025	$12,266,405
Reinvested	—	—	1,409,104	10,193,308
Repurchased	(1,025,101)	(7,668,510)	(1,593,713)	(13,804,164)

Total	268,137	$2,050,746	1,223,416	$8,655,549

Approximately 83% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$4,320,877
Long-term capital gains	32,752,304

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$251,705,536
Unrealized appreciation	58,004,594
Unrealized depreciation	(7,038,259)

Net unrealized appreciation	$50,966,335

17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/16-SAR

MANNING

&NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

INTERNATIONAL SERIES

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,053.80	$5.62	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,055.60	$4.34	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

International Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.9%

Consumer Discretionary - 13.8%
Diversified Consumer Services - 2.0%
Fu Shou Yuan International Group Ltd. (China)[1]	14,501,000	$10,270,368

Internet & Catalog Retail - 5.1%
ASOS plc (United Kingdom)*[1]	156,760	8,374,027
Rakuten, Inc. (Japan)[1]	1,557,990	16,909,391

		25,283,418

Leisure Products - 1.5%
Shimano, Inc. (Japan)[1]	49,300	7,537,850

Media - 2.7%
Dish TV India Ltd. (India)*[1]	5,529,680	8,043,433
Surya Citra Media Tbk PT (Indonesia)[1]	21,212,500	5,330,385

		13,373,818

Textiles, Apparel & Luxury Goods - 2.5%
ANTA Sports Products Ltd. (China)[1]	1,677,000	3,379,394
Kering (France)[1]	56,130	9,035,961

		12,415,355

Total Consumer Discretionary		68,880,809

Consumer Staples - 24.3%
Beverages - 6.6%
Ambev S.A. - ADR (Brazil)	1,778,210	10,509,221
Diageo plc (United Kingdom)[1]	460,340	12,859,967
Treasury Wine Estates Ltd. (Australia)[1]	1,402,804	9,747,922

		33,117,110

Food & Staples Retailing - 2.4%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	1,750,700	11,818,223

Food Products - 10.7%
Adecoagro S.A. (Luxembourg)*	769,290	8,439,111
Danone S.A. (France)[1]	96,692	6,766,790
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	814,310	2,553,940
Nestle S.A. (Switzerland)[1]	105,220	8,152,270
Sao Martinho S.A. (Brazil)	386,750	6,360,552
Suedzucker AG (Germany)[1]	731,487	16,111,442
Universal Robina Corp. (Philippines)[1]	1,172,830	5,201,744

		53,585,849

Personal Products - 4.1%
Unilever plc - ADR (United Kingdom)	420,230	20,133,219

Tobacco - 0.5%
Gudang Garam Tbk PT (Indonesia)[1]	499,300	2,612,430

Total Consumer Staples		121,266,831

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 4.6%
Energy Equipment & Services - 0.2%
Spectrum ASA (Norway)*[1]	324,623	$1,093,333

Oil, Gas & Consumable Fuels - 4.4%
Galp Energia SGPS S.A. (Portugal)[1]	1,050,040	14,604,367
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,443,208
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	4,915,680

		21,963,255

Total Energy		23,056,588

Financials - 2.4%
Banks - 0.4%
IDFC Bank Ltd. (India)*[1]	3,023,300	2,034,998

Diversified Financial Services - 0.4%
IDFC Ltd. (India)[1]	3,023,300	2,137,625

Real Estate Investment Trusts (REITS) - 1.6%
alstria office REIT AG (Germany)[1]	595,480	8,038,995

Total Financials		12,211,618

Health Care - 7.2%
Biotechnology - 0.7%
China Biologic Products, Inc. (China)*	32,040	3,406,493

Health Care Providers & Services - 3.1%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	8,714,000
Odontoprev S.A. (Brazil)	1,618,760	6,687,092

		15,401,092

Pharmaceuticals - 3.4%
AstraZeneca plc - ADR (United Kingdom)	308,740	9,320,861
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,714,766
Novartis AG - ADR (Switzerland)	49,000	4,042,990

		17,078,617

Total Health Care		35,886,202

Industrials - 22.1%
Airlines - 1.5%
easyJet plc (United Kingdom)[1]	255,980	3,719,821
Ryanair Holdings plc - ADR (Ireland)	53,860	3,745,424

		7,465,245

Commercial Services & Supplies - 0.5%
China Everbright International Ltd. (China)[1]	2,245,000	2,510,243

Construction & Engineering - 2.6%
Larsen & Toubro Ltd. (India)[1]	591,285	13,168,882

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 1.5%
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	$3,893,862
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,453,660

		7,347,522

Industrial Conglomerates - 3.5%
Siemens AG (Germany)[1]	167,570	17,196,309

Machinery - 10.2%
Alstom S.A. (France)*[1]	272,440	6,290,269
ANDRITZ AG (Austria)[1]	156,920	7,440,726
FANUC Corp. (Japan)[1]	37,540	6,106,754
GEA Group AG (Germany)[1]	322,720	15,232,888
Jain Irrigation Systems Ltd. (India)[1]	5,395,570	5,984,369
SMC Corp. (Japan)[1]	40,800	10,037,867

		51,092,873

Professional Services - 2.3%
Applus Services S.A. (Spain)[1]	621,990	6,089,482
Bureau Veritas S.A. (France)[1]	255,990	5,374,543

		11,464,025

Total Industrials		110,245,099

Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 6.9%
Hitachi Ltd. (Japan)[1]	2,677,660	11,219,009
Keyence Corp. (Japan)[1]	19,409	13,243,315
PAX Global Technology Ltd. (Hong Kong)[1]	11,264,000	9,915,420

		34,377,744

Software - 3.3%
SAP SE (Germany)[1]	126,580	9,506,853
Totvs S.A. (Brazil)	721,250	6,805,431

		16,312,284

Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co. Ltd. (South Korea)[1]	15,880	19,776,178

Total Information Technology		70,466,206

Materials - 2.6%
Chemicals - 2.6%
Givaudan S.A. (Switzerland)[1]	3,400	6,845,983
Symrise AG (Germany)[1]	87,320	5,956,224

Total Materials		12,802,207

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Bharti Infratel Ltd. (India)[1]	1,802,430	$9,235,766
Telefonica S.A. - ADR (Spain)	727,200	6,893,856

		16,129,622

Total Telecommunication Services		16,129,622

Utilities - 1.6%
Electric Utilities - 1.1%
Power Grid Corp. of India Ltd. (India)[1]	2,395,870	5,800,902

Water Utilities - 0.5%
CT Environmental Group Ltd. (China)[1]	8,494,000	2,471,220

Total Utilities		8,272,122

TOTAL COMMON STOCKS
(Identified Cost $471,563,844)		479,217,304

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.30%,
(Identified Cost $22,204,776)	22,204,776	22,204,776

TOTAL INVESTMENTS - 100.4%
(Identified Cost $493,768,620)		501,422,080
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(1,848,617)

NET ASSETS - 100%		$499,573,463

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 16.2%; Japan 13%; United Kingdom 11.6%; India 10.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

International Series

Statement of Assets & Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $493,768,620) (Note 2)	$501,422,080
Foreign tax reclaims receivable	1,370,539
Receivable for fund shares sold	230,352
Dividends receivable	187,291
Receivable for securities sold	87,139
Prepaid and other expenses	9,200

TOTAL ASSETS	503,306,601

LIABILITIES:

Accrued management fees (Note 3)	290,118
Accrued shareholder services fees (Class S) (Note 3)	73,549
Accrued transfer agent fees (Note 3)	30,411
Accrued fund accounting and administration fees (Note 3)	14,385
Accrued Chief Compliance Officer service fees (Note 3)	179
Accrued foreign capital gains tax (Note 2)	231,611
Payable for securities purchased	2,454,026
Payable for fund shares repurchased	456,182
Other payables and accrued expenses	182,677

TOTAL LIABILITIES	3,733,138

TOTAL NET ASSETS	$499,573,463

NET ASSETS CONSIST OF:

Capital stock	$602,763
Additional paid-in-capital	502,710,119
Undistributed net investment income	3,392,076
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(14,478,607)
Net unrealized appreciation on investments (net of foreign capital gains tax of $231,611), foreign currency and translation of other assets and liabilities	7,347,112

TOTAL NET ASSETS	$499,573,463

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($365,516,128/ 46,690,283 shares)	$7.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($134,057,335/ 13,585,968 shares)	$9.87

The accompanying notes are an integral part of the financial statements.

7

International Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $621,829)	$5,758,760

EXPENSES:

Management fees (Note 3)	1,812,868
Shareholder services fees (Class S)(Note 3)	443,813
Transfer agent fees (Note 3)	94,365
Fund accounting and administration fees (Note 3)	46,572
Directors’ fees (Note 3)	12,459
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	123,977
Miscellaneous	79,353

Total Expenses	2,614,716
Less reduction of expenses (Note 3)	(115,939)

Net Expenses	2,498,777

NET INVESTMENT INCOME	3,259,983

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(11,907,447)
Foreign currency and translation of other assets and liabilities	(272,254)

(12,179,701)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $90,862)	34,198,757
Foreign currency and translation of other assets and liabilities	136,375

34,335,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	22,155,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,415,414

The accompanying notes are an integral part of the financial statements.

8

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,259,983	$5,918,984
Net realized gain (loss) on investments and foreign currency	(12,179,701)	9,028,002
Net change in unrealized appreciation (depreciation) on investments and foreign currency	34,335,132	(34,028,014)

Net increase (decrease) from operations	25,415,414	(19,081,028)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(3,477,202)
From net investment income (Class I)	—	(1,250,441)
From net realized gain on investments (Class S)	—	(14,908,889)
From net realized gain on investments (Class I)	—	(4,021,064)

Total distributions to shareholders	—	(23,657,596)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(34,984,621)	(65,272,859)

Net decrease in net assets	(9,569,207)	(108,011,483)

NET ASSETS:

Beginning of period	509,142,670	617,154,153

End of period (including undistributed net investment income of $3,392,076 and $132,093, respectively)	$499,573,463	$509,142,670

The accompanying notes are an integral part of the financial statements.

9

International Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.43		$8.10	$9.91	$8.70	$7.61	$8.85

Income (loss) from investment operations:
Net investment income[1]	0.05		0.08	0.12	0.11	0.10	0.13
Net realized and unrealized gain (loss) on investments	0.35		(0.39)	(0.84)	1.59	1.10	(1.26)

Total from investment operations	0.40		(0.31)	(0.72)	1.70	1.20	(1.13)

Less distributions to shareholders:
From net investment income	—		(0.07)	(0.12)	(0.12)	(0.10)	(0.10)
From return of capital	—		—	—	—	(0.01)	—
From net realized gain on investments	—		(0.29)	(0.97)	(0.37)	—	(0.01)

Total distributions to shareholders	—		(0.36)	(1.09)	(0.49)	(0.11)	(0.11)

Net asset value - End of period	$7.83		$7.43	$8.10	$9.91	$8.70	$7.61

Net assets - End of period (000’s omitted)	$365,516		$377,770	$490,833	$637,598	$565,609	$513,267

Total return[2]	5.38%		(3.72% )	(7.03% )	19.69%	15.78%	(12.82% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	[3]	1.10%	1.10%	1.10%	1.10%	1.16%
Net investment income	1.28%	[3]	0.96%	1.20%	1.21%	1.30%	1.49%
Portfolio turnover	21%		33%	22%	22%	22%	7%

*Effective December 31, 2011, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%	[3]	0.03%	0.04%	0.03%	0.07%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 3/15/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.35		$10.10	$12.05	$10.47	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07		0.12	0.17	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.45		(0.49)	(1.00)	1.91	0.46

Total from investment operations	0.52		(0.37)	(0.83)	2.08	0.59

Less distributions to shareholders:
From net investment income	—		(0.09)	(0.15)	(0.13)	(0.11)
From return of capital	—		—	—	—	(0.01)
From net realized gain on investments	—		(0.29)	(0.97)	(0.37)	—

Total distributions to shareholders	—		(0.38)	(1.12)	(0.50)	(0.12)

Net asset value - End of period	$9.87		$9.35	$10.10	$12.05	$10.47

Net assets - End of period (000’s omitted)	$134,057		$131,373	$126,321	$140,787	$95,925

Total return[3]	5.56%		(3.55% )	(6.72% )	19.97%	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]	0.85%	0.85%	0.85%	0.85%	[4]
Net investment income	1.54%	[4]	1.18%	1.42%	1.48%	1.67%	[4]
Portfolio turnover	21%		33%	22%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%	[4]	0.03%	0.04%	0.03%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

12

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$68,880,809	$—	$68,880,809	$—
Consumer Staples	121,266,831	47,996,043	73,270,788	—
Energy	23,056,588	4,915,680	18,140,908	—
Financials	12,211,618	—	12,211,618	—
Health Care	35,886,202	32,171,436	3,714,766	—
Industrials	110,245,099	3,745,424	106,499,675	—
Information Technology	70,466,206	6,805,431	63,660,775	—
Materials	12,802,207	—	12,802,207	—
Telecommunication Services	16,129,622	6,893,856	9,235,766	—
Utilities	8,272,122	—	8,272,122	—
Mutual fund	22,204,776	22,204,776	—	—

Total assets	$501,422,080	$124,732,646	$376,689,434	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

13

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $115,939 for the six months ended June 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

International Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $98,734,919 and $115,978,345, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,189,022	$8,722,299	4,705,134	$38,413,613
Reinvested	—	—	2,447,961	17,992,425
Repurchased	(5,367,968)	(39,245,498)	(16,866,486)	(137,354,113)

Total	(4,178,946)	$(30,523,199)	(9,713,391)	$(80,948,075)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	981,486	$9,081,759	3,508,323	$35,671,017
Reinvested	—	—	568,141	5,249,638
Repurchased	(1,447,599)	(13,543,181)	(2,532,905)	(25,245,439)

Total	(466,113)	$(4,461,422)	1,543,559	$15,675,216

Approximately 64% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

International Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$15,507,821
Long-term capital gains	8,149,775

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$493,768,620
Unrealized appreciation	62,816,196
Unrealized depreciation	(55,162,736)

Net unrealized appreciation	$7,653,460

17

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/16-SAR

MANNING

&NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

WORLD OPPORTUNITIES SERIES

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16
Actual	$1,000.00	$1,019.20	$5.52

Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

World Opportunities Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

World Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.7%

Consumer Discretionary - 17.1%
Diversified Consumer Services - 2.4%
Kroton Educacional S.A. (Brazil)	5,381,790	$22,734,766

Hotels, Restaurants & Leisure - 2.9%
Accor S.A. (France)[1]	713,998	27,357,767

Internet & Catalog Retail - 0.5%
Zalando SE (Germany)*[1,2]	160,440	4,246,291

Media - 6.4%
ITV plc (United Kingdom)[1]	11,464,192	27,487,551
Liberty Global plc LiLAC - Class A (United Kingdom)*	115,193	3,716,122
Liberty Global plc - Class A - ADR (United Kingdom)*	923,250	26,829,645
Modern Times Group MTG AB - Class B (Sweden)[1]	105,259	2,797,934

		60,831,252

Specialty Retail - 1.9%
Kingfisher plc (United Kingdom)[1]	4,280,362	18,384,610

Textiles, Apparel & Luxury Goods - 3.0%
lululemon athletica, Inc. (United States)*	386,250	28,528,425

Total Consumer Discretionary		162,083,111

Consumer Staples - 26.4%
Beverages - 9.5%
Ambev S.A. - ADR (Brazil)	4,089,656	24,169,867
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	238,130	31,489,598
Diageo plc (United Kingdom)[1]	1,239,760	34,633,689

		90,293,154

Food & Staples Retailing - 1.6%
Tesco plc (United Kingdom)*[1]	6,390,360	15,008,452

Food Products - 5.1%
Danone S.A. (France)[1]	335,780	23,498,871
Nestle S.A. (Switzerland)[1]	319,370	24,744,255

		48,243,126

Personal Products - 5.6%
Beiersdorf AG (Germany)[1]	111,816	10,586,175
Unilever plc - ADR (United Kingdom)	884,950	42,397,954

		52,984,129

Tobacco - 4.6%
Japan Tobacco, Inc. (Japan)[1]	825,400	33,265,439
Swedish Match AB (Sweden)[1]	305,061	10,646,053

		43,911,492

Total Consumer Staples		250,440,353

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 6.4%
Energy Equipment & Services - 3.5%
Schlumberger Ltd. (United States)	423,770	$33,511,732

Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (Canada)	2,469,210	27,087,234

Total Energy		60,598,966

Health Care - 17.0%
Health Care Equipment & Supplies - 4.6%
Medtronic plc (United States)	398,830	34,606,479
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	15,458,300	8,857,906

		43,464,385

Health Care Providers & Services - 4.1%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	454,090	39,554,331

Life Sciences Tools & Services - 2.6%
QIAGEN N.V. (United States)*[1]	479,680	10,453,363
QIAGEN N.V. - ADR (United States)*	646,682	14,104,134

		24,557,497

Pharmaceuticals - 5.7%
Novartis AG - ADR (Switzerland)	448,610	37,014,811
Perrigo Co. plc	187,600	17,009,692

		54,024,503

Total Health Care		161,600,716

Industrials - 9.2%
Aerospace & Defense - 1.9%
Safran S.A. (France)[1]	272,875	18,375,974

Airlines - 2.0%
Ryanair Holdings plc - ADR (Ireland)	266,098	18,504,455

Machinery - 2.9%
Sulzer AG (Switzerland)[1]	139,790	12,130,450
The Weir Group plc (United Kingdom)[1]	805,020	15,547,800

		27,678,250

Trading Companies & Distributors - 2.4%
Brenntag AG (Germany)[1]	475,648	23,041,420

Total Industrials		87,600,099

Information Technology - 16.2%
Internet Software & Services - 9.7%
Alibaba Group Holding Ltd. - ADR (China)*	353,940	28,148,848
Baidu, Inc. - ADR (China)*	179,530	29,649,380
Tencent Holdings Ltd. - Class H (China)[1]	1,492,295	34,232,760

		92,030,988

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 3.5%
Amdocs Ltd. - ADR (United States)	567,757	$32,770,934

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	22,780	28,369,102

Total Information Technology		153,171,024

Materials - 2.1%
Metals & Mining - 2.1%
Alumina Ltd. (Australia)[1]	10,168,956	9,995,790
Norsk Hydro ASA (Norway)[1]	2,721,756	9,963,889

Total Materials		19,959,679

Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,538,535	31,122,439

TOTAL COMMON STOCKS
(Identified Cost $972,084,613)		926,576,387

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30%, (Identified Cost $9,056,310)	9,056,310	9,056,310

TOTAL INVESTMENTS - 98.7%
(Identified Cost $981,140,923)		935,632,697
OTHER ASSETS, LESS LIABILITIES - 1.3%		12,699,306

NET ASSETS - 100%		$948,332,003

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,246,291 or 0.4% of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.4%; United States - 18.0%; China - 10.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments (identified cost $981,140,923)	$935,632,697
Receivable for securities sold	10,473,161
Foreign tax reclaims receivable	8,864,236
Dividends receivable	1,135,619
Receivable for fund shares sold	689,748

TOTAL ASSETS	956,795,461

LIABILITIES:

Accrued management fees (Note 3)	916,095
Accrued transfer agent fees (Note 3)	128,684
Accrued fund accounting and administration fees (Note 3)	61,247
Accrued directors’ fees (Note 3)	18,477
Accrued Chief Compliance Officer service fees (Note 3)	178
Payable for securities purchased	5,449,334
Payable for fund shares repurchased	1,363,017
Other payables and accrued expenses	526,426

TOTAL LIABILITIES	8,463,458

TOTAL NET ASSETS	$948,332,003

NET ASSETS CONSIST OF:

Capital stock	$1,373,860
Additional paid-in-capital	1,510,744,175
Undistributed net investment income	11,910,122
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(529,434,139)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(46,262,015)

TOTAL NET ASSETS	$948,332,003

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($948,332,003/137,385,959 shares)	$6.90

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $2,652,475) (Note 2)	$19,564,680

EXPENSES:

Management fees (Note 3)	6,837,144
Transfer agent fees (Note 3)	282,989
Fund accounting and administration fees (Note 3)	95,264
Directors’ fees (Note 3)	50,549
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	41,657
Miscellaneous	179,195

Total Expenses	7,488,107

NET INVESTMENT INCOME	12,076,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(125,161,654)
Foreign currency and translation of other assets and liabilities	118,402

(125,043,252)

Net change in unrealized appreciation (depreciation) on-
Investments	134,294,516
Foreign currency and translation of other assets and liabilities	540,984

134,835,500

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	9,792,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,868,821

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,076,573	$34,851,201
Net realized loss on investments and foreign currency	(125,043,252)	(230,356,514)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	134,835,500	142,984,109

Net increase (decrease) from operations	21,868,821	(52,521,204)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(29,507,717)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(665,462,142)	(3,770,237,638)

Net decrease in net assets	(643,593,321)	(3,852,266,559)

NET ASSETS:

Beginning of period	1,591,925,324	5,444,191,883

End of period (including undistributed net investment income of $11,910,122 and distributions in excess of net investment income of $166,451, respectively)	$948,332,003	$1,591,925,324

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$6.77		$7.33	$9.05	$7.75	$6.63	$8.61

Income (loss) from investment operations:
Net investment income[1]	0.06		0.08	0.10	0.10	0.12	0.24	[2]
Net realized and unrealized gain (loss) on investments	0.07		(0.51)	(1.01)	1.35	1.13	(1.64)

Total from investment operations	0.13		(0.43)	(0.91)	1.45	1.25	(1.40)

Less distributions to shareholders:
From net investment income	—		(0.13)	(0.10)	(0.10)	(0.13)	(0.24)
From net realized gain on investments	—		—	(0.71)	(0.05)	—	(0.34)

Total distributions to shareholders	—		(0.13)	(0.81)	(0.15)	(0.13)	(0.58)

Net asset value - End of period	$6.90		$6.77	$7.33	$9.05	$7.75	$6.63

Net assets - End of period (000’s omitted)	$948,332		$1,591,925	$5,444,192	$7,924,877	$6,925,778	$5,967,029

Total return[3]	1.92%		(5.91% )	(9.77% )	18.79%	18.81%	(16.14%	)[2]
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%	[4]	1.08%	1.07%	1.07%	1.08%	1.09%
Net investment income	1.77%	[4]	1.09%	1.16%	1.17%	1.64%	2.84%	[2]
Portfolio turnover	13%		71%	43%	46%	45%	52%

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

10

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$162,083,111	$81,808,958	$80,274,153	$—
Consumer Staples	250,440,353	66,567,821	183,872,532	—
Energy	60,598,966	60,598,966	—	—
Health Care	161,600,716	102,735,116	58,865,600	—
Industrials	87,600,099	18,504,455	69,095,644	—
Information Technology	153,171,024	90,569,162	62,601,862	—
Materials	19,959,679	—	19,959,679	—
Telecommunication Services	31,122,439	31,122,439	—	—
Mutual fund	9,056,310	9,056,310	—	—

Total assets	$935,632,697	$460,963,227	$474,669,470	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

11

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $174,085,007 and $821,503,437, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,017,599	$79,963,532	72,756,351	$537,227,756
Reinvested	—	—	4,151,198	27,884,107
Repurchased	(109,839,952)	(745,425,674)	(584,198,654)	(4,335,349,501)

Total	(97,822,353)	$(665,462,142)	(507,291,105)	$(3,770,237,638)

Approximately 13% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$29,507,717

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,018,407,940
Unrealized appreciation	64,904,067
Unrealized depreciation	(147,679,310)

Net unrealized depreciation	$(82,775,243)

At December 31, 2015, the Series had net short-term capital loss carryforwards of $64,492,049 and net long-term capital loss carryforwards of $300,804,618, which may be carried forward indefinitely.

14

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNWOP-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report June 30, 2016

www.manning-napier.com

OHIO TAX EXEMPT SERIES

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/6-6/30/16
Actual	$1,000.00	$1,018.80	$3.86

Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.87

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 96.4%

Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3	$100,000	$103,305
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA2	350,000	352,929
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA2	100,000	106,126
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA2	225,000	247,912
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA2	300,000	309,915
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1	720,000	797,796
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1	200,000	239,848
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	108,879
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1	100,000	106,095
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA2	625,000	693,969
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2	150,000	168,361
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1	500,000	630,740
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3	750,000	795,060
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2	5,000	5,095
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2	95,000	96,744
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1	100,000	101,001
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2	350,000	375,568
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	400,000	441,240
Cincinnati Water System, Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	110,000	112,089
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2016	Aaa	150,000	152,870
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa	230,000	253,879
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa	120,000	132,458
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	223,694
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2	500,000	530,540
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2	140,000	142,162
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2	150,000	157,576
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	370,000	409,305
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,000,000	1,208,280

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	$235,000	$259,778
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	246,277
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	569,025
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	102,183
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	107,187
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	109,260
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	275,638
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	431,440
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	285,258
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	190,818
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	88,565
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	643,355
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	464,915
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa1	155,000	162,862
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa1	170,000	178,556
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	255,645
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	211,252
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	215,402
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	155,246
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	255,607
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa	300,000	337,287
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	338,230
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1	235,000	311,838
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	424,904
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	488,025
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	333,303
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	234,356
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	308,850
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,181,514
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	360,000
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	110,331
Franklin County, Various Purposes Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2027	Aaa	500,000	531,340

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1	$300,000	$357,285
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1	375,000	452,145
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1	500,000	647,415
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1	420,000	550,112
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1	350,000	366,698
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1	350,000	385,892
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	117,215
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA2	200,000	215,228
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	588,500
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2	570,000	732,382
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2	150,000	161,790
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	588,500
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2	200,000	201,288
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2	500,000	603,335
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2	320,000	383,866
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1	500,000	551,400
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1	100,000	105,096
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1	300,000	340,944
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa3	115,000	119,683
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1	100,000	103,072
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	A3	200,000	203,154
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1	100,000	101,664
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1	175,000	199,138
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA2	200,000	209,018

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA2	$335,000	$359,753
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2	200,000	220,620
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1	100,000	104,346
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3	100,000	107,139
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3	230,000	248,515
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa	340,000	371,946
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1	200,000	218,958
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1	750,000	900,405
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3	275,000	294,630
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3	375,000	417,281
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1	400,000	491,692
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	260,000	292,692
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa	500,000	596,695
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	154,190
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	300,000	330,654
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	5,000	5,115
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	150,000	159,384
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa	125,000	132,820
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa	450,000	522,621
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1	225,000	298,544
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1	350,000	457,947
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	1,150,000	1,410,072
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	601,460
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1	600,000	785,052
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2	650,000	718,048
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2	350,000	399,956

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1	$100,000	$114,120
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1	150,000	152,247
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1	150,000	165,190
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1	115,000	125,727
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3	100,000	104,567
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA2	250,000	262,088
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA2	140,000	144,375
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3	200,000	220,748
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2	100,000	105,823
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	109,925
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1	120,000	122,257
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1	100,000	115,876
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2020	A1	150,000	155,988
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2025	A1	270,000	280,778
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	500,000	550,020
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	568,890
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	311,058
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	103,832
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	647,896
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	118,057
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	432,064

TOTAL MUNICIPAL BONDS
(Identified Cost $41,762,187)					42,968,564

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Government Cash Management
(Identified Cost $1,443,965)	0.25%[3]	1,443,965	$1,443,965

TOTAL INVESTMENTS - 99.6%
(Identified Cost $43,206,152)			44,412,529
OTHER ASSETS, LESS LIABILITIES - 0.4%			169,791

NET ASSETS - 100%			$44,582,320

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Rate shown is the current yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $43,206,152) (Note 2)	$44,412,529
Interest receivable	234,221
Receivable for fund shares sold	14,980
Prepaid expenses	90

TOTAL ASSETS	44,661,820

LIABILITIES:

Accrued management fees (Note 3)	18,266
Accrued fund accounting and administration fees (Note 3)	7,044
Accrued transfer agent fees (Note 3)	203
Accrued Chief Compliance Officer service fees (Note 3)	178
Payable for fund shares repurchased	34,279
Audit fees payable	17,216
Other payables and accrued expenses	2,314

TOTAL LIABILITIES	79,500

TOTAL NET ASSETS	$44,582,320

NET ASSETS CONSIST OF:

Capital stock	$41,279
Additional paid-in-capital	43,362,829
Undistributed net investment income	49,367
Accumulated net realized loss on investments	(77,532)
Net unrealized appreciation on investments	1,206,377

TOTAL NET ASSETS	$44,582,320

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($44,582,320/4,127,873 shares)	$10.80

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$332,162
Dividends	411

Total Investment Income	332,573

EXPENSES:

Management fees (Note 3)	110,284
Fund accounting and administration fees (Note 3)	29,877
Chief Compliance Officer service fees (Note 3)	1,309
Directors’ fees (Note 3)	1,234
Transfer agent fees (Note 3)	621
Audit fees	14,885
Custodian fees	1,365
Miscellaneous	9,775

Total Expenses	169,350

NET INVESTMENT INCOME	163,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(449)
Net change in unrealized appreciation (depreciation) on investments	680,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	679,632

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$842,855

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$163,223	$281,293
Net realized loss on investments	(449)	(45,591)
Net change in unrealized appreciation (depreciation) on investments	680,081	323,164

Net increase from operations	842,855	558,866

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(164,743)	(286,649)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(547,704)	(416,052)

Net increase (decrease) in net assets	130,408	(143,835)

NET ASSETS:

Beginning of period	44,451,912	44,595,747

End of period (including undistributed net investment income of $49,367 and $50,887, respectively)	$44,582,320	$44,451,912

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.64		$10.57	$10.54	$10.93	$10.77	$10.30

Income (loss) from investment operations:
Net investment income[1]	0.04		0.07	0.07	0.14	0.16	0.26
Net realized and unrealized gain (loss) on investments	0.14		0.07	0.06	(0.31)	0.17	0.62

Total from investment operations	0.18		0.14	0.13	(0.17)	0.33	0.88

Less distributions to shareholders:
From net investment income	(0.02)		(0.07)	(0.06)	(0.14)	(0.17)	(0.25)
From net realized gain on investments	—		—	(0.04)	(0.08)	— [2]	(0.16)

Total distributions to shareholders	(0.02)		(0.07)	(0.10)	(0.22)	(0.17)	(0.41)

Net asset value - End of period	$10.80		$10.64	$10.57	$10.54	$10.93	$10.77

Net assets - End of period (000’s omitted)	$44,582		$44,452	$44,596	$40,193	$38,749	$37,676

Total return[3]	1.88%		1.31%	1.27%	(1.59% )	3.09%	8.65%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.77%	[4]	0.77%	0.72%	0.78%	0.76%	0.80%
Net investment income	0.74%	[4]	0.62%	0.65%	1.34%	1.45%	2.41%
Portfolio turnover	5%		32%	41%	27%	9%	60%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$42,968,564	$—	$42,968,564	$—
Mutual fund	1,443,965	1,443,965	—	—

Total assets	$44,412,529	$1,443,965	$42,968,564	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $2,240,272 and $2,438,083, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	145,246	$1,558,451	444,806	$4,719,459
Reinvested	15,003	160,910	26,854	281,527
Repurchased	(211,030)	(2,267,065)	(511,356)	(5,417,038)

Total	(50,781)	$(547,704)	(39,696)	$(416,052)

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Tax exempt income	$286,649

16

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$43,206,152
Unrealized appreciation	1,208,214
Unrealized depreciation	(1,837)

Net unrealized appreciation	$1,206,377

At December 31, 2015, the Series had net short-term capital loss carryforwards of $11,099 and net long-term capital loss carryforwards of $65,984, which may be carried forward indefinitely.

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOTE-6/16-SAR

Manning

&Napier

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

DIVERSIFIED TAX EXEMPT SERIES

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16
Actual	$1,000.00	$1,019.90	$2.86

Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$2.87

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2016

(unaudited)

Top Ten States[2]
New York	9.7%	Ohio	6.0%
Florida	8.5%	Arizona	3.8%
Washington	7.5%	North Carolina	3.8%
Pennsylvania	7.4%	Nebraska	3.7%
Texas	6.2%	Kansas	3.7%

[2] As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 98.0%

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa3	$500,000	$599,675

ARIZONA - 3.7%

Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,311,650
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,532,772
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,541,775
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA2	1,000,000	1,125,320
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,625,778
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1	1,340,000	1,477,417
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1	1,715,000	1,801,316
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	470,612
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2	1,400,000	1,520,106
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	533,287

					12,940,033

COLORADO - 2.2%

Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,715,175
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,777,264
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2	1,500,000	1,701,390
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2	1,210,000	1,311,531

					7,505,360

DELAWARE - 0.6%

Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1	2,000,000	2,206,160

DISTRICT OF COLUMBIA - 1.2%

District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2	1,380,000	1,765,531

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)

District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	$900,000	$1,123,569
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,228,230

					4,117,330

FLORIDA - 8.4%

Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,145,774
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,162,266
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	661,086
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa2	1,000,000	1,044,540
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	1,036,178
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,805,688
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	975,466
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	998,662
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	890,504
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,268,800
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,701,600
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,061,800
Miami-Dade County, Transit System Sales Surtax, Transit Impt., Series A, Revenue Bond, AGC	4.000%	7/1/2017	A1	1,465,000	1,513,975
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,499,560
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	573,120
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,548,416
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	416,920
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	731,781
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	561,550
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,347,404
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,815,566

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	$400,000	$435,720
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	618,175
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	524,860
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	548,650

					28,888,061

GEORGIA - 3.1%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3	1,000,000	1,058,690
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3	1,160,000	1,321,832
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	568,845
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,739,870
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3	1,200,000	1,325,580
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,498,198
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	500,000	555,155
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	551,285
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,169,450

					10,788,905

HAWAII - 1.0%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,126,120
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	2,168,215

					3,294,335

ILLINOIS - 2.5%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	544,425
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	683,531
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2	750,000	794,452

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

ILLINOIS (continued)

Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2	$760,000	$826,865
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1	820,000	901,861
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2018	A1	500,000	532,810
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,509,400
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3	1,000,000	1,136,540
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3	725,000	810,876

					8,740,760

INDIANA - 2.2%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	AA2	1,450,000	1,502,678
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	776,521
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA2	500,000	524,135
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1	2,540,000	2,811,170
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	831,090
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA2	500,000	516,715
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA2	475,000	496,304

					7,458,613

IOWA - 0.7%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,508,340

KANSAS - 3.6%

Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2	500,000	570,595
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA2	2,965,000	3,348,938
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	922,782
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA2	2,000,000	2,109,000

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

KANSAS (continued)

Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA2	$1,000,000	$1,095,450
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA2	2,000,000	2,268,800
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3	450,000	480,200
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3	1,495,000	1,733,916

					12,529,681

KENTUCKY - 0.2%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2	500,000	559,175

LOUISIANA - 1.7%

Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1	1,135,000	1,219,149
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1	990,000	1,123,551
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	704,460
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A2	1,700,000	1,963,058
St. Charles Parish Waterworks & Wastewater District No. 1, Revenue Bond	2.000%	7/1/2017	A2	750,000	759,045

					5,769,263

MAINE - 0.6%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	654,149
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3	1,500,000	1,566,510

					2,220,659

MARYLAND - 0.3%

Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3	500,000	532,240
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	556,815

					1,089,055

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MASSACHUSETTS - 1.6%

Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[3]	0.690%	8/1/2043	Aa1	$1,225,000	$1,224,240
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,135,930
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3	600,000	626,850
Massachusetts Municipal Wholesale Electric Co., Project No. 6, Revenue Bond	5.000%	7/1/2017	A3	590,000	615,553

					5,602,573

MICHIGAN - 1.4%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,083,200
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	831,947
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3	910,000	933,551
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2	550,000	585,552
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1	1,000,000	1,114,050
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	445,620

					4,993,920

MINNESOTA - 0.7%

Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2	2,130,000	2,327,536

MISSISSIPPI - 0.2%

Mississippi Hospital Equipment & Facilities Authority, Series 1, Revenue Bond	5.000%	10/1/2017	Aa3	750,000	788,888

MISSOURI - 2.3%

Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2	2,425,000	2,474,616
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	905,138
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,590,000	2,013,830
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	285,000	291,287
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3	500,000	531,385

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MISSOURI (continued)

Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2	$750,000	$787,050
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	829,704

					7,833,010

NEBRASKA - 3.7%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	2,000,000	2,395,320
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	630,000	675,845
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	500,000	536,385
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1	600,000	639,342
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1	1,000,000	1,104,390
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	500,000	552,195
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,141,810
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,299,622
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1	1,120,000	1,178,979
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2	675,000	721,217
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,401,620

					12,646,725

NEW HAMPSHIRE - 0.9%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,948,324

NEW JERSEY - 1.2%

Hudson County, G.O. Bond	2.000%	12/1/2017	AA2	1,000,000	1,018,970
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	465,824
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3	1,625,000	1,792,928

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW JERSEY (continued)

New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A3	$915,000	$1,008,357

					4,286,079

NEW MEXICO - 1.4%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,527,575
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,499,140
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2	875,000	898,231

					4,924,946

NEW YORK - 9.6%

Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1	1,500,000	1,948,620
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1	1,385,000	1,762,662
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1	1,145,000	1,214,124
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1	725,000	798,254
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,498,061
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.750%	11/15/2044	A1	1,600,000	1,597,520
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,112,670
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,128,160
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2	2,880,000	3,646,397
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,490,700
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,490,700
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	471,076
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded, Series B, Revenue Bond	5.000%	4/1/2019	WR4	495,000	542,664
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded, Series B, Revenue Bond	5.000%	4/1/2019	AA2	1,640,000	1,801,983
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	1,000,000	1,079,650

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	$765,000	$955,944
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3	500,000	540,180
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	575,000	610,368
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	803,887
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	1,083,410
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,520,836

					33,097,866

NORTH CAROLINA - 3.7%

Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa1	1,240,000	1,351,984
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,653,470
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3	500,000	517,650
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3	1,265,000	1,352,867
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	670,120
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	456,724
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A2	3,000,000	3,764,220
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2017	Aaa	3,000,000	3,122,580

					12,889,615

NORTH DAKOTA - 0.2%

North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	A2	800,000	848,608

OHIO - 6.0%

American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1	425,000	454,189
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,272,977

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO (continued)

American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1	$25,000	$26,811
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2	640,000	691,014
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3	600,000	799,368
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3	1,000,000	1,079,450
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	3,735,000	4,204,639
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2	1,000,000	1,049,170
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	5,149,830
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3	1,000,000	1,031,620
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	1,175,000	1,292,547
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,149,158
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	726,540
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	706,337

					20,633,650

OKLAHOMA - 1.9%

Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aaa	655,000	683,768
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	545,855
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	3,146,110
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,362,020

					6,737,753

OREGON - 1.0%

Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	492,026
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	230,000	236,086
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3	1,285,000	1,449,814
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2	1,015,000	1,217,919

					3,395,845

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA - 7.3%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3	$640,000	$721,734
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3	500,000	539,980
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1	1,465,000	1,582,742
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,706,430
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA2	600,000	663,006
Lancaster County Hospital Authority, Lancaster General, Revenue Bond	4.000%	7/1/2017	Aa3	460,000	475,658
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,164,670
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,497,336
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3	615,000	669,883
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3	1,050,000	1,185,954
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1	2,440,000	2,588,401
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,141,020
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA2	20,000	21,836
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1	385,000	409,705
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1	500,000	542,265
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1	750,000	793,185
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1	1,370,000	1,504,233
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1	1,000,000	1,047,070
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,122,030
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,130,050
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2	1,325,000	1,446,542

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1	$1,000,000	$1,089,680
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR4	465,000	509,040
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3	190,000	207,113
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA2	1,500,000	1,522,590

					25,282,153

SOUTH CAROLINA - 2.0%

Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	625,421
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	652,170
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	94,007
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	2,500,000	2,845,725
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,171,310
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	750,630
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	770,973

					6,910,236

TENNESSEE - 2.7%

Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	981,808
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	860,629
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	764,926
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	459,252
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	722,570
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,203,060
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	1,000,000	1,101,530

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2	$445,000	$467,464
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,673,410

					9,234,649

TEXAS - 6.1%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1	1,600,000	1,881,744
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	A1	500,000	615,280
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2	1,500,000	1,977,345
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1	1,000,000	1,084,190
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	631,576
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	548,965
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	748,470
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2	1,265,000	1,612,938
Houston Combined Utility System, Series S, Revenue Bond[3]	1.290%	5/15/2034	AA2	1,000,000	995,240
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1	1,110,000	1,187,134
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2	845,000	960,985
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,062,210
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	3,173,060
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	620,135
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	654,735
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,748,614
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA2	500,000	554,090

					21,056,711

UTAH - 1.3%

Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,171,380

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

UTAH (continued)

Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA2	$975,000	$1,234,633
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1	1,025,000	1,038,140

					4,444,153

VIRGINIA - 0.7%

Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2	500,000	541,080
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2	400,000	430,044
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,467,620

					2,438,744

WASHINGTON - 7.4%

Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3	400,000	438,604
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,564,785
Everett, G.O. Bond[3]	0.790%	12/1/2034	AA2	970,000	955,314
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2	750,000	858,315
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	1,675,000	1,879,316
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1	4,000,000	5,144,400
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,396,440
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,803,927
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2	1,060,000	1,168,427
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,213,150
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2	1,000,000	1,076,350
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	475,000	520,624
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,286,600
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1	2,675,000	3,398,588

					25,704,840

WEST VIRGINIA - 0.4%

Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2	1,210,000	1,265,249

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN - 1.9%

Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2	$470,000	$556,917
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2	600,000	661,224
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	540,370
WPPI Energy, Prerefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	625,000	681,719
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	1,120,000	1,158,125
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,319,960
WPPI Energy, Unrefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	475,000	517,512

					6,435,827

WYOMING - 0.2%

Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2	500,000	530,610

TOTAL MUNICIPAL BONDS
(Identified Cost $329,612,140)					338,473,915

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management
(Identified Cost $3,135,441)	0.25%[5]			3,135,441	3,135,441

TOTAL INVESTMENTS - 98.9%
(Identified Cost $332,747,581)					341,609,356
OTHER ASSETS, LESS LIABILITIES - 1.1%					3,733,808

NET ASSETS - 100%					$345,343,164

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of June 30, 2016.

4Credit rating has been withdrawn. As of June 30, 2016, there is no rating available (unaudited).

5Rate shown is the current yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $332,747,581) (Note 2)	$341,609,356
Interest receivable	4,081,468
Receivable for fund shares sold	383,739
Receivable for securities sold	2,696,298
Prepaid expenses	2,934

TOTAL ASSETS	348,773,795

LIABILITIES:

Accrued management fees (Note 3)	141,654
Accrued fund accounting and administration fees (Note 3)	18,236
Accrued transfer agent fees (Note 3)	519
Accrued Chief Compliance Officer service fees (Note 3)	179
Payable for securities purchased	2,822,409
Payable for fund shares repurchased	420,078
Other payables and accrued expenses	27,556

TOTAL LIABILITIES	3,430,631

TOTAL NET ASSETS	$345,343,164

NET ASSETS CONSIST OF:

Capital stock	$307,355
Additional paid-in-capital	336,332,496
Undistributed net investment income	593,462
Accumulated net realized loss on investments	(751,924)
Net unrealized appreciation (depreciation) on investments	8,861,775

TOTAL NET ASSETS	$345,343,164

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($345,343,164/30,735,452 shares)	$11.24

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$2,663,928
Dividends	2,675

Total Investment Income	2,666,603

EXPENSES:

Management fees (Note 3)	871,935
Fund accounting and administration fees (Note 3)	57,094
Directors’ fees (Note 3)	8,612
Transfer agent fees (Note 3)	2,059
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	8,342
Miscellaneous	46,337

Total Expenses	995,688

NET INVESTMENT INCOME	1,670,915

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	120,894
Net change in unrealized appreciation (depreciation) on investments	5,116,174

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,237,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,907,983

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,670,915	$3,101,509
Net realized gain on investments	120,894	136,777
Net change in unrealized appreciation (depreciation) on investments	5,116,174	2,207,553

Net increase from operations	6,907,983	5,445,839

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(1,554,274)	(3,270,501)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(18,594,062)	(19,862,558)

Net decrease in net assets	(13,240,353)	(17,687,220)

NET ASSETS:

Beginning of period	358,583,517	376,270,737

End of period (including undistributed net investment income of $593,462 and $476,821, respectively)	$345,343,164	$358,583,517

The accompanying notes are an integral part of the financial statements.

20

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED
	6/30/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$11.07	$11.00	$10.91	$11.39	$11.28	$10.77

Income (loss) from investment operations:
Net investment income[1]	0.05	0.09	0.08	0.14	0.20	0.30
Net realized and unrealized gain (loss) on investments	0.17	0.08	0.09	(0.29)	0.14	0.58

Total from investment operations	0.22	0.17	0.17	(0.15)	0.34	0.88

Less distributions to shareholders:
From net investment income	(0.05)	(0.10)	(0.08)	(0.13)	(0.20)	(0.29)
From net realized gain on investments	—	—	—	(0.20)	(0.03)	(0.08)

Total distributions to shareholders	(0.05)	(0.10)	(0.08)	(0.33)	(0.23)	(0.37)

Net asset value - End of period	$11.24	$11.07	$11.00	$10.91	$11.39	$11.28

Net assets - End of period (000’s omitted)	$345,343	$358,584	$376,271	$335,679	$332,228	$306,440

Total return[2]	1.99%	1.51%	1.51%	(1.28% )	3.01%	8.25%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.57% [3]	0.57%	0.56%	0.57%	0.57%	0.58%
Net investment income	0.96% [3]	0.80%	0.75%	1.21%	1.71%	2.67%
Portfolio turnover	8%	33%	25%	58%	9%	53%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

21

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$338,473,915	$—	$338,473,915	$—
Mutual fund	3,135,441	3,135,441	—	—

Total assets	$341,609,356	$3,135,441	$338,473,915	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

24

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $28,710,135 and $36,046,429, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,742,847	$19,469,276	5,130,993	$56,681,868
Reinvested	127,269	1,419,175	275,078	3,024,888
Repurchased	(3,534,552)	(39,482,513)	(7,210,048)	(79,569,314)

Total	(1,664,436)	$(18,594,062)	(1,803,977)	$(19,862,558)

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

 Tax exempt income     $3,270,501

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$332,747,581
Unrealized appreciation	8,900,858
Unrealized depreciation	(39,083)

Net unrealized appreciation	$8,861,775

As of December 31, 2015, the Series had net short-term capital loss carryforwards of $269,285 and net long-term capital loss carryforwards of $603,533, which may be carried forward indefinitely.

25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/16-SAR

MANNING

&NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

NEW YORK TAX EXEMPT SERIES

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16
Actual	$1,000.00	$1,020.50	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 97.8%

Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA2	$200,000	$206,380
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	1,295,000	1,425,122
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	1,125,000	1,279,823
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2	365,000	399,803
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	454,356
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	347,436
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA2	225,000	230,659
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3	1,175,000	1,234,291
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2	675,000	710,492
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	524,075
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2	400,000	405,392
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	286,364
Brookhaven, Public Impt., Series A, G.O. Bond	2.000%	3/15/2017	Aa2	500,000	505,395
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2	1,385,000	1,468,446
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	342,813
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	367,101
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3	405,000	418,061
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	513,535
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	286,920
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	562,745
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA2	375,000	410,246
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA2	265,000	271,357
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	323,245
DeWitt, Public Impt., G.O. Bond	3.000%	5/15/2017	AA2	315,000	321,565
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	906,806
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2	640,000	676,000
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2	310,000	324,607
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA2	305,000	330,797
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1	600,000	652,242
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1	450,000	478,746
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1	1,025,000	1,100,502
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2	300,000	318,024
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	574,605
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA2	305,000	313,442
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	265,703
The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3	$215,000	$222,551
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,756,133
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	670,790
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2	420,000	428,018
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA2	355,000	364,897
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	520,435
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3	475,000	493,496
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2	200,000	211,506
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	520,780
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	450,000	464,008
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA2	590,000	608,850
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1	335,000	353,224
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1	750,000	969,758
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1	835,000	885,409
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,000,000	1,139,210
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	307,122
Metropolitan Transportation Authority, Transit Impt., Prerefunded, Series C, Revenue Bond	6.500%	11/15/2028	WR3	700,000	795,235
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2	1,000,000	1,063,790
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2	200,000	221,684
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A1	340,000	360,526
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1	650,000	715,676
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	569,605
Metropolitan Transportation Authority, Transit Impt., Series G, Revenue Bond	5.000%	11/15/2018	A1	1,000,000	1,101,040
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	1,000,000	1,202,710
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	0.750%	11/15/2044	A1	600,000	599,070
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	A1	300,000	341,712

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	$455,000	$511,993
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA2	500,000	539,385
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	755,319
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR3	350,000	385,752
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2017	Aa3	500,000	527,765
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	500,000	548,675
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	615,470
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2	500,000	537,205
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,698,225
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2	365,000	388,459
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2	1,250,000	1,632,650
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2	1,000,000	1,087,000
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,125,860
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,493,720
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR3	275,000	284,988
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR3	285,000	295,377
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1	1,000,000	1,058,870
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,071,880
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	612,541
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,518,000
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2023	Aa1	2,500,000	3,152,975

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	$750,000	$975,338
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR3	315,000	341,520
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,320,162
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1	950,000	1,031,149
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1	500,000	563,055
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1	700,000	785,778
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1	3,000,000	3,916,200
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1	1,590,000	1,728,664
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa1	450,000	469,116
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1	175,000	189,948
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,700,000	3,362,445
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2	4,865,000	6,179,620
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	504,047
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA2	2,000,000	2,094,900
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1	220,000	237,789
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1	500,000	530,470
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	842,798
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	924,613
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1	3,000,000	3,148,980
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1	300,000	310,275
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1	500,000	550,445
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2	750,000	772,425

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A2	$1,000,000	$1,118,080
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA2	250,000	268,550
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA2	1,265,000	1,411,563
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2	2,750,000	2,900,755
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2	500,000	548,260
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1	500,000	515,985
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	225,000	253,807
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa	1,000,000	1,042,710
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,192,510
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,456,512
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa	1,000,000	1,297,940
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA2	225,000	242,235
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR3	100,000	109,629
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA2	250,000	274,692
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA2	2,025,000	2,180,115
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1	470,000	484,828
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	633,787
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2	590,000	627,860
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	525,000	566,816
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1	1,285,000	1,524,126
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1	1,170,000	1,498,758
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1	1,050,000	1,381,065

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1	$2,000,000	$2,602,040
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1	3,440,000	3,694,422
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,190,780
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	648,151
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	520,655
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA2	360,000	375,156
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	449,536
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	524,700
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	420,360
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	9/15/2017	Aa3	195,000	200,569
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3	200,000	210,412
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2	500,000	514,695
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2	1,400,000	1,488,200
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	290,170
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2	1,000,000	1,228,750
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2	1,000,000	1,257,860
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2	220,000	226,673
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3	260,000	263,884
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3	550,000	574,728
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3	520,000	637,629
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	403,400
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	1,022,128
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3	400,000	441,272
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	966,830
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	3,218,400
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	218,724
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa2	300,000	310,335
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2	300,000	309,834
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	930,000	959,081

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	$95,000	$116,534
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3	1,625,000	1,800,792
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	254,670
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3	225,000	238,194
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa	320,000	328,266
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	536,047
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1	95,000	97,195
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	731,982
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA2	1,225,000	1,464,732
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA2	200,000	230,008
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA2	2,000,000	2,167,140
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA2	775,000	871,294
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA2	200,000	216,714
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2	500,000	533,135
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,128,710
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,050,769
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1	545,000	578,131
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA2	260,000	263,219
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA2	365,000	374,326
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	368,068
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3	530,000	573,444
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3	890,000	982,035
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,227,747
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	442,438
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR3	305,000	336,351
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR3	310,000	341,865
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1	430,000	449,535
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	350,000	371,528
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3	250,000	270,090
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	936,514

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

	COUPON RATE		MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%		11/15/2022	Aa3	$1,000,000	$1,236,090
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%		11/15/2024	Aa3	1,000,000	1,236,950
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%		11/15/2018	Aa3	500,000	551,955
Ulster County, Public Impt., G.O. Bond	4.000%		11/15/2019	AA2	510,000	564,233
Union Endicott Central School District, G.O. Bond, BAM	2.125%		6/15/2019	AA2	580,000	601,274
Voorheesville Central School District, G.O. Bond	5.000%		6/15/2021	AA2	500,000	595,315
Warren County, Public Impt., G.O. Bond, AGM	4.000%		7/15/2020	AA2	500,000	552,680
Wayne County, Public Impt., G.O. Bond	3.000%		6/1/2021	Aa2	295,000	323,376
Webster Central School District, G.O. Bond	4.000%		10/1/2018	AA2	375,000	401,779
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%		10/15/2017	WR3	5,000	5,157
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%		10/15/2017	Aa1	410,000	422,878
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%		11/1/2017	Aa1	495,000	524,235
Wilson Central School District, G.O. Bond	3.000%		6/15/2018	Aa3	420,000	439,060
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%		10/15/2017	A2	500,000	508,200
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%		8/15/2020	A2	350,000	391,800

TOTAL MUNICIPAL BONDS
(Identified Cost $160,254,830)						165,082,589

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management
(Identified Cost $2,614,954)	0.25%	[5]			2,614,954	2,614,954

TOTAL INVESTMENTS - 99.3%
(Identified Cost $162,869,784)						167,697,543
OTHER ASSETS, LESS LIABILITIES - 0.7%						1,101,930

NET ASSETS - 100%						$168,799,473

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Investment Portfolio - June 30, 2016

(unaudited)

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2016, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2016.

5Rate shown is the current yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $162,869,784) (Note 2)	$167,697,543
Interest receivable	1,429,779
Receivable for fund shares sold	95,326
Prepaid expenses	612

TOTAL ASSETS	169,223,260

LIABILITIES:

Accrued management fees (Note 3)	69,033
Accrued fund accounting and administration fees (Note 3)	11,913
Accrued transfer agent fees (Note 3)	539
Accrued Chief Compliance Officer service fees (Note 3)	179
Payable for fund shares repurchased	319,153
Other payables and accrued expenses	22,970

TOTAL LIABILITIES	423,787

TOTAL NET ASSETS	$168,799,473

NET ASSETS CONSIST OF:

Capital stock	$158,264
Additional paid-in-capital	163,543,162
Undistributed net investment income	233,595
Accumulated net realized gain on investments	36,693
Net unrealized appreciation on investments	4,827,759

TOTAL NET ASSETS	$168,799,473

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($168,799,473/15,826,374 shares)	$10.67

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$1,264,330
Dividends	953

Total Investment Income	1,265,283

EXPENSES:

Management fees (Note 3)	424,250
Fund accounting and administration fees (Note 3)	42,053
Directors’ fees (Note 3)	4,215
Transfer agent fees (Note 3)	1,861
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	3,569
Miscellaneous	31,734

Total Expenses	508,991

NET INVESTMENT INCOME	756,292

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	44,009
Net change in unrealized appreciation (depreciation) on investments	2,652,724

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,696,733

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,453,025

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$756,292	$1,347,574
Net realized gain (loss) on investments	44,009	(10,276)
Net change in unrealized appreciation (depreciation) on investments	2,652,724	1,237,092

Net increase from operations	3,453,025	2,574,390

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(717,760)	(1,375,350)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(8,538,897)	(7,325,193)

Net decrease in net assets	(5,803,632)	(6,126,153)

NET ASSETS:

Beginning of period	174,603,105	180,729,258

End of period (including undistributed net investment income of $233,595 and $195,063, respectively)	$168,799,473	$174,603,105

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50		$10.42	$10.40	$10.78	$10.63	$10.19

Income (loss) from investment operations:
Net investment income[1]	0.05		0.08	0.07	0.17	0.19	0.28
Net realized and unrealized gain (loss) on investments	0.17		0.08	0.07	(0.36)	0.16	0.56

Total from investment operations	0.22		0.16	0.14	(0.19)	0.35	0.84

Less distributions to shareholders:
From net investment income	(0.05)		(0.08)	(0.07)	(0.16)	(0.20)	(0.27)
From net realized gain on investments	—		—	(0.05)	(0.03)	— [2]	(0.13)

Total distributions to shareholders	(0.05)		(0.08)	(0.12)	(0.19)	(0.20)	(0.40)

Net asset value - End of period	$10.67		$10.50	$10.42	$10.40	$10.78	$10.63

Net assets - End of period (000’s omitted)	$168,799		$174,603	$180,729	$163,836	$162,785	$158,092

Total return[3]	2.05%		1.54%	1.28%	(1.72% )	3.31%	8.37%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.60%	[4]	0.60%	0.58%	0.60%	0.60%	0.61%
Net investment income	0.89%	[4]	0.74%	0.68%	1.57%	1.72%	2.66%
Portfolio turnover	6%		35%	43%	33%	7%	48%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$165,082,589	$—	$165,082,589	$—
Mutual fund	2,614,954	2,614,954	—	—

Total assets	$167,697,543	$2,614,954	$165,082,589	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $10,058,641 and $13,546,002, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	551,055	$5,838,114	2,127,692	$22,249,004
Reinvested	63,364	670,595	123,356	1,285,190
Repurchased	(1,422,114)	(15,047,606)	(2,953,966)	(30,859,387)

Total	(807,695)	$(8,538,897)	(702,918)	$(7,325,193)

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015, were as follows:

Tax exempt income	$1,375,350

19

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$162,869,784
Unrealized appreciation	4,866,890
Unrealized depreciation	(39,131)

Net unrealized appreciation	$4,827,759

At December 31, 2015, the Series had net short-term capital loss carryforwards of $7,316, which may be carried forward indefinitely.

20

{This page intentionally left blank}

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report June 30, 2016

www.manning-napier.com

CORE BOND SERIES

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,040.70	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Class I
Actual	$1,000.00	$1,041.00	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%

*Expenses are equal to the each class’ annualized expense ratio (for the six-month period) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The series total return would have been lower had certain expenses not been waived during the period.

1

Core Bond Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 41.4%

Non-Convertible Corporate Bonds - 41.4%
Consumer Discretionary - 3.0%
Auto Components - 0.6%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	$1,175,000	$1,291,056

Household Durables - 0.9%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,765,000	1,870,628

Internet & Catalog Retail - 1.0%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	2,050,000	2,117,240

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	1,090,000	1,131,604

Total Consumer Discretionary			6,410,528

Consumer Staples - 2.8%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	940,000	1,087,491
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	710,000	1,131,561
PepsiCo, Inc., 3.10%, 7/17/2022	A1	1,020,000	1,085,921

			3,304,973

Food & Staples Retailing - 1.3%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,540,000	1,658,101
The Kroger Co., 2.60%, 2/1/2021	Baa1	1,065,000	1,105,969

			2,764,070

Total Consumer Staples			6,069,043

Energy - 7.3%
Energy Equipment & Services - 2.1%
Ensco plc, 4.70%, 3/15/2021	B1	1,750,000	1,454,110
Ensco plc, 5.20%, 3/15/2025	B1	1,135,000	788,825
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	A3	2,100,000	2,221,472

			4,464,407

Oil, Gas & Consumable Fuels - 5.2%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	2,100,000	2,212,825
Chevron Corp., 1.79%, 11/16/2018	Aa2	1,080,000	1,094,450
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	1,070,000	1,150,164
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2	1,110,000	1,147,417
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	2,260,000	2,279,413
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	Baa3	1,070,000	1,146,104
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	1,140,000	1,097,136
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	A3	1,070,000	1,145,520

			11,273,029

Total Energy			15,737,436

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 15.9%
Banks - 7.1%
Bank of America Corp., 5.70%, 5/2/2017	Baa3	$1,050,000	$1,086,936
Bank of America Corp., 4.00%, 1/22/2025	Baa3	1,635,000	1,666,574
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3	860,000	1,082,761
Citigroup, Inc., 3.875%, 3/26/2025	Baa3	2,205,000	2,227,293
Cooperatieve Rabobank U.A. (Netherlands)[3,4], 8.375%	WR5	1,150,000	1,152,530
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	1,050,000	1,079,192
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa1	960,000	1,092,395
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,980,000	2,188,660
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025	Baa2	2,178,000	2,189,452
Santander Bank N.A., 8.75%, 5/30/2018	Baa2	650,000	723,863
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2	740,000	730,732

			15,220,388

Capital Markets - 3.6%
The Goldman Sachs Group, Inc.[6], 2.274%, 11/29/2023	A3	2,175,000	2,170,352
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	1,070,000	1,106,047
Morgan Stanley, 2.125%, 4/25/2018	A3	1,620,000	1,636,955
Morgan Stanley, 5.00%, 11/24/2025	Baa2	1,510,000	1,653,134
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3	1,060,000	1,104,430

			7,670,918

Insurance - 2.8%
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,570,000	1,656,242
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	3,080,000	3,345,493
Prudential Financial, Inc.[7], 5.875%, 9/15/2042	Baa2	1,020,000	1,102,875

			6,104,610

Real Estate Investment Trusts (REITS) - 2.4%
American Tower Corp., 3.30%, 2/15/2021	Baa3	2,125,000	2,216,804
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	745,000	828,708
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	250,000	272,533
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2	400,000	415,750
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	449,037
Welltower, Inc., 4.95%, 1/15/2021	Baa1	1,000,000	1,107,682

			5,290,514

Total Financials			34,286,430

Health Care - 0.5%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2	1,080,000	1,087,581

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 4.1%
Airlines - 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A8	$726,736	$790,325
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	765,000	790,839
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1	400,000	412,864

			1,994,028

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	A3	1,050,000	1,121,834

Industrial Conglomerates - 1.6%
General Electric Co.[6], 1.013%, 5/5/2026	A1	1,270,000	1,192,275
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1	2,090,000	2,215,296

			3,407,571

Trading Companies & Distributors - 1.1%
Air Lease Corp., 3.375%, 6/1/2021	BBB[8]	2,180,000	2,234,435

Total Industrials			8,757,868

Information Technology - 3.6%
Internet Software & Services - 0.8%
eBay, Inc., 2.50%, 3/9/2018	Baa1	1,610,000	1,639,382

IT Services - 1.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,060,000	1,101,310
Visa, Inc., 2.80%, 12/14/2022	A1	1,570,000	1,656,331

			2,757,641

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp., 2.45%, 7/29/2020	A1	1,060,000	1,102,318
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	1,050,000	1,108,069

			2,210,387

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.[2], 2.45%, 10/5/2017	Baa2	1,085,000	1,099,062

Total Information Technology			7,706,472

Materials - 1.9%
Chemicals - 1.0%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	915,000	1,086,137
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2	1,060,000	1,110,065

			2,196,202

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd. (Australia), 3.85%, 9/30/2023	A3	1,000,000	1,088,163

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	$735,000	$762,162

Total Materials			4,046,527

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc., 5.20%, 3/15/2020	Baa1	1,960,000	2,192,721
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1	2,020,000	2,228,391

			4,421,112

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3	465,000	468,141

Total Telecommunication Services			4,889,253

TOTAL CORPORATE BONDS
(Identified Cost $87,173,964)			88,991,138

ASSET-BACKED SECURITIES - 1.9%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR5	154,762	150,506
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR5	421,572	419,464
Colony American Homes, Series 2015-1A, Class A2,6, 1.646%, 7/17/2032	Aaa	573,821	568,907
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA[8]	660,620	661,445
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR5	73,693	75,178
FNA Trust, Series 2014-1A, Class A2, 1.296%, 12/10/2022	WR5	104,689	103,888
Home Partners of America Trust, Series 2016-1, Class A2,6, 2.084%, 3/17/2033	Aaa	380,966	380,966
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, 1.746%, 8/17/2032	Aaa	592,152	588,587
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa	390,000	388,353
SpringCastle America Funding LLC, Series 2014-AA, Class A2, 2.70%, 5/25/2023	WR5	170,762	171,343
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, 1.662%, 11/15/2027	AAA[8]	410,000	405,338
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR5	260,000	259,997

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,186,511)			4,173,972

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA[8]	51,987	54,469

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	A3	$200,000	$200,758
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/13/2035	AAA[8]	400,000	405,974
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA[8]	434,348	435,616
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR5	400,000	421,331
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.297%, 12/15/2039	Aaa	852,024	856,939
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,6], 2.50%, 5/25/2043	AAA[8]	338,811	338,176
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,6], 2.13%, 2/25/2043	AAA[8]	278,789	273,671
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	Aaa	359,857	361,014
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.209%, 4/25/2021	Aaa	7,572,852	379,087
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.546%, 10/25/2021	Aaa	1,184,054	79,542
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.486%, 6/25/2022	Aaa	9,576,735	687,364
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.219%, 4/25/2023	Aaa	14,275,790	178,831
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.118%, 5/25/2023	Aaa	8,415,063	62,449
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.561%, 10/25/2018	Aaa	1,629,567	50,218
FREMF Mortgage Trust, Series 2011-K15, Class B2,6, 4.948%, 8/25/2044	WR5	170,000	187,648
FREMF Mortgage Trust, Series 2011-K701, Class B2,6, 4.286%, 7/25/2048	A8	160,000	163,874
FREMF Mortgage Trust, Series 2013-K712, Class B2,6, 3.369%, 5/25/2045	AA8	360,000	368,371
FREMF Mortgage Trust, Series 2015-K42, Class B2,6, 3.853%, 12/25/2024	A3	380,000	390,047
FREMF Mortgage Trust, Series 2015-K43, Class B2,6, 3.735%, 2/25/2048	WR5	400,000	387,083
FREMF Mortgage Trust, Series 2015-K720, Class B2,6, 3.389%, 7/25/2022	Baa2	340,000	322,445
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,6], 3.382%, 12/15/2034	AA8	400,000	411,862
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,6], 3.382%, 12/15/2034	BBB[8]	220,000	218,986
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[8]	200,000	215,314

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,6], 3.00%, 3/25/2043	WR5	$210,692	$213,403
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,6], 3.50%, 5/25/2043	AAA[8]	240,202	247,145
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,6], 3.00%, 6/25/2029	AAA[8]	275,370	283,180
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA[8]	799,637	803,613
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa	288,894	291,523
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/2049	Aaa	877,846	882,379
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4, 4.051%, 4/15/2047	Aaa	1,100,000	1,229,531
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA[8]	1,152,330	1,155,335
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR5	350,000	352,932
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,6], 3.75%, 11/25/2054	AAA[8]	277,310	289,401
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,6], 3.75%, 8/25/2055	Aaa	524,087	548,623
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[8]	100,000	110,199
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	624,105	642,326
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa	1,648,059	1,700,577
SCG Trust, Series 2013-SRP1, Class AJ2,6, 2.392%, 11/15/2026	AAA[8]	450,000	448,728
Sequoia Mortgage Trust, Series 2012-2, Class A2[6], 3.50%, 4/25/2042	WR5	56,480	56,448
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	AAA[8]	202,349	204,921
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	Aaa	276,504	277,391
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa	800,000	847,234
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA[8]	245,000	262,191
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	Aaa	87,381	87,260
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	275,000	300,833
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,6], 4.869%, 2/15/2044	Aaa	810,000	910,069
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa	700,000	784,058
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,6], 3.50%, 1/20/2045	WR5	273,268	280,798

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,6], 3.50%, 3/20/2045	Aaa	$294,311	$302,069

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,621,215)			20,963,236

FOREIGN GOVERNMENT BONDS - 1.4%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2	300,000	362,250
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2	2,500,000	2,575,972

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,849,591)			2,938,222

U.S. TREASURY SECURITIES - 24.2%

U.S. Treasury Bonds - 1.6%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $3,076,887)		3,361,881	3,368,490

U.S. Treasury Notes - 22.6%
U.S. Treasury Floating Rate Note[6], 0.582%, 1/31/2018		7,950,000	7,965,049
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017		6,409,262	6,449,154
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		4,267,293	4,365,197
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022		2,375,220	2,420,746
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023		4,457,208	4,516,288
U.S. Treasury Note, 0.75%, 4/15/2018		6,700,000	6,718,057
U.S. Treasury Note, 1.375%, 4/30/2020		7,850,000	7,997,800
U.S. Treasury Note, 1.75%, 4/30/2022		7,850,000	8,110,644

Total U.S. Treasury Notes
(Identified Cost $48,074,708)			48,542,935

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $51,151,595)			51,911,425

U.S. GOVERNMENT AGENCIES - 19.8%

Mortgage-Backed Securities - 16.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		269,860	290,640
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		19,569	20,813
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		26,645	29,007
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		184,080	197,773
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		33,318	36,299
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		320,918	344,415
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		21,182	23,309
Fannie Mae, Pool #AL5861, 4.50%, 1/1/2031		527,829	575,766
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		134,852	148,232
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		264,396	286,311
Fannie Mae, Pool #AS2547, 3.50%, 6/1/2034		530,168	563,610
The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	$247,075	$267,604
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035	849,708	903,340
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	561,826	636,847
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	983,202	1,046,738
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	566,857	642,934
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	69,039	77,707
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	86,330	96,883
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	245,774	281,434
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	88,242	99,290
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	207,753	223,306
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	909,871	997,660
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	516,900	566,421
Fannie Mae, Pool #AT4961, 3.50%, 5/1/2043	472,166	500,116
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	267,097	286,903
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	1,147,975	1,256,756
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	710,910	777,134
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	522,041	574,080
Fannie Mae, Pool #AL8604, 3.50%, 4/1/2045	456,568	482,004
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	118,797	127,461
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	155,400	167,378
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	224,796	241,157
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	124,756	133,758
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	347,396	372,742
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	929,225	1,017,151
Fannie Mae, Pool #AL8674, 5.658%, 1/1/2049	1,000,000	1,149,693
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	87,462	92,085
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	33,350	36,396
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	23,613	25,727
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	17,876	19,549
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	32,189	35,185
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	199,394	219,049
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	204,190	224,294
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	199,293	218,916
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	194,033	214,071
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	203,098	224,216
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	208,294	228,806
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	999,633	1,064,462
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	726,733	785,368
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	175,714	197,831
Freddie Mac, Pool #C91868, 3.50%, 4/1/2036	1,076,144	1,146,022
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	1,368,735	1,510,583
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	77,600	87,091
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	19,745	22,150

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08331, 4.50%, 2/1/2039	$681,637	$744,434
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	539,612	605,885
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	147,155	167,831
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	577,391	633,988
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	1,385,737	1,529,347
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	594,540	651,960
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	265,647	280,471
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	176,222	185,851
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	1,091,269	1,168,647
Freddie Mac, Pool #Q36985, 4.00%, 10/1/2045	262,011	280,624
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,256,109	1,354,680
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	991,940	1,065,991
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	343,817	368,745
Freddie Mac, Pool #Q38285, 4.00%, 1/1/2046	536,029	574,894
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	1,265,503	1,364,990
Freddie Mac, Pool #Q38413, 4.00%, 1/1/2046	585,716	628,167
Freddie Mac, Pool #Q40264, 3.50%, 5/1/2046	847,732	895,899

Total Mortgage-Backed Securities
(Identified Cost $33,980,121)		34,296,877

Other Agencies - 3.8%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $7,925,785)	7,600,000	8,176,810

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $41,905,906)		42,473,687

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.30%,
(Identified Cost $6,496,254)	6,496,254	6,496,254

TOTAL INVESTMENTS - 101.4%
(Identified Cost $214,385,036)		217,947,934
LIABILITIES, LESS OTHER ASSETS - (1.4%)		(3,100,915)

NET ASSETS - 100%		$214,847,019

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $28,126,107 or 13.1%, of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

3Security is perpetual in nature and has no stated maturity date.

4The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

5Credit rating has been withdrawn. As of June 30, 2016, there is no rating available (unaudited).

6The coupon rate is floating and is the effective rate as of June 30, 2016.

7The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

8Credit ratings from S&P (unaudited).

9Rate shown is the current yield as of June 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $214,385,036) (Note 2)	$217,947,934
Interest receivable	1,194,721
Receivable for fund shares sold	18,267
Prepaid and other expenses	5,394

TOTAL ASSETS	219,166,316

LIABILITIES:

Accrued management fees (Note 3)	60,021
Accrued shareholder services fees (Class S) (Note 3)	27,678
Accrued fund accounting and administration fees (Note 3)	9,393
Accrued transfer agent fees (Note 3)	305
Accrued Chief Compliance Officer service fees (Note 3)	179
Payable for securities purchased	2,402,088
Payable for fund shares repurchased	1,797,074
Other payables and accrued expenses	22,559

TOTAL LIABILITIES	4,319,297

TOTAL NET ASSETS	$214,847,019

NET ASSETS CONSIST OF:

Capital stock	$204,231
Additional paid-in-capital	210,379,270
Undistributed net investment income	405,422
Accumulated net realized gain on investments	295,198
Net unrealized appreciation on investments	3,562,898

TOTAL NET ASSETS	$214,847,019

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($132,163,035/12,205,153 shares)	$10.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($82,683,984/8,217,921 shares)	$10.06

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$2,719,413
Dividends	8,563

Total Investment Income	2,727,976

EXPENSES:

Management fees (Note 3)	445,500
Shareholder services fees (Class S) (Note 3)	179,700
Fund accounting and administration fees (Note 3)	45,291
Directors’ fees (Note 3)	5,246
Transfer agent fees (Note 3)	1,487
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	6,987
Miscellaneous	47,781

Total Expenses	733,301
Less reduction of expenses (Note 3)	(52,413)

Net Expenses	680,888

NET INVESTMENT INCOME	2,047,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	270,861
Net change in unrealized appreciation (depreciation) on investments	6,630,195

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,901,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,948,144

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,047,088	$4,309,049
Net realized gain on investments	270,861	1,262,615
Net change in unrealized appreciation (depreciation) on investments	6,630,195	(5,326,325)

Net increase from operations	8,948,144	245,339

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(977,647)	(3,237,173)
From net investment income (Class I)	(739,867)	(996,028)
From net realized gain on investments (Class S)	—	(788,319)
From net realized gain on investments (Class I)	—	(472,098)

Total distributions to shareholders	(1,717,514)	(5,493,618)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(18,760,668)	78,606,983

Net increase (decrease) in net assets	(11,530,038)	73,358,704

NET ASSETS:

Beginning of period	226,377,057	153,018,353

End of period (including undistributed net investment income of $405,422 and $75,848, respectively)	$214,847,019	$226,377,057

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48		$10.69	$10.74	$11.56	$11.05	$10.94

Income (loss) from investment operations:
Net investment income[1]	0.09		0.22	0.31	0.35	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.34		(0.17)	0.08	(0.44)	0.66	0.18

Total from investment operations	0.43		0.05	0.39	(0.09)	1.07	0.62

Less distributions to shareholders:
From net investment income	(0.08)		(0.20)	(0.32)	(0.36)	(0.41)	(0.44)
From net realized gain on investments	—		(0.06)	(0.12)	(0.37)	(0.15)	(0.07)

Total distributions to shareholders	(0.08)		(0.26)	(0.44)	(0.73)	(0.56)	(0.51)

Net asset value - End of period	$10.83		$10.48	$10.69	$10.74	$11.56	$11.05

Net assets - End of period (000’s omitted)	$132,163		$147,074	$153,018	$153,109	$189,616	$164,086

Total return[2]	4.07%		0.44%	3.62%	(0.79% )	9.74%	5.68%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.70%	[3]	0.69%	0.70%	0.70%	0.70%	0.71%
Net investment income	1.75%	[3]	2.09%	2.86%	3.09%	3.55%	3.91%
Portfolio turnover	49%		88%	57%	56%	31%	18%

*Effective August 3, 2015, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%	[3]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE PERIOD 8/3/15[1] TO 12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.75	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.30	(0.13)

Total from investment operations	0.40	(0.05)

Less distributions to shareholders:
From net investment income	(0.09)	(0.14)
From net realized gain on investments	—	(0.06)

Total distributions to shareholders	(0.09)	(0.20)

Net asset value - End of period	$10.06	$9.75

Net assets - End of period (000’s omitted)	$82,684	$79,303

Total return[3]	4.10%	(0.51%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4]	0.46%[4]
Net investment income	2.00%[4]	2.03%[4]
Portfolio turnover	49%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.05%[4]	0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

17

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective August 1, 2015, the Class A shares of the Series have been redesignated Class S and the Series issued Class I shares. Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 125 million have been designated as Core Bond Series Class S common stock and 100 million have been designated as Core Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$94,385,112	$—	$94,385,112	$—
Corporate debt:
Consumer Discretionary	6,410,528	—	6,410,528	—
Consumer Staples	6,069,043	—	6,069,043	—
Energy	15,737,436	—	15,737,436	—
Financials	34,286,430	—	34,286,430	—
Health Care	1,087,581	—	1,087,581	—
Industrials	8,757,868	—	8,757,868	—
Information Technology	7,706,472	—	7,706,472	—
Materials	4,046,527	—	4,046,527	—
Telecommunication Services	4,889,253	—	4,889,253	—
Asset-backed securities	4,173,972	—	4,173,972	—
Commercial mortgage-backed securities	20,963,236	—	20,963,236	—
Foreign government bonds	2,938,222	—	2,938,222	—
Mutual fund	6,496,254	6,496,254	—	—

Total assets	$217,947,934	$6,496,254	$211,451,680	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2016.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly. Effective August 1, 2015, the annual rate is 0.40% of the Series’ average daily net assets. Prior to August 1, 2015, the rate was 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.45% of average daily net assets. Prior to August 1, 2015, the Advisor had contractually agreed to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.80% of average daily net assets. The Advisor waived fees of $52,413 for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $35,906,839 and $83,388,411, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $68,259,275 and $30,086,956, respectively.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	564,966	$6,000,975	11,494,848	$123,693,225
Reinvested	90,851	970,952	370,052	3,916,056
Repurchased	(2,479,523)	(26,598,657)	(12,151,897)	(130,150,134)

Total	(1,823,706)	$(19,626,730)	(286,997)	$(2,540,853)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE PERIOD 8/3/15 (COMMENCEMENT OF OPERATIONS) TO 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,619,682	$16,225,882	9,647,103	$96,094,301
Reinvested	60,405	599,229	118,983	1,162,715
Repurchased	(1,597,046)	(15,959,049)	(1,631,206)	(16,109,180)

Total	83,041	$866,062	8,134,880	$81,147,836

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

23

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$4,233,201
Long-term capital gains	1,260,417

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$214,447,411
Unrealized appreciation	4,311,143
Unrealized depreciation	(810,620)

Net unrealized appreciation	$3,500,523

24

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25

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/16-SAR

Manning & Napier®

Manning & Napier Fund, Inc.

Semi-Annual Report June 30, 2016

www.manning-napier.com

UNCONSTRAINED BOND SERIES

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,030.40	$3.79	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class I
Actual	$1,000.00	$1,031.70	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2016

(unaudited)

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
LOAN ASSIGNMENTS - 4.4%
Berry Plastics Group, Inc., Term Loan D3, 3.50%, 2/8/2020	Ba3	4,827,644	$4,791,436
Charter Communications Operating LLC, Term Loan E3, 3.00%, 7/1/2020	Ba1	5,149,612	5,107,797
CHS - Community Health Systems, Inc., Term Loan G3, 3.75%, 12/31/2019	Ba3	3,405,476	3,306,717
Hilton Worldwide Finance LLC, Term B2[3], 3.50%, 10/25/2020	Ba3	5,041,908	5,041,907
Mallinckrodt International Finance S.A., Term B1[3], 3.50%, 3/19/2021	Ba1	3,949,635	3,900,265
Outfront Media Capital LLC, Term B3, 3.00%, 1/31/2021	Ba1	3,254,167	3,241,964
SBA Senior Finance II LLC, Term B3, 3.25%, 3/24/2021	B1	4,914,435	4,857,771
TransDigm, Inc., Term Loan D3, 0.00%, 6/4/2021	Ba2	4,500,000	4,440,555
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 4.50%, 2/13/2019	Ba1	5,026,761	4,880,684

TOTAL LOAN ASSIGNMENTS
(Identified Cost $39,987,992)			39,569,096

CORPORATE BONDS - 56.2%
Non-Convertible Corporate Bonds - 56.2%
Consumer Discretionary - 6.3%
Auto Components - 1.1%
Dana Financing Luxembourg S.A.R.L.[4], 6.50%, 6/1/2026	B1	515,000	501,481
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3	9,000,000	9,038,700

			9,540,181

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 1.567%, 11/4/2019	Baa2	9,000,000	8,841,258

Household Durables - 2.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	2,330,000	2,201,850
CalAtlantic Group, Inc., 8.375%, 5/15/2018	Ba2	2,274,000	2,492,873
Lennar Corp., 12.25%, 6/1/2017	Ba2	7,737,000	8,417,856
Meritage Homes Corp., 4.50%, 3/1/2018	Ba2	500,000	507,500
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	945,000	1,013,512
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	970,000	1,047,600
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,597,541
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	1,585,000	1,592,925
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,010,000	888,800

			24,760,457

Media - 1.4%
Cablevision Systems Corp., 8.625%, 9/15/2017	B3	1,025,000	1,082,656
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.875%, 4/1/2024	B1	1,285,000	1,333,188
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	Ba3	1,550,000	1,636,800
DISH DBS Corp., 4.625%, 7/15/2017	Ba3	4,000,000	4,070,000
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	B1	1,042,000	1,065,445

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	1,050,000	$1,045,406
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	2,125,000	2,118,582
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	Caa1	220,000	227,700

			12,579,777

Total Consumer Discretionary			55,721,673

Consumer Staples - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	1,600,000	1,851,048
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	2,000,000	2,085,000

			3,936,048

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	Ba3	1,670,000	1,582,325

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1	1,095,000	919,800

Household Products - 0.2%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	1,590,000	1,581,048

Total Consumer Staples			8,019,221

Energy - 6.8%
Energy Equipment & Services - 0.8%
Ensco plc, 5.20%, 3/15/2025	B1	3,900,000	2,710,500
FTS International, Inc., 6.25%, 5/1/2022	Caa2	1,045,000	407,550
Transocean, Inc., 3.75%, 10/15/2017	B2	3,615,000	3,642,112
Weatherford International Ltd., 7.75%, 6/15/2021	B2	745,000	725,444

			7,485,606

Oil, Gas & Consumable Fuels - 6.0%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3	320,000	308,000
Cheniere Corpus Christi Holdings,, LLC[4], 7.00%, 6/30/2024	Ba3	1,065,000	1,093,627
Chevron Corp., 1.718%, 6/24/2018	Aa2	4,500,000	4,552,569
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2	3,500,000	3,511,284
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	1,750,000	1,881,110
ConocoPhillips Co.[3], 1.526%, 5/15/2022	Baa2	7,000,000	6,639,486
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1	800,000	740,000
Hiland Partners Holdings LLC - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	Baa3	3,400,000	3,527,500
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	Ba2	520,000	496,600
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3	9,000,000	9,733,230
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	Baa3	6,500,000	6,962,312

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1		320,000	$291,200
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	B1		1,090,000	1,053,212
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3		3,330,000	3,482,048
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3		4,500,000	4,330,800
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2		2,150,000	2,171,500
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		2,000,000	2,004,796
WPX Energy, Inc., 6.00%, 1/15/2022	B3		660,000	613,800

				53,393,074

Total Energy				60,878,680

Financials - 26.3%
Banks - 13.1%
Bank of America Corp.[3], 1.413%, 9/15/2026	Baa3		7,811,000	6,663,470
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	9,154,714
Bank of Scotland plc (United Kingdom)[4], 5.25%, 2/21/2017	Aaa		8,000,000	8,212,344
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3		8,250,000	8,639,664
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,197,921
CIT Group, Inc., 5.00%, 5/15/2017	Ba3		4,500,000	4,573,125
CIT Group, Inc., 4.25%, 8/15/2017	Ba3		4,500,000	4,583,250
Citigroup, Inc.[3], 1.212%, 8/25/2036	Baa3		6,330,000	4,223,553
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.40%	WR	[7]	2,980,000	3,114,100
HSBC Holdings plc (United Kingdom)[3], 2.322%, 5/25/2021	A1		9,000,000	9,006,255
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		3,200,000	3,288,966
JPMorgan Chase & Co.[3], 1.593%, 1/23/2020	A3		4,093,000	4,103,196
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,421,536
Lloyds Bank plc (United Kingdom)[4,5,8], 12.00%	BB	[9]	1,625,000	2,203,922
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025	Baa2		7,516,000	7,555,519
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,161,217
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	9,044,208
Popular, Inc., 7.00%, 7/1/2019	B2		2,185,000	2,141,300
The Royal Bank of Scotland N.V. (Netherlands), 4.65%, 6/4/2018	Ba2		1,000,000	1,024,796
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		3,750,000	3,703,031
The Toronto-Dominion Bank (Canada)[4], 1.625%, 9/14/2016	Aaa		8,836,000	8,850,721

				116,866,808

Capital Markets - 3.7%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,336,957
The Goldman Sachs Group, Inc.[3], 2.274%, 11/29/2023	A3		8,305,000	8,287,252
Morgan Stanley[3], 1.774%, 1/27/2020	A3		8,750,000	8,783,775
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,492,171
UBS AG (Switzerland)[3], 1.523%, 6/1/2020	A1		8,000,000	7,988,528

				32,888,683

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 2.5%
Ally Financial, Inc., 3.50%, 7/18/2016	Ba3	2,277,000	$2,277,000
Ally Financial, Inc., 2.75%, 1/30/2017	Ba3	6,500,000	6,530,381
American Express Credit Corp.[3], 1.395%, 5/26/2020	A2	7,500,000	7,478,355
Navient Corp., 6.00%, 1/25/2017	Ba3	3,500,000	3,543,750
Navient Corp., 4.625%, 9/25/2017	Ba3	250,000	251,875
Navient Corp., 6.125%, 3/25/2024	Ba3	2,105,000	1,847,138

			21,928,499

Diversified Financial Services - 0.2%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2	610,000	567,300
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	575,000	532,594
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	1,140,000	980,400

			2,080,294

Insurance - 3.1%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	4,260,000	4,745,751
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	11,622,329
AXA S.A. (France)[3,5], 1.825%	A3	7,199,000	4,823,330
AXA S.A. (France)[3,5], 2.09%	A3	1,057,000	722,671
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	3,045,000	3,172,333
Prudential Financial, Inc.[10], 5.875%, 9/15/2042	Baa2	2,460,000	2,659,875

			27,746,289

Real Estate Investment Trusts (REITS) - 2.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,093,308
American Tower Trust I4, 1.551%, 3/15/2018	Aaa	1,625,000	1,628,442
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	4,070,000	4,527,304
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	664,981
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	1,030,000	1,060,900
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	B2	1,650,000	1,641,750
Welltower, Inc., 4.95%, 1/15/2021	Baa1	3,450,000	3,821,503

			17,438,188

Real Estate Management & Development - 0.3%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	Caa1	735,000	815,850
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B1	1,905,000	1,909,762

			2,725,612

Thrifts & Mortgage Finance - 1.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	9,005,000	9,117,562
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3	2,145,000	1,919,775

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc., 7.00%, 3/15/2021	Ba3		1,020,000	$1,090,768

				12,128,105

Total Financials				233,802,478

Health Care - 1.5%
Biotechnology - 0.6%
AbbVie, Inc., 2.50%, 5/14/2020	Baa2		3,000,000	3,066,969
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	B3		2,195,000	1,964,525

				5,031,494

Health Care Providers & Services - 0.6%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	Ba2		2,019,000	2,180,520
HCA, Inc., 7.50%, 2/15/2022	B1		940,000	1,068,780
Tenet Healthcare Corp.[3], 4.153%, 6/15/2020	Ba3		1,065,000	1,051,688
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1		1,015,000	1,040,172

				5,341,160

Pharmaceuticals - 0.3%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	Caa2		1,575,000	1,342,688
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1		1,560,000	1,452,750

				2,795,438

Total Health Care				13,168,092

Industrials - 6.7%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1		2,263,000	2,104,590

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,11], 10.00%, 2/15/2018	Caa3		915,000	457,500

Airlines - 0.9%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,545,000	1,579,763
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[9]	2,688,502	2,923,746
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		3,715,000	3,840,482

				8,343,991

Commercial Services & Supplies - 0.3%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	B3		1,360,000	1,298,460
Modular Space Corp.[4], 10.25%, 1/31/2019	Caa2		1,075,000	516,000
West Corp.[4], 4.75%, 7/15/2021	Ba3		450,000	444,375

				2,258,835

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 1.3%
General Electric Co.[3], 1.013%, 5/5/2026	A1		8,800,000	$8,261,431
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020 .	A1		3,000,000	3,068,499

				11,329,930

Machinery - 0.5%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1		1,200,000	1,290,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1		2,491,000	2,522,138
Shape Technologies Group Inc[4], 7.625%, 2/1/2020	B2		1,065,000	1,057,012

				4,869,150

Trading Companies & Distributors - 3.4%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 2.75%, 5/15/2017	Ba1		2,250,000	2,251,514
Air Lease Corp., 5.625%, 4/1/2017	BBB	[9]	5,595,000	5,713,894
Air Lease Corp., 3.375%, 6/1/2021	BBB	[9]	2,500,000	2,562,425
Aircastle Ltd., 6.75%, 4/15/2017	Ba1		8,500,000	8,755,000
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		1,000,000	1,040,000
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	BBB	[9]	7,020,000	7,030,039
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		330,000	331,650
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		1,795,000	1,741,150
Herc Spinoff Escrow Issuer LLC - Herc Spinoff[4], 7.50%, 6/1/2022	B3		530,000	520,725
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1		590,000	632,038

				30,578,435

Total Industrials				59,942,431

Information Technology - 0.7%
Internet Software & Services - 0.1%
VeriSign, Inc., 5.25%, 4/1/2025	Ba1		585,000	599,625

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		1,000,000	1,038,972

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		2,400,000	2,532,730

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.[4], 8.50%, 4/15/2024	B2		1,045,000	1,037,163
Western Digital Corp.[4], 10.50%, 4/1/2024	Ba2		1,110,000	1,187,700

				2,224,863

Total Information Technology				6,396,190

Materials - 2.3%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	B2		1,470,000	1,381,800

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	$5,650,287

			7,032,087

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.653%, 12/15/2019	Ba3	1,080,000	1,084,050
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.876%, 5/15/2021	Ba3	1,000,000	1,003,750

			2,087,800

Metals & Mining - 0.9%
Alcoa, Inc., 5.55%, 2/1/2017	Ba1	2,600,000	2,652,000
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	1,560,000	1,630,512
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	Ba3	550,000	528,688
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2	465,000	547,538
FMG Resources August 2006 Pty Ltd. (Australia)[4], 6.875%, 4/1/2022	B2	310,000	294,500
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B3	1,590,000	1,335,600
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,180,000	873,200

			7,862,038

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,696,745

Total Materials			20,678,670

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.[3], 1.561%, 6/30/2020	Baa1	8,000,000	7,968,696
AT&T, Inc., 4.45%, 4/1/2024	Baa1	3,620,000	3,976,965
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	2,135,000	2,153,681
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3	2,645,000	2,737,575
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2	2,680,000	2,445,500
Numericable-SFR S.A. (France)[4], 6.25%, 5/15/2024	B1	320,000	306,000
Numericable-SFR S.A. (France)[4], 7.375%, 5/1/2026	B1	390,000	385,612
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	1,120,000	1,136,800
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1	4,500,000	4,964,238

			26,075,067

Wireless Telecommunication Services - 1.3%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	B1	2,695,000	2,646,140
Qwest Corp., 6.50%, 6/1/2017	Ba1	450,000	466,312
SBA Tower Trust[4], 5.101%, 4/17/2017	A2	2,095,000	2,101,774
SBA Tower Trust[4], 2.933%, 12/15/2017	A2	1,515,000	1,517,640
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3	1,640,000	1,651,078

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3		1,260,000	$1,330,875
Wind Acquisition Finance S.A. (Italy)[4], 4.75%, 7/15/2020	Ba3		1,310,000	1,283,800

				10,997,619

Total Telecommunication Services				37,072,686

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B2		1,140,000	1,077,300
NRG Energy, Inc., 7.625%, 1/15/2018	B1		141,000	151,575
Terraform Global Operating LLC[4], 9.75%, 8/15/2022	Caa1		1,595,000	1,443,475
Terraform Power Operating LLC[4], 6.125%, 6/15/2025	Caa1		1,978,000	1,869,210

				4,541,560

Total Utilities				4,541,560

TOTAL CORPORATE BONDS
(Identified Cost $501,600,850)				500,221,681

ASSET-BACKED SECURITIES - 5.7%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[7]	773,812	752,532
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[7]	1,230,990	1,224,835
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2[4], 1.47%, 4/15/2019	Aaa		3,000,000	3,005,661
Colony American Homes, Series 2015-1A, Class A3,4, 1.646%, 7/17/2032	Aaa		1,846,206	1,830,397
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[9]	2,460,240	2,463,314
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[7]	369,818	377,272
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	WR	[7]	523,446	519,438
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A4[4], 1.26%, 9/17/2018	AAA	[9]	1,645,000	1,647,772
Illinois Student Assistance Commission, Series 2010-1, Class A2[3], 1.688%, 4/25/2022	AAA	[9]	1,406,293	1,405,548
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.746%, 8/17/2032	Aaa		1,801,130	1,790,284
Mercedes Benz Auto Lease Trust, Series 2015-A, Class A4, 1.21%, 10/15/2020	Aaa		2,800,000	2,803,532
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], 1.203%, 6/25/2065	Aaa		1,861,242	1,862,870
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,891,974

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 8/15/2018	Aaa		3,000,000	$3,006,101
Nissan Auto Receivables Owner Trust, Series 2016 - B, Class A1, 0.63%, 5/15/2017			3,591,578	3,590,225
SLM Student Loan Trust, Series 2008-6, Class A3[3], 1.388%, 1/25/2019	Aaa		2,699,493	2,688,451
SLM Student Loan Trust, Series 2008-7, Class A3[3], 1.288%, 4/25/2019	Aaa		2,374,094	2,360,292
SLM Student Loan Trust, Series 2012-5, Class A2[3], 0.753%, 6/25/2019	Aaa		3,323,292	3,300,267
SLM Student Loan Trust, Series 2012-7, Class A2[3], 0.733%, 9/25/2019	Aaa		2,697,897	2,678,284
SLM Student Loan Trust, Series 2013-1, Class A2[3], 0.703%, 9/25/2019	Aaa		1,400,039	1,392,252
SpringCastle America Funding LLC, Series 2014-AA, Class A4,2.70%, 5/25/2023	WR	[7]	853,811	856,714
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.662%, 11/15/2027	AAA	[9]	2,005,000	1,982,202
Tax Ease Funding LLC, Series 2016 - 1A, Class A4, 3.131%, 6/15/2028	WR	[7]	1,080,000	1,079,989
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A, 1.02%, 10/15/2018	Aaa		3,300,000	3,304,624
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A4, 1.37%, 1/15/2020	Aaa		3,240,000	3,246,923

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $51,108,326)				51,061,753

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA	[9]	226,144	236,942
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		800,000	803,032
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA	[9]	1,831,587	1,836,934
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/1/2046	Aaa		2,570,000	2,724,715
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[9]	971,167	953,338
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	Aaa		1,186,341	1,190,155
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		788,006	789,423
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.366%, 11/25/2019	Aaa		7,480,213	299,100
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.414%, 8/25/2020	Aaa		10,458,449	461,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.209%, 4/25/2021	Aaa		7,661,388	383,519
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.546%, 10/25/2021	Aaa		4,990,939	335,278
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.376%, 12/25/2021	Aaa		35,746,255	2,157,987

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.486%, 6/25/2022	Aaa		17,889,961	$1,284,041
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.219%, 4/25/2023	Aaa		60,174,279	753,797
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.118%, 5/25/2023	Aaa		35,470,568	263,231
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.561%, 10/25/2018	Aaa		8,002,671	246,618
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,480,000	1,500,150
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	A	[9]	950,000	973,000
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.766%, 4/25/2044	A3		230,000	239,793
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[7]	93,283,582	501,978
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.369%, 5/25/2045	AA	[9]	1,300,000	1,330,227
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 3.953%, 8/25/2047	A2		2,550,000	2,669,984
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	A3		1,900,000	1,950,234
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.735%, 2/25/2048	WR	[7]	1,500,000	1,451,561
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2019	AA	[9]	2,000,000	2,059,311
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2019	BBB	[9]	1,150,000	1,144,702
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	Aaa		416,122	415,721
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[9]	750,000	807,426
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/1/2046	AAA	[9]	3,741,085	3,912,359
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[7]	733,947	743,394
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[9]	884,077	909,632
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[9]	1,239,167	1,274,308
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		1,247,496	1,258,851
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	Aaa		575,823	576,401
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	WR	[7]	1,900,000	1,915,917

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT [2]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[9]		1,378,866	$1,438,986
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,4], 3.75%, 8/25/2055	Aaa			1,921,654	2,011,619
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[9]		420,000	462,834
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.392%, 11/15/2026	AAA	[9]		2,000,000	1,994,345
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[7]		248,183	248,045
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	AAA	[9]		954,515	918,608
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[9]		744,355	753,818
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa			1,022,708	1,025,986
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[9]		1,195,000	1,278,852
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa			103,499	103,356
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa			1,350,000	1,476,818
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa			1,550,000	1,741,489
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[7]		1,366,339	1,403,993
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa			1,471,555	1,510,344

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $55,504,070)					56,723,396

FOREIGN GOVERNMENT BONDS - 3.0%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			1,300,000	1,569,750
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			2,600,000	2,554,500
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,877,008
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[7]	KRW	5,000,000,000	4,386,778
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		MYR	8,905,000	2,216,213
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	3,519,863
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	2,096,973
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	7,204,927

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $31,747,597)					26,426,012

U.S. TREASURY SECURITIES - 12.2%
U.S. Treasury Notes - 12.2%
U.S. Treasury Floating Rate Note[3], 0.582%, 1/31/2018				18,000,000	18,034,074
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017				17,539,277	17,648,441
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018				17,430,074	17,688,806
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020				18,237,167	18,655,582
The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	17,725,176	$17,960,123
U.S. Treasury Inflation Indexed Note, 0.25%, 1/15/2025	18,182,880	18,459,878

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $106,802,137)		108,446,904

U.S. GOVERNMENT AGENCIES - 4.7%

Mortgage-Backed Securities - 4.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	654,530	704,930
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	51,212	54,468
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	64,758	70,500
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	447,546	480,835
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	80,691	87,912
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	778,581	835,587
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	51,449	56,614
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	147,191	161,379
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	522,271	574,090
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,143,334	1,238,102
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	244,443	274,989
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	267,380	300,953
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	334,349	375,219
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	865,586	991,173
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	341,753	384,540
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	1,358,841	1,459,152
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	3,200,085	3,508,839
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	2,035,713	2,248,117
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,903,619	2,085,519
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	4,077,675	4,375,601
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	5,784,326	6,207,823
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	212,617	223,854
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	80,931	88,322
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	57,357	62,491
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	43,458	47,527
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	78,025	85,288
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	33,907	36,885
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	349,283	383,709
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	908,349	997,890
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	903,781	992,767
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	270,469	297,100
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,264,609	1,367,158
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,798,603	1,943,694
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	889,482	1,001,445
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	379,557	426,365

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	408,314	$454,550
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	300,537	337,296
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	32,948	36,962
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	282,953	322,710
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,009,699	1,132,301
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	5,030,645	5,516,256

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $41,638,375)		42,230,912

SHORT-TERM INVESTMENT - 7.3%

Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.30%,
(Identified Cost $64,695,950)	64,695,950	64,695,950

TOTAL INVESTMENTS - 99.9%
(Identified Cost $893,085,297)		889,375,704
OTHER ASSETS, LESS LIABILITIES - 0.1%		881,433

NET ASSETS - 100%		$890,257,137

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2016:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED (DEPRECIATION)
17	Fed Fund 30 Day	CBOT	January 2017	7,056,981	$(14,194)
152	U.S. Treasury Notes (5 Year)	CBOT	September 2016	18,568,938	(300,629)
	U.S. Ultra Treasury
160	Bonds (10 Year)	CBOT	September 2016	23,307,500	(306,556)

Total					(621,379)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of June 30, 2016.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $207,104,711 or 23.3%, of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

7Credit rating has been withdrawn. As of June 30, 2016, there is no rating available (unaudited).

8The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9Credit ratings from S&P (unaudited).

10The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Represents a Payment-In-Kind bond.

12Rate shown is the current yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $893,085,297) (Note 2)	$889,375,704
Cash	8,627
Interest receivable	5,992,549
Receivable for securities sold	1,442,236
Deposits at broker for futures contracts	1,395,000
Receivable for fund shares sold	660,250
Variation margin receivable on futures contracts	11,708
Prepaid and other expenses	11,420

TOTAL ASSETS	898,897,494

LIABILITIES:

Accrued management fees (Note 3)	327,801
Accrued shareholder services fees (Class S) (Note 3)	167,859
Accrued fund accounting and administration fees (Note 3)	22,414
Accrued transfer agent fees (Note 3)	1,933
Accrued Chief Compliance Officer service fees (Note 3)	179
Accrued foreign capital gains tax (Note 2)	3,498
Payable for securities purchased	7,171,167
Payable for fund shares repurchased	904,964
Other payables and accrued expenses	40,542

TOTAL LIABILITIES	8,640,357

TOTAL NET ASSETS	$890,257,137

NET ASSETS CONSIST OF:

Capital stock	$867,779
Additional paid-in-capital	896,104,306
Undistributed net investment income	2,443,479
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,826,394)
Net unrealized depreciation on investments (net of foreign capital gains tax of $3,498), foreign currency and translation of other assets and liabilities	(4,332,033)

TOTAL NET ASSETS	$890,257,137

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($817,023,967/78,923,956 shares)	$10.35

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($73,233,170/7,853,910 shares)	$9.32

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$13,275,294
Dividends	67,369

Total Investment Income	13,342,663

EXPENSES:

Management fees (Note 3)	1,962,005
Shareholder services fees (Class S) (Note 3)	1,026,619
Fund accounting and administration fees (Note 3)	80,892
Directors’ fees (Note 3)	19,635
Transfer agent fees (Note 3)	7,613
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	29,385
Miscellaneous	71,684

Total Expenses	3,199,142

NET INVESTMENT INCOME	10,143,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(3,594,770)
Futures Contracts	(280,179)
Foreign currency transactions and translation of other assets and liabilities	(59,460)

(3,934,409)

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $3,498)	21,170,278
Futures Contracts	(656,449)
Foreign currency and translation of other assets and liabilities	94

20,513,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	16,579,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,723,035

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$10,143,521	$21,352,038
Net realized gain (loss) on investments and foreign currency	(3,934,409)	1,114,958
Net change in unrealized appreciation (depreciation) on investments and foreign currency	20,513,923	(30,758,288)

Net increase (decrease) from operations	26,723,035	(8,291,292)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(6,086,817)	(19,694,013)
From net investment income (Class I)	(582,156)	(1,451,018)
From net realized gain on investments (Class S)	—	(4,059,004)
From net realized gain on investments (Class I)	—	(210,806)
From return of capital (Class S)	—	(443,735)
From return of capital (Class I)	—	(32,692)

Total distributions to shareholders	(6,668,973)	(25,891,268)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(3,156,167)	148,033,400

Net increase in net assets	16,897,895	113,850,840

NET ASSETS:

Beginning of period	873,359,242	759,508,402

End of period (including undistributed net investment income $2,443,479 and distributions in excess of net investment income of $1,031,069, respectively)	$890,257,137	$873,359,242

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.12		$10.53	$10.65	$11.27	$10.67	$10.96

Income (loss) from investment operations:
Net investment income[1]	0.12		0.27	0.34	0.37	0.45	0.51
Net realized and unrealized gain (loss) on investments	0.19		(0.36)	(0.00)[2]	(0.38)	0.70	0.03

Total from investment operations	0.31		(0.09)	0.34	(0.01)	1.15	0.54

Less distributions to shareholders:
From net investment income	(0.08)		(0.26)	(0.34)	(0.37)	(0.45)	(0.51)
From net realized gain on investments	—		(0.05)	(0.12)	(0.24)	(0.10)	(0.32)
From return of capital	—		(0.01)	—	—	—	—

Total distributions to shareholders	(0.08)		(0.32)	(0.46)	(0.61)	(0.55)	(0.83)

Net asset value - End of period	$10.35		$10.12	$10.53	$10.65	$11.27	$10.67

Net assets - End of period (000’s omitted)	$817,024		$835,610	$680,719	$653,668	$631,082	$569,583

Total return[3]	3.04%		(0.88% )	3.18%	(0.02% )	10.94%	4.91%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.31%	[4]	2.58%	3.16%	3.35%	4.01%	4.56%
Portfolio turnover	29%		81%	53%	49%	41%	35%

*Effective August 1, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	N/A	0.00% [5]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/13[1] TO 12/31/13
	6/30/16 (UNAUDITED)		12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.12		$9.52	$9.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12		0.29	0.34	0.15
Net realized and unrealized gain (loss) on investments	0.17		(0.34)	(0.02)	0.00	[3]

Total from investment operations	0.29		(0.05)	0.32	0.15

Less distributions to shareholders:
From net investment income	(0.09)		(0.29)	(0.36)	(0.23)
From net realized gain on investments	—		(0.05)	(0.12)	(0.24)
From return of capital	—		(0.01)	—	—

Total distributions to shareholders	(0.09)		(0.35)	(0.48)	(0.47)

Net asset value - End of period	$9.32		$9.12	$9.52	$9.68

Net assets - End of period (000’s omitted)	$73,233		$37,749	$78,789	$19,209

Total return[4]	3.17%		(0.59% )	3.36%	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[5]	0.50%	0.50%	0.50%	[5]
Net investment income	2.59%	[5]	3.00%	3.42%	3.55%	[5]
Portfolio turnover	29%		81%	53%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.00%	[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series, formerly known as Core Plus Bond Series, (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 125 million have been designated as Unconstrained Bond Series Class S common stock and 100 million have been designated as Unconstrained Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$39,569,096	$—	$39,569,096	$—
U.S. Treasury and other U.S. Government agencies	150,677,816	—	150,677,816	—
Corporate debt:
Consumer Discretionary	55,721,673	—	55,721,673	—
Consumer Staples	8,019,221	—	8,019,221	—
Energy	60,878,680	—	60,878,680	—
Financials	233,802,478	—	233,802,478	—
Health Care	13,168,092	—	13,168,092	—
Industrials	59,942,431	—	59,942,431	—
Information Technology	6,396,190	—	6,396,190	—
Materials	20,678,670	—	20,678,670	—
Telecommunication Services	37,072,686	—	37,072,686	—
Utilities	4,541,560	—	4,541,560	—
Asset-backed securities	51,061,753	—	51,061,753	—
Commercial mortgage-backed securities	56,723,396	—	56,723,396	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$26,426,012	$—	$26,426,012	$—
Mutual fund	64,695,950	64,695,950	—	—

Total assets	889,375,704	64,695,950	824,679,754	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(621,379)	(621,379)	—	—

Total liabilities	(621,379)	(621,379)	—	—

Total	$888,754,325	$64,074,571	$824,679,754	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds (continued)

downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series did not hold any forward foreign currency exchange contracts during the six months ended June 30, 2016.

Futures

Each Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Series may be attempting to sell some or all the Series holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

The following table presents the present value of derivatives held at June 30, 2016 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Interest rate contracts	Net unrealized depreciation[1]	$(621,379)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized loss on futures contracts	$(280,179)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized depreciation on futures contracts	$(656,449)

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolios, and is included within Net Assets as the components of capital are not required to be presented separately on the Statements of Assets and Liabilities. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2016, the period in which such derivatives were outstanding, were as follows:

Futures Contracts:
Average number of contracts purchased	159
Average number of contracts sold	441
Average notional value of contracts purchased	$31,128,273
Average notional value of contracts sold	$66,976,016

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2016.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.50% of average daily net assets each year. For the six months ended June 30, 2016, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $135,378,213 and $233,381,743, respectively. Purchases of U.S. Government securities, other than short-term securities, were $113,908,100.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Unconstrained Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,648,102	$27,075,030	26,221,830	$274,826,042
Reinvested	581,951	5,971,137	2,299,283	23,649,755
Repurchased	(6,903,515)	(70,615,269)	(10,588,506)	(110,904,010)

Total	(3,673,462)	$(37,569,102)	17,932,607	$187,571,787

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,718,283	$34,477,198	2,240,234	$21,384,669
Reinvested	54,451	504,271	143,067	1,332,244
Repurchased	(58,382)	(568,534)	(6,517,164)	(62,255,300)

Total	3,714,352	$34,412,935	(4,133,863)	$(39,538,387)

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At June 30, 2016, the Series invested in futures contracts (interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. Loan assignment investments held by the Series as of June 30, 2016 are disclosed in the Investment Portfolio.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$21,145,858
Long-term capital gains	4,268,983
Return of capital	476,427

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$893,090,997
Unrealized appreciation	11,425,301
Unrealized depreciation	(15,140,594)

Net unrealized depreciation	$(3,715,293)

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com HIGH YIELD BOND SERIES

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,076.30	$5.01	0.97%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000.00	$1,076.20	$3.67	0.71%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.33	$3.57	0.71%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 4.1%

Berry Plastics Group, Inc., Term Loan D2, 3.50%, 2/8/2020	Ba3	$ 1,237,834	$ 1,228,550
CHS - Community Health Systems, Inc., Term Loan G2, 3.75%, 12/31/2019	Ba3	1,485,000	1,441,935
TransDigm, Inc. Term Loan D2, 0.00%, 6/4/2021	Ba2	2,000,000	1,973,580
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B2, 4.50%, 2/13/2019	Ba1	2,909,410	2,824,863

TOTAL LOAN ASSIGNMENTS
(Identified Cost $7,600,820)			7,468,928

CORPORATE BONDS - 90.9%

Non-Convertible Corporate Bonds - 90.9%
Consumer Discretionary - 12.9%
Auto Components - 0.5%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	B1	855,000	832,556

Household Durables - 6.0%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	3,710,000	3,505,950
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	1,515,000	1,624,838
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	1,523,000	1,644,840
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	2,490,000	2,502,450
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,930,000	1,698,400

			10,976,478

Media - 6.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	B1	1,940,000	2,012,750
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	2,475,000	2,613,600
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	1,708,000	1,746,430
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	1,670,000	1,662,694
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	3,350,000	3,339,883
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	Caa1	279,000	288,765

			11,664,122

Total Consumer Discretionary			23,473,156

Consumer Staples - 3.8%
Food & Staples Retailing - 1.4%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	2,645,000	2,506,137

Food Products - 1.0%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	2,185,000	1,835,400

Household Products - 1.4%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	2,490,000	2,475,981

Total Consumer Staples			6,817,518

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 7.2%
Energy Equipment & Services - 1.4%
FTS International, Inc., 6.25%, 5/1/2022	Caa2	$ 1,510,000	$ 588,900
Transocean, Inc., 3.75%, 10/15/2017	B2	815,000	821,112
Weatherford International Ltd., 7.75%, 6/15/2021	B2	1,145,000	1,114,944

			2,524,956

Oil, Gas & Consumable Fuels - 5.8%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3	380,000	365,750
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	Ba3	1,730,000	1,776,502
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1	1,155,000	1,068,375
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2	880,000	840,400
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1	380,000	345,800
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1	1,795,000	1,734,419
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2	3,480,000	3,514,800
WPX Energy, Inc., 6.00%, 1/15/2022	B3	875,000	813,750

			10,459,796

Total Energy			12,984,752

Financials - 19.2%
Banks - 4.6%
CIT Group, Inc., 5.00%, 5/15/2017	Ba3	1,500,000	1,524,375
Lloyds Bank plc (United Kingdom)[3,4,5], 12.00%	BB6	2,590,000	3,512,713
Popular, Inc., 7.00%, 7/1/2019	B2	3,420,000	3,351,600

			8,388,688

Capital Markets - 1.1%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB[6]	2,225,000	2,047,000

Consumer Finance - 2.9%
Ally Financial, Inc., 8.00%, 12/31/2018	B1	795,000	868,538
Ally Financial, Inc., 8.00%, 3/15/2020	Ba3	1,000,000	1,125,000
Navient Corp., 6.125%, 3/25/2024	Ba3	3,780,000	3,316,950

			5,310,488

Diversified Financial Services - 2.2%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2	1,255,000	1,167,150
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1	1,470,000	1,361,588
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1	1,705,000	1,466,300

			3,995,038

Real Estate Investment Trusts (REITS) - 2.5%
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	2,000,000	2,060,000

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	$ 2,440,000	$ 2,427,800

			4,487,800

Real Estate Management & Development - 2.7%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1	1,850,000	2,053,500
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B1	2,795,000	2,801,988

			4,855,488

Thrifts & Mortgage Finance - 3.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	1,625,000	1,645,312
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	2,655,000	2,376,225
Radian Group, Inc., 7.00%, 3/15/2021	Ba3	1,710,000	1,828,640

			5,850,177

Total Financials			34,934,679

Health Care - 7.2%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3	2,575,000	2,304,625

Health Care Equipment & Supplies - 0.6%
Teleflex, Inc., 4.875%, 6/1/2026	Ba3	1,000,000	1,010,000

Health Care Providers & Services - 2.7%
HCA, Inc., 7.50%, 2/15/2022	B1	1,405,000	1,597,485
Tenet Healthcare Corp.[2], 4.153%, 6/15/2020	Ba3	1,680,000	1,659,000
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1	1,590,000	1,629,432

			4,885,917

Pharmaceuticals - 2.6%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	2,795,000	2,382,738
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	2,575,000	2,397,969

			4,780,707

Total Health Care			12,981,249

Industrials - 13.4%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	3,489,000	3,244,770

Air Freight & Logistics - 0.4%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,7], 10.00%, 2/15/2018	Caa3	1,485,000	742,500

Airlines - 1.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	2,435,000	2,489,787

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 1.6%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	$ 1,590,000	$ 1,518,052
Modular Space Corp.[3], 10.25%, 1/31/2019	Caa2	1,720,000	825,600
West Corp.[3], 4.75%, 7/15/2021	Ba3	655,000	646,812

			2,990,464

Machinery - 2.5%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1	2,500,000	2,687,500
Shape Technologies Group, Inc.[3], 7.625%, 2/1/2020	B2	1,771,000	1,757,718

			4,445,218

Trading Companies & Distributors - 5.7%
Aircastle Ltd., 5.50%, 2/15/2022	Ba1	1,575,000	1,638,000
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	BBB[6]	1,645,000	1,647,352
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	1,235,000	1,241,175
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	3,330,000	3,230,100
Herc Spinoff Escrow Issuer LLC - Herc Spinoff[3], 7.50%, 6/1/2022	B3	875,000	859,688
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1	1,685,000	1,805,056

			10,421,371

Total Industrials			24,334,110

Information Technology - 2.3%
Internet Software & Services - 0.4%
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	745,000	763,625

Technology Hardware, Storage & Peripherals - 1.9%
Diebold, Inc.[3], 8.50%, 4/15/2024	B2	1,620,000	1,607,850
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2	1,740,000	1,861,800

			3,469,650

Total Information Technology			4,233,275

Materials - 7.8%
Chemicals - 1.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	2,450,000	2,303,000

Containers & Packaging - 2.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,3], 3.653%, 12/15/2019	Ba3	1,765,000	1,771,619
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 7.25%, 5/15/2024	B3	2,000,000	2,041,250

			3,812,869

Metals & Mining - 4.4%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	2,610,000	2,727,972
Anglo American Capital plc (United Kingdom)[3], 3.625%, 5/14/2020	Ba3	715,000	687,294

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2	$805,000	$947,887
FMG Resources August 2006 Pty Ltd. (Australia)[3], 6.875%, 4/1/2022	B2	405,000	384,750
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	2,365,000	1,986,600
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	1,805,000	1,335,700

			8,070,203

Total Materials			14,186,072

Telecommunication Services - 12.6%
Diversified Telecommunication Services - 8.0%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	3,460,000	3,490,275
Cogent Communications Group, Inc.[3], 5.375%, 3/1/2022	B1	350,000	350,875
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3	4,285,000	4,434,975
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	3,795,000	3,462,938
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	B1	380,000	363,375
Numericable-SFR S.A. (France)[3], 7.375%, 5/1/2026	B1	510,000	504,262
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	1,825,000	1,852,375

			14,459,075

Wireless Telecommunication Services - 4.6%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	4,545,000	4,462,599
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	2,025,000	2,138,906
Wind Acquisition Finance S.A. (Italy)[3], 4.75%, 7/15/2020	Ba3	1,755,000	1,719,900

			8,321,405

Total Telecommunication Services			22,780,480

Utilities - 4.5%
Independent Power and Renewable Electricity Producers - 4.5%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	3,095,000	2,924,775
Terraform Global Operating LLC[3], 9.75%, 8/15/2022	Caa1	2,570,000	2,325,850
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	Caa1	3,150,000	2,976,750

Total Utilities			8,227,375

Total Non-Convertible Corporate Bonds (Identified Cost $169,227,847)			164,952,666

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.30%, (Identified Cost $6,085,734)	6,085,734	$6,085,734

TOTAL INVESTMENTS - 98.4% (Identified Cost $182,914,401)		178,507,328
OTHER ASSETS, LESS LIABILITIES - 1.6%		2,959,409

NET ASSETS - 100%		$181,466,737

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of June 30, 2016.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $95,912,846 or 52.9% of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

6Credit ratings from S&P (unaudited).

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of June 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $182,914,401) (Note 2)	$178,507,328
Cash	3,762
Interest receivable	3,064,262
Receivable for fund shares sold	148,917
Receivable for securities sold	41,067
Prepaid expenses	1,104

TOTAL ASSETS	181,766,440

LIABILITIES:

Accrued management fees (Note 3)	80,764
Accrued shareholder services fees (Class S) (Note 3)	23,446
Accrued transfer agent fees (Note 3)	8,229
Accrued fund accounting and administration fees (Note 3)	7,175
Accrued Chief Compliance Officer service fees (Note 3)	179
Payable for fund shares repurchased	138,237
Audit fees payable	22,867
Other payables and accrued expenses	18,806

TOTAL LIABILITIES	299,703

TOTAL NET ASSETS	$181,466,737

NET ASSETS CONSIST OF:

Capital stock	$195,862
Additional paid-in-capital	193,261,563
Undistributed net investment income	1,255,646
Accumulated net realized loss on investments	(8,839,261)
Net unrealized depreciation on investments	(4,407,073)

TOTAL NET ASSETS	$181,466,737

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($114,227,349/11,762,881 shares)	$9.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($67,239,388/7,823,295 shares)	$8.59

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$5,772,055
Dividends	11,151

Total Investment Income	5,783,206

EXPENSES:

Management fees (Note 3)	513,989
Shareholder services fees (Class S) (Note 3)	137,081
Fund accounting and administration fees (Note 3)	31,531
Transfer agent fees (Note 3)	9,336
Directors’ fees (Note 3)	4,540
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	4,534
Miscellaneous	56,896

Total Expenses	759,216

Less reduction of expenses (Note 3)	(12,986)

Net Expenses	746,230

NET INVESTMENT INCOME	5,036,976

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(1,898,409)
Net change in unrealized appreciation (depreciation) on investments	9,918,822

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,020,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,057,389

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,036,976	$10,900,234
Net realized loss on investments	(1,898,409)	(6,514,003)
Net change in unrealized appreciation (depreciation) on investments	9,918,822	(5,981,699)

Net increase (decrease) from operations	13,057,389	(1,595,468)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,345,320)	(7,702,934)
From net investment income (Class I)	(1,575,396)	3,207,079

Total distributions to shareholders	(3,920,716)	(10,910,013)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	11,745,020	(71,267,243)

Net increase (decrease) in net assets	20,881,693	(83,772,724)

NET ASSETS:

Beginning of period	160,585,044	244,357,768

End of period (including undistributed net investment income of $1,255,646 and $139,386, respectively)	$181,466,737	$160,585,044

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.21		$10.04	$10.64	$10.75	$10.30	$10.75

Income (loss) from investment operations:
Net investment income[1]	0.27		0.51	0.52	0.54	0.63	0.69
Net realized and unrealized gain (loss) on investments	0.43		(0.82)	(0.30)	0.21	0.83	(0.17)

Total from investment operations	0.70		(0.31)	0.22	0.75	1.46	0.52

Less distributions to shareholders:
From net investment income	(0.20)		(0.52)	(0.50)	(0.53)	(0.64)	(0.67)
From net realized gain on investments	—		—	(0.32)	(0.33)	(0.37)	(0.29)

Total distributions to shareholders	(0.20)		(0.52)	(0.82)	(0.86)	(1.01)	(0.96)

Net asset value - End of period	$9.71		$9.21	$10.04	$10.64	$10.75	$10.31

Net assets - End of period (000’s omitted)	$114,227		$108,202	$202,772	$191,922	$179,187	$175,350

Total return[2]	7.63%		(3.28% )	2.04%	7.17%	14.46%	4.87%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.97%	[3]	1.11%	1.11%	1.12%	1.10%	1.12%
Net investment income	5.82%	[3]	5.04%	4.78%	4.99%	5.83%	6.26%
Portfolio turnover	35%		109%	104%	93%	91%	63%

* Effective August 1, 2012, the shares of the Series have been designated as Class S.

** For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[3]		N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
			12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.18		$8.97	$9.59	$9.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.25		0.47	0.49	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.37		(0.72)	(0.26)	0.18	0.30

Total from investment operations	0.62		(0.25)	0.23	0.70	0.55

Less distributions to shareholders:
From net investment income	(0.21)		(0.54)	(0.53)	(0.56)	(0.40)
From net realized gain on investments	—		—	(0.32)	(0.33)	(0.37)

Total distributions to shareholders	(0.21)		(0.54)	(0.85)	(0.89)	(0.77)

Net asset value - End of period	$8.59		$8.18	$8.97	$9.59	$9.78

Net assets - End of period (000’s omitted)	$67,239		$52,383	$41,586	$24,299	$14,002

Total return[3]	7.62%		(2.93% )	2.33%	7.35%	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.71%	[4]	0.87%	0.86%	0.87%	0.87% [4]
Net investment income	6.08%	[4]	5.34%	5.05%	5.24%	5.90% [4]
Portfolio turnover	35%		109%	104%	93%	91%

*For the certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[4]	N/A	N/A	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million have been designated as High Yield Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$7,468,928	$—	$7,468,928	$—
Corporate debt:
Consumer Discretionary	23,473,156	—	23,473,156	—
Consumer Staples	6,817,518	—	6,817,518	—
Energy	12,984,752	—	12,984,752	—
Financials	34,934,679	—	34,934,679	—
Health Care	12,981,249	—	12,981,249	—
Industrials	24,334,110	—	24,334,110	—
Information Technology	4,233,275	—	4,233,275	—
Materials	14,186,072	—	14,186,072	—
Telecommunication Services	22,780,480	—	22,780,480	—
Utilities	8,227,375	—	8,227,375	—
Mutual fund	6,085,734	6,085,734	—	—

Total assets	$178,507,328	$6,085,734	$172,421,594	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2016.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Series’ average daily net assets. Prior to February 22, 2016, this fee was 0.75% of the Series’ average daily net assets.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Effective February 22, 2016, the Advisor has contractually agreed, until at least April 30, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.65% of average daily net assets. Prior to February 22, 2016, the Advisor had contractually agreed to waive its fee and, if necessary, pay other operating expenses of the series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.95% of average daily net assets. Accordingly, the Advisor waived fees of $12,986 for the six months ended June 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $69,976,849 and $56,529,162, respectively. There were no purchases or sales of U.S. Government securities.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,575,309	$14,837,112	6,115,394	$61,024,825
Reinvested	231,526	2,211,595	743,760	7,278,399
Repurchased	(1,787,558)	(16,848,533)	(15,305,758)	(154,819,412)

Total	19,277	$200,174	(8,446,604)	$(86,516,188)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,763,793	$14,466,162	3,961,209	$35,034,607
Reinvested	164,267	1,388,558	339,048	2,915,191
Repurchased	(511,939)	(4,309,874)	(2,526,749)	(22,700,853)

Total	1,416,121	$11,544,846	1,773,508	$15,248,945

Approximately 84% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. Loan assignment investments held by the Series as of June 30, 2016 are disclosed in the Investment Portfolio.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$10,910,013

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$182,989,775
Unrealized appreciation	2,696,261
Unrealized depreciation	(7,178,708)

Net unrealized depreciation	$(4,482,447)

As of December 31, 2015, the Series had net short-term capital loss carryforwards of $2,001,987 and net long-term capital loss carryforwards of $4,857,709, which may be carried forward indefinitely.

20

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21

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

EMERGING MARKETS SERIES

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,070.20	$5.92	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Class I
Actual	$1,000.00	$1,071.30	$4.63	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 89.7%

Consumer Discretionary - 11.1%
Diversified Consumer Services - 6.0%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$3,126,226
Kroton Educacional S.A. (Brazil)	779,070	3,291,094

		6,417,320

Media - 4.0%
Dish TV India Ltd. (India)*[1]	1,924,190	2,798,913
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	1,425,709
		4,224,622

Specialty Retail - 1.1%
Mr Price Group Ltd. (South Africa)[1]	80,520	1,131,329

Total Consumer Discretionary		11,773,271

Consumer Staples - 20.6%
Beverages - 7.3%
Ambev S.A. - ADR (Brazil)	476,690	2,817,238
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	3,360,026
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,637,998

		7,815,262

Food Products - 9.7%
Adecoagro S.A. (Argentina)*	165,330	1,813,670
Gruma S.A.B de C.V. - Class B (Mexico)	127,280	1,830,961
Sao Martinho S.A. (Brazil)	183,720	3,021,489
Tiger Brands Ltd. (South Africa)[1]	84,740	2,087,680
Universal Robina Corp. (Philippines)[1]	344,460	1,527,751

		10,281,551

Tobacco - 3.6%
Gudang Garam Tbk PT (Indonesia)[1]	733,140	3,835,924

Total Consumer Staples		21,932,737

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cosan S.A. Industria e Comercio (Brazil)	169,390	1,755,438

Financials - 5.4%
Banks - 2.7%
ICICI Bank Ltd. - ADR (India)	321,530	2,308,585
IDFC Bank Ltd. (India)*[1]	880,050	592,366

		2,900,951

Diversified Financial Services - 2.7%
IDFC Ltd. (India)[1]	880,050	622,240

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Financials (continued)
Diversified Financial Services (continued)
JSE Ltd. (South Africa)[1]	172,470	$2,172,736

		2,794,976

Total Financials		5,695,927

Health Care - 19.9%
Health Care Equipment & Supplies - 4.9%
Ginko International Co. Ltd. (Taiwan)[1]	205,030	2,142,056
St. Shine Optical Co. Ltd. (Taiwan)[1]	133,360	3,013,686

		5,155,742

Health Care Providers & Services - 9.6%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	2,064,414
Fortis Healthcare Ltd. (India)*[1]	959,730	2,249,150
KPJ Healthcare Berhad (Malaysia)[1]	2,657,640	2,788,495
Siloam International Hospitals Tbk PT (Indonesia)*[1]	3,564,600	3,133,954

		10,236,013

Pharmaceuticals - 5.4%
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	2,514,440	2,578,729
Glenmark Pharmaceuticals Ltd. (India)[1]	131,640	1,563,990
Sun Pharmaceutical Industries Ltd. (India)[1]	141,770	1,607,442

		5,750,161

Total Health Care		21,141,916

Industrials - 6.3%
Aerospace & Defense - 2.0%
Korea Aerospace Industries Ltd. (South Korea)[1]	16,883	1,082,411
LIG Nex1 Co. Ltd. (South Korea)[1]	11,860	1,007,827

		2,090,238

Commercial Services & Supplies - 2.7%
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	30,610	1,730,605
MiX Telematics Ltd. - ADR (South Africa)	254,040	1,188,907

		2,919,512

Electrical Equipment - 1.6%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,735,287

Total Industrials		6,745,037

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 2.1%
PAX Global Technology Ltd. (Hong Kong)[1]	2,587,000	2,277,272

Internet Software & Services - 9.0%
Alibaba Group Holding Ltd. - ADR (China)*	40,870	3,250,391

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Baidu, Inc. - ADR (China)*	17,810	$2,941,322
Tencent Holdings Ltd. - Class H (China)[1]	144,900	3,323,959

		9,515,672

Semiconductors & Semiconductor Equipment - 2.8%
MediaTek, Inc. (Taiwan)[1]	396,000	3,026,057

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	3,175,646

Total Information Technology		17,994,647

Materials - 2.1%
Chemicals - 2.1%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	2,200,327

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 1.9%
Bharti Infratel Ltd. (India)[1]	390,390	2,000,383

Wireless Telecommunication Services - 3.9%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	2,265,893
China Mobile Ltd. - Class H (China)[1]	160,430	1,853,643

Total Telecommunication Services		6,119,919

TOTAL COMMON STOCKS
(Identified Cost $93,790,796)		95,359,219

MUTUAL FUND - 1.7%
iShares MSCI India ETF
(Identified Cost $1,785,881)	64,780	1,808,658

SHORT-TERM INVESTMENT - 9.7%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.30%,
(Identified Cost $10,331,013)	10,331,013	10,331,013

TOTAL INVESTMENTS - 101.1%
(Identified Cost $105,907,690)		107,498,890
LIABILITIES, LESS OTHER ASSETS - (1.1%)		(1,156,539)

NET ASSETS - 100%		$106,342,351

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

India - 14.9%; China - 13.6%; Brazil - 10.2%.

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Investment Portfolio - June 30, 2016

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value (identified cost $105,907,690) (Note 2)	$107,498,890
Receivable for fund shares sold	478,756
Dividends receivable	209,084
Prepaid expenses	8,558

TOTAL ASSETS	108,195,288

LIABILITIES:
Accrued management fees (Note 3)	53,591
Accrued shareholder services fees (Class S) (Note 3)	19,425
Accrued fund accounting and administration fees (Note 3)	3,670
Accrued transfer agent fees (Note 3)	3,163
Accrued Chief Compliance Officer service fees (Note 3)	179
Accrued foreign capital gains tax (Note 2)	38,420
Payable for securities purchased	1,617,464
Payable for fund shares repurchased	42,419
Other payables and accrued expenses	74,606

TOTAL LIABILITIES	1,852,937

TOTAL NET ASSETS	$106,342,351

NET ASSETS CONSIST OF:
Capital stock	$120,338
Additional paid-in-capital	122,942,130
Undistributed net investment income	325,121
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(18,579,881)
Net unrealized appreciation on investments (net of foreign capital gains tax of $38,420), foreign currency and translation of other assets and liabilities	1,534,643

TOTAL NET ASSETS	$106,342,351

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($100,251,519/11,346,560 shares)	$8.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($6,090,832/687,247 shares)	$8.86

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $91,346)	$657,566

EXPENSES:
Management fees (Note 3)	315,235
Shareholder services fees (Class S)(Note 3)	105,395
Fund accounting and administration fees (Note 3)	25,214
Transfer agent fees (Note 3)	10,373
Directors’ fees (Note 3)	2,380
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	47,585
Miscellaneous	58,322

Total Expenses	565,813
Less reduction of expenses (Note 3)	(55,116)

Net Expenses	510,697

NET INVESTMENT INCOME	146,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on-
Investments	(4,340,010)
Foreign currency and translation of other assets and liabilities	(40,042)

(4,380,052)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $37,901)	10,999,155
Foreign currency and translation of other assets and liabilities	(17,716)

10,981,439

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,601,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,748,256

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$146,869	$457,156
Net realized loss on investments and foreign currency	(4,380,052)	(14,347,224)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,981,439	2,929,241

Net increase (decrease) from operations	6,748,256	(10,960,827)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net realized gain on investments (Class S)	—	(363,326)
From net realized gain on investments (Class I)	—	(34,060)

Total distributions to shareholders	—	(397,386)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 5)	10,886,300	(8,085,153)

Net increase (decrease) in net assets	17,634,556	(19,443,366)
NET ASSETS:
Beginning of period	88,707,795	108,151,161

End of period (including undistributed net investment income of $325,121 and $178,252, respectively)	$106,342,351	$88,707,795

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEARS ENDED				FOR THE PERIOD 11/16/11[1] TO 12/31/11

			12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.26		$9.24	$11.40	$11.64	$9.85	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.01		0.04	0.28 [3]	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.57		(0.98)	(1.67)	0.95	2.20	(0.15)

Total from investment operations	0.58		(0.94)	(1.39)	1.01	2.24	(0.14)

Less distributions to shareholders:
From net investment income	—		—	(0.29)	(0.02)	(0.03)	(0.01)
From net realized gain on investments	—		(0.04)	(0.48)	(1.23)	(0.42)	—

Total distributions to shareholders	—		(0.04)	(0.77)	(1.25)	(0.45)	(0.01)

Net asset value - End of period	$8.84		$8.26	$9.24	$11.40	$11.64	$9.85

Net assets - End of period (000’s omitted)	$100,251		$82,689	$91,178	$104,884	$95,253	$78,114

Total return[4]	7.02%		(10.18% )	(12.24% )	8.91%	22.77%	(1.37% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.15%	[5]	1.15%	1.15%	1.20%	1.20%	1.20% [5]
Net investment income	0.31%	[5]	0.46%	2.54% [3]	0.54%	0.39%	0.86% [5]
Portfolio turnover	19%		61%	26%	44%	40%	0%

*Effective December 18, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.12%	[5]	0.11%	0.11%	0.09%	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.48%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 12/18/13[1] TO 12/31/13
	6/30/16 (UNAUDITED)		12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.27		$9.24	$11.40	$11.18

Income (loss) from investment operations:
Net investment income[2]	0.02		0.04	0.43 [3]	0.01
Net realized and unrealized gain (loss) on investments	0.57		(0.97)	(1.79)	0.21

Total from investment operations	0.59		(0.93)	(1.36)	0.22

Less distributions to shareholders:
From net investment income	—		—	(0.32)	—
From net realized gain on investments	—		(0.04)	(0.48)	—

Total distributions to shareholders	—		(0.04)	(0.80)	—

Net asset value - End of period	$8.86		$8.27	$9.24	$11.40

Net assets - End of period (000’s omitted)	$6,091		$6,018	$16,973	$1,088

Total return[4]	7.13%		(10.07% )	(11.98% )	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[5]	0.90%	0.90%	1.89%	[5]
Net investment income	0.53%	[5]	0.44%	3.93% [3]	4.91%	[5,6]
Portfolio turnover	19%		61%	26%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.12%	[5]	0.10%	0.14%	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.08 and the net investment income ratio would have been 0.72%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

6The annualized net investment income ratio may not be indicative of operating results for a full year.

The accompanying notes are an integral part of the financial statements.

11

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Emerging Markets Series Class S common stock, and 100 million have been designated as Emerging Markets Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,773,271	$3,291,094	$8,482,177	$—
Consumer Staples	21,932,737	14,481,382	7,451,355	—
Energy	1,755,438	1,755,438	—	—
Financials	5,695,927	2,308,585	3,387,342	—
Health Care	21,141,916	2,578,729	18,563,187	—
Industrials	6,745,037	1,188,907	5,556,130	—
Information Technology	17,994,647	6,191,713	11,802,934	—
Materials	2,200,327	2,200,327	—	—
Telecommunication Services	6,119,919	2,265,893	3,854,026	—
Mutual funds	12,139,671	12,139,671	—	—

Total assets	$107,498,890	$48,401,739	$59,097,151	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2016, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2012 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes (continued)

foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets each year. Accordingly, the Advisor waived fees of $55,116 for the six months ended June 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $20,748,646 and $16,111,850, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Emerging Markets Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,087,905	$17,396,352	1,504,854	$13,012,457
Reinvested	—	—	47,302	358,638
Repurchased	(754,012)	(6,182,167)	(1,405,668)	(11,918,951)

Total	1,333,893	$11,214,185	146,488	$1,452,144

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	813	$6,636	841,435	$7,078,222
Reinvested	—	—	3,319	25,225
Repurchased	(40,992)	(334,521)	(1,954,570)	(16,640,744)

Total	(40,179)	$(327,885)	(1,109,816)	$(9,537,297)

Approximately 83% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

16

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$699
Long-term capital gains	396,687

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$105,907,690
Unrealized appreciation	11,302,858
Unrealized depreciation	(9,711,658)

Net unrealized appreciation	$1,591,200

At December 31, 2015, the Series had net short-term capital loss carryforwards of $5,019,864 and net long-term capital loss carryforwards of $9,179,965, which may be carried forward indefinitely.

17

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEMS-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report June 30, 2016

www.manning-napier.com

STRATEGIC INCOME CONSERVATIVE SERIES

STRATEGIC INCOME MODERATE SERIES

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,049.80	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,050.90	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$1,058.10	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,060.30	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to each Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition as of June 30, 2016 - Asset Allocation1

(unaudited)

2

Investment Portfolios - June 30, 2016

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	967,702	$9,735,078
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	166,345	2,385,394
Manning & Napier Fund, Inc. - Equity Income Series, Class I	201,968	2,193,367
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	45,323	389,321
Manning & Napier Fund, Inc. - Real Estate Series, Class I	172,421	1,398,336
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	374,199	3,487,531

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $19,738,122)		19,589,027
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(3,103)

NET ASSETS - 100%		$19,585,924

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	631,174	$6,349,607
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	321,127	4,604,956
Manning & Napier Fund, Inc. - Equity Income Series, Class I	406,042	4,409,620
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	166,939	1,434,007
Manning & Napier Fund, Inc. - Real Estate Series, Class I	181,299	1,470,333
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	262,459	2,446,117

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $21,083,955)		20,714,640
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(7,385)

NET ASSETS - 100%		$20,707,255

  #Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
ASSETS:
Total investments in Underlying Series:
At value* (Note 2)	$19,589,027	$20,714,640
Receivable from Advisor (Note 3)	10,002	12,207
Receivable for fund shares sold	36,356	—
Prepaid expenses	12,593	13,203

TOTAL ASSETS	19,647,978	20,740,050

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	6,863	3,629
Accrued shareholder services fees (Class S) (Note 3)	2,623	3,440
Accrued transfer agent fees (Note 3)	347	423
Accrued Chief Compliance Officer service fees (Note 3)	179	179
Payable for shares of Underlying Series purchased	36,356	—
Audit fees payable	12,016	12,007
Legal fees payable	2,634	2,573
Accrued custodian fees	955	5,560
Other payables and accrued expenses	81	4,984

TOTAL LIABILITIES	62,054	32,795

TOTAL NET ASSETS	$19,585,924	$20,707,255

NET ASSETS CONSIST OF:
Capital stock	19,083	19,165
Additional paid-in-capital	19,953,713	20,800,429
Undistributed net investment income	20,112	20,761
Accumulated net realized gain (loss) on Underlying Series	(257,889)	236,215
Net unrealized depreciation on Underlying Series	(149,095)	(369,315)

TOTAL NET ASSETS	$19,585,924	$20,707,255

Class S
Net Assets	$12,977,971	$16,820,914
Shares Outstanding	1,264,514	1,556,811
Net Asset Value, Offering Price, and Redemption Price per share	$10.26	$10.80
Class I
Net Assets	$6,607,953	$3,886,341
Shares Outstanding	643,743	359,667
Net Asset Value, Offering Price, and Redemption Price per share	$10.26	$10.81
*At identified cost	$19,738,122	$21,083,955

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the Six Months Ended June 30, 2016 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
INVESTMENT INCOME:
Income distributions from Underlying Series	$149,711	$157,967

EXPENSES:
Fund accounting and administration fees (Note 3)	25,098	25,644
Shareholder services fees (Class S)(Note 3)	15,944	20,203
Transfer agent fees (Note 3)	1,443	1,464
Chief Compliance Officer service fees (Note 3)	1,309	1,309
Directors’ fees (Note 3)	702	656
Registration and filing fees	14,573	13,798
Audit fees	9,339	9,335
Custodian fees	6,295	5,038
Miscellaneous	6,857	12,242

Total Expenses	81,560	89,689
Less reduction of expenses (Note 3)	(60,802)	(64,478)

Net Expenses	20,758	25,211

NET INVESTMENT INCOME	128,953	132,756

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized loss on Underlying Series	(235,545)	(139,247)
Net change in unrealized appreciation (depreciation) on Underlying Series	1,051,214	1,173,378

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	815,669	1,034,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$944,622	$1,166,887

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 128,953	$ 556,451	$ 132,756	$ 480,733
Net realized loss on Underlying Series	(235,545)	(606,567)	(139,247)	(404,744)
Distributions of realized gains from Underlying Series	—	678,793	—	874,553
Net change in unrealized appreciation (depreciation) on underlying series	1,051,214	(555,558)	1,173,378	(1,181,351)
Net increase (decrease) from operations	944,622	73,119	1,166,887	(230,809)
DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	(125,978)	(270,369)	(165,707)	(305,331)
From net investment income (Class I)	(71,398)	(196,856)	(43,725)	(82,328)
From net realized gain on investments (Class S)	—	(382,143)	—	(324,852)
From net realized gain on investments (Class I)	—	(248,743)	—	(84,241)
Total distributions to shareholders	(197,376)	(1,098,111)	(209,432)	(796,752)
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	(1,212,634)	(6,584,717)	(238,689)	3,128,900
Net increase (decrease) in net assets	(465,388)	(7,609,709)	718,766	2,101,339
NET ASSETS:
Beginning of period	20,051,312	27,661,021	19,988,489	17,887,150
End of period (including undistributed net investment income of $20,112, $88,535, $20,761 and $97,437, respectively)	$19,585,924	$20,051,312	$20,707,255	$19,988,489

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.87		$10.33	$10.24	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.06		0.23	0.37	0.39	0.30
Net realized and unrealized gain (loss) on investments	0.43		(0.23)	0.28	0.10	0.01

Total from investment operations	0.49		—	0.65	0.49	0.31

Less distributions to shareholders:
From net investment income	(0.10)		(0.19)	(0.35)	(0.30)	(0.24)
From net realized gain on investments	—		(0.27)	(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.10)		(0.46)	(0.56)	(0.32)	(0.24)

Net asset value - End of period	$10.26		$9.87	$10.33	$10.24	$10.07

Net assets - End of period (000’s omitted)	$12,978		$13,420	$15,394	$8,927	$2,115

Total return[5]	4.98%		0.08%	6.30%	4.96%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30% [8]	0.30% [9]	0.30% [10]	0.30% [6,11]
Net investment income[2]	1.25%	[6]	2.28%	3.50%	3.84%	2.95%
Series portfolio turnover[12]	11%		90%	39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.63%	[6,7]	0.46% [8]	0.43% [9]	1.23% [10]	10.89% [6,11,13]
STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.87		$10.33	$10.24	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07		0.21	0.41	0.43	0.22
Net realized and unrealized gain (loss) on investments	0.43		(0.18)	0.26	0.09	0.08

Total from investment operations	0.50		0.03	0.67	0.52	0.30

Less distributions to shareholders:
From net investment income	(0.11)		(0.22)	(0.37)	(0.32)	(0.24)
From net realized gain on investments	—		(0.27)	(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.11)		(0.49)	(0.58)	(0.34)	(0.24)

Net asset value - End of period	$10.26		$9.87	$10.33	$10.24	$10.06

Net assets - End of period (000’s omitted)	$6,608		$6,632	$12,267	$4,013	$52

Total return[5]	5.09%		0.34%	6.55%	5.28%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05% [8]	0.05% [9]	0.05% [10]	0.05% [6,11]
Net investment income[2]	1.51%	[6]	2.08%	3.92%	4.19%	2.15%
Series portfolio turnover[12]	11%		90%	39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.63%	[6,7]	0.46% [8]	0.41% [9]	1.23% [10]	27.14% [6,11,13]

1Commencement of operations.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Calculated based on average shares outstanding during the periods.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.54%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.50%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31		$10.84	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07		0.25	0.38	0.32	0.30
Net realized and unrealized gain (loss) on investments	0.53		(0.36)	0.34	0.82	0.02

Total from investment operations	0.60		(0.11)	0.72	1.14	0.32

Less distributions to shareholders:
From net investment income	(0.11)		(0.20)	(0.37)	(0.30)	(0.25)
From net realized gain on investments	—		(0.22)	(0.31)	(0.11)	(0.00)[4]

Total distributions to shareholders	(0.11)		(0.42)	(0.68)	(0.41)	(0.25)

Net asset value - End of period	$10.80		$10.31	$10.84	$10.80	$10.07

Net assets - End of period (000’s omitted)	$16,821		$16,040	$15,751	$6,722	$2,019

Total return[5]	5.81%		(1.01% )	6.66%	11.49%	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30% [8]	0.30% [9]	0.30% [10]	0.30% [6,11]
Net investment income[2]	1.28%	[6]	2.29%	3.37%	2.99%	2.92%
Series portfolio turnover[12]	12%		74%	35%	78%	7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.64%	[6,7]	0.57% [8]	0.73% [9]	1.82% [10]	10.28% [6,11,13]
STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/16 (UNAUDITED)		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31		$10.84	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.08		0.30	0.41	0.55	0.22
Net realized and unrealized gain (loss) on investments	0.54		(0.39)	0.34	0.62	0.10

Total from investment operations	0.62		(0.09)	0.75	1.17	0.32

Less distributions to shareholders:
From net investment income	(0.12)		(0.22)	(0.40)	(0.33)	(0.25)
From net realized gain on investments	—		(0.22)	(0.31)	(0.11)	(0.00)[4]

Total distributions to shareholders	(0.12)		(0.44)	(0.71)	(0.44)	(0.25)

Net asset value - End of period	$10.81		$10.31	$10.84	$10.80	$10.07

Net assets - End of period (000’s omitted)	$3,886		$3,948	$2,136	$1,373	$53

Total return[5]	6.03%		(0.76% )	6.90%	11.73%	3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05% [8]	0.05% [9]	0.05% [10]	0.05% [6,11]
Net investment income[2]	1.50%	[6]	2.76%	3.65%	5.17%	2.16%
Series portfolio turnover[12]	12%		74%	35%	78%	7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.64%	[6],7	0.67% [8]	0.73% [9]	1.82% [10]	27.25% [6,11,13]

1Commencement of operations.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Calculated based on average shares outstanding during the periods.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

(unaudited)

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2016, the Underlying Series include the Core Bond Series, Unconstrained Bond Series, Disciplined Value Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative Series and Strategic Income Moderate Series. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

9

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$19,589,027	$19,589,027	$—	$—

Total assets:	$19,589,027	$19,589,027	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$20,714,640	$20,714,640	$—	$—

Total assets:	$20,714,640	$20,714,640	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying Statements of Operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

10

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As the commencement of operations of the Series was August 1, 2012, the statute of limitations remains open for the period ended December 31, 2012 and the years ended December 31, 2013, December 31, 2014 and December 31, 2015. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

11

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2017, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of each class’ shareholder services fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2016, the Advisor reimbursed expenses of $60,802 for Strategic Income Conservative Series and $64,478 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $45,400 per Strategic Income Series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$2,110,578	$3,395,649
Strategic Income Moderate Series	$2,429,873	$2,744,923

12

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2016 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/16	SHARES HELD AT 6/30/16	DIVIDEND INCOME 1/1/16 THROUGH 6/30/16	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/16 THROUGH 6/30/16
Manning & Napier Core Bond Series - Class I	$9,742,198	$1,067,156	$1,371,282	$9,735,078	$967,702	$84,472	$(19,103)
Manning & Napier Disciplined Value Series - Class I	2,281,832	323,815	340,781	2,385,394	166,345	23,027	(73,765)
Manning & Napier Equity Income Series - Class I	2,756,878	187,490	916,829	2,193,367	201,968	—	(40,176)
Manning & Napier High Yield Bond Series - Class I	380,733	47,561	56,797	389,321	45,323	9,338	(11,246)
Manning & Napier Real Estate Series - Class I	1,283,449	173,716	198,789	1,398,336	172,421	—	(58,908)
Manning & Napier Unconstrained Bond Series - Class I	3,613,339	310,840	511,171	3,487,531	374,199	32,874	(32,347)

	$20,058,429	$2,110,578	$3,395,649	$19,589,027		$149,711	$(235,545)

13

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/16	SHARES HELD AT 6/30/16	DIVIDEND INCOME 1/1/16 THROUGH 6/30/16	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/16 THROUGH 6/30/16
Manning & Napier Core Bond Series - Class I	$5,700,085	$1,070,983	$604,546	$6,349,607	$631,174	$54,237	$(6,658)
Manning & Napier Disciplined Value Series - Class I	4,387,361	427,157	457,468	4,604,956	321,127	45,622	(62,254)
Manning & Napier Equity Income Series - Class I	4,845,989	387,178	1,153,004	4,409,620	406,042	—	(9,297)
Manning & Napier High Yield Bond Series - Class I	1,350,787	157,752	142,667	1,434,007	166,939	34,825	(23,824)
Manning & Napier Real Estate Series - Class I	1,290,709	169,792	142,667	1,470,333	181,299	—	(27,616)
Manning & Napier Unconstrained Bond Series - Class I	2,420,629	217,011	244,571	2,446,117	262,459	23,283	(9,598)

	$19,995,560	$2,429,873	$2,744,923	$20,714,640		$157,967	$(139,247)

14

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
CONSERVATIVE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/16		12/31/15		6/30/16		12/31/15

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	145,786	$1,460,263	266,210	$2,734,472	—	$—	289,666	$2,913,017
Reinvested	12,268	123,517	64,309	638,146	7,102	71,173	44,539	443,269
Repurchased	(253,285)	(2,515,776)	(460,916)	(4,710,298)	(35,267)	(351,811)	(849,941)	(8,603,323)

Total	(95,231)	$(931,996)	(130,397)	$(1,337,680)	(28,165)	$(280,638)	(515,736)	$(5,247,037)

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
MODERATE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/16		12/31/15		6/30/16		12/31/15

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	151,660	$1,572,959	448,047	$4,804,825	—	$—	188,772	$2,061,891
Reinvested	14,290	151,185	56,914	586,644	4,140	43,418	15,953	164,451
Repurchased	(164,599)	(1,716,392)	(403,170)	(4,289,911)	(27,362)	(289,859)	(18,900)	(199,000)

Total	1,351	$7,752	101,791	$1,101,558	(23,222)	$(246,441)	185,825	$2,027,342

At June 30, 2016, one shareholder account owned 208,017 shares of the Strategic Income Conservative Series (approximately 11% of the shares outstanding) valued at $2,134,252. Approximately 5% of the shares outstanding of the Strategic Income Moderate Series are held by fiduciary accounts where the Advisor has sole investment discretion. No shareholder accounts owned more that 10% of the shares outstanding of the Strategic Income Moderate Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Underlying Series as of June 30, 2016.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$553,066	$440,620
Long-term capital gain	545,045	356,132

15

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$20,078,488	$21,335,710
Unrealized appreciation	200,745	191,190
Unrealized depreciation	(690,206)	(812,260)

Net unrealized depreciation	$(489,461)	$(621,070)

16

{This page intentionally left blank}

17

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

GLOBAL FIXED INCOME SERIES

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,038.40	$4.31	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class I
Actual	$1,000.00	$1,039.40	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 29.9%

Non-Convertible Corporate Bonds - 29.9%
Consumer Discretionary - 2.5%
Auto Components - 0.3%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	B1	120,000	$116,850
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	430,000	472,472

			589,322

Household Durables - 1.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	590,000	557,550
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	245,000	262,762
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	230,000	248,400
NVR, Inc., 3.95%, 9/15/2022	Baa2	640,000	678,301
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	370,000	371,850
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	345,000	303,600

			2,422,463

Media - 0.8%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	B1	310,000	321,625
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	250,000	264,000
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	250,000	255,625
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	280,000	278,775
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	495,000	493,505
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	Caa1	40,000	41,400

			1,654,930

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	390,000	404,886

Total Consumer Discretionary			5,071,601

Consumer Staples - 1.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	340,000	393,348
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	260,000	414,374
PepsiCo, Inc., 3.10%, 7/17/2022	A1	370,000	393,913

			1,201,635

Food & Staples Retailing - 0.7%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	400,000	379,000
CVS Health Corp., 3.50%, 7/20/2022	Baa1	560,000	602,946
The Kroger Co., 2.60%, 2/1/2021	Baa1	380,000	394,618

			1,376,564

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	380,000	319,200

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.2%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1		395,000	$392,776

Total Consumer Staples				3,290,175

Energy - 3.6%
Energy Equipment & Services - 1.1%
Ensco plc, 4.70%, 3/15/2021	B1		800,000	664,736
Ensco plc, 5.20%, 3/15/2025	B1		540,000	375,300
FTS International, Inc., 6.25%, 5/1/2022	Caa2		245,000	95,550
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	A3		760,000	803,961
Transocean, Inc., 3.75%, 10/15/2017	B2		120,000	120,900
Weatherford International Ltd., 7.75%, 6/15/2021	BA3		170,000	165,538

				2,225,985

Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2		760,000	800,832
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3		60,000	57,750
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	Ba3e		245,000	251,586
Chevron Corp., 1.79%, 11/16/2018	Aa2		390,000	395,218
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2		390,000	419,219
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2		400,000	413,484
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		180,000	166,500
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2		120,000	114,600
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3		820,000	827,044
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3		390,000	417,739
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1		60,000	54,600
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1		255,000	246,394
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3		410,000	394,584
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2		500,000	505,000
WPX Energy, Inc., 6.00%, 1/15/2022	B3		125,000	116,250

				5,180,800

Total Energy				7,406,785

Financials - 11.0%
Banks - 5.5%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2	EUR	100,000	128,133
Bank of America Corp., 5.70%, 5/2/2017	Baa3		380,000	393,367
Bank of America Corp., 4.00%, 1/22/2025	Baa3		595,000	606,490
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3		310,000	390,297
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA[4]	EUR	50,000	63,970
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		800,000	808,088
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa	AUD	1,680,000	1,277,838

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.375%	WR7		410,000	$410,902
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		380,000	390,565
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1		350,000	398,269
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		720,000	795,876
Lloyds Bank plc (United Kingdom)[3,5,8], 12.00%	BB4		385,000	522,160
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025	Baa2		787,000	791,138
Popular, Inc., 7.00%, 7/1/2019	B2		530,000	519,400
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa	CAD	1,995,000	1,612,662
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		240,000	267,273
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		270,000	266,618
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa	AUD	2,100,000	1,599,016

				11,242,062

Capital Markets - 1.3%
The Goldman Sachs Group, Inc.[9], 2.274%, 11/29/2023	A3		790,000	788,312
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2		390,000	403,139
Morgan Stanley, 2.125%, 4/25/2018	A3		590,000	596,175
Morgan Stanley, 5.00%, 11/24/2025	Baa2		550,000	602,135
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3		380,000	395,928

				2,785,689

Consumer Finance - 0.4%
Ally Financial, Inc., 8.00%, 12/31/2018	B1		120,000	131,100
Ally Financial, Inc., 8.00%, 3/15/2020	Ba3		225,000	253,125
Navient Corp., 6.125%, 3/25/2024	Ba3		615,000	539,662

				923,887

Diversified Financial Services - 0.5%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2		290,000	269,700
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		500,000	463,125
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1		300,000	258,000

				990,825

Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024	Baa1		570,000	601,311
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		1,110,000	1,205,681
Prudential Financial, Inc.[10], 5.875%, 9/15/2042	Baa2		370,000	400,062

				2,207,054

Real Estate Investment Trusts (REITS) - 1.2%
American Tower Corp., 3.30%, 2/15/2021	Baa3		770,000	803,266
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2		270,000	300,337
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2		90,000	98,112

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC[3], 3.222%, 5/15/2022	A2		150,000	$155,906
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2		284,000	292,520
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2		340,000	338,300
Welltower, Inc., 4.95%, 1/15/2021	Baa1		365,000	404,304

				2,392,745

Real Estate Management & Development - 0.4%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1		250,000	277,500
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B1		475,000	476,188

				753,688

Thrifts & Mortgage Finance - 0.6%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		575,000	582,188
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3		430,000	384,850
Radian Group, Inc., 7.00%, 3/15/2021	Ba3		255,000	272,692

				1,239,730

Total Financials				22,535,680

Health Care - 2.0%
Biotechnology - 0.4%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2		390,000	392,737
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3		420,000	375,900

				768,637

Health Care Providers & Services - 1.3%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR	1,540,000	1,925,214
HCA, Inc., 7.50%, 2/15/2022	B1		225,000	255,825
Tenet Healthcare Corp.[9], 4.153%, 6/15/2020	Ba3		280,000	276,500
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1		255,000	261,324

				2,718,863

Pharmaceuticals - 0.3%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2		425,000	362,312
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1		360,000	335,250

				697,562

Total Health Care				4,185,062

Industrials - 3.1%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1		590,000	548,700

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	390,000	$398,775
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	280,000	289,458
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1	140,000	144,502

			832,735

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	265,000	253,009
Modular Space Corp.[3], 10.25%, 1/31/2019	Caa2	255,000	122,400
West Corp.[3], 4.75%, 7/15/2021	Ba3	105,000	103,688

			479,097

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	A3	380,000	405,997

Industrial Conglomerates - 0.8%
General Electric Co.[9], 1.013%, 5/5/2026	A1	855,000	802,673
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1	760,000	805,562

			1,608,235

Machinery - 0.2%
Shape Technologies Group Inc[3], 7.625%, 2/1/2020	B2	325,000	322,562

Trading Companies & Distributors - 1.0%
Air Lease Corp., 3.375%, 6/1/2021	BBB[4]	795,000	814,851
Aircastle Ltd., 5.50%, 2/15/2022	Ba1	255,000	265,200
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	435,000	437,175
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	240,000	232,800
Herc Spinoff Escrow Issuer LLC - Herc Spinoff[3], 7.50%, 6/1/2022	B3	120,000	117,900
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1	230,000	246,388

			2,114,314

Total Industrials			6,311,640

Information Technology - 1.7%
Internet Software & Services - 0.4%
eBay, Inc., 2.50%, 3/9/2018	Baa1	580,000	590,585
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	115,000	117,875

			708,460

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	380,000	394,809
Visa, Inc., 2.80%, 12/14/2022	A1	565,000	596,068

			990,877

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., 2.45%, 7/29/2020	A1	380,000	395,171

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	380,000	$401,016

			796,187

Technology Hardware, Storage & Peripherals - 0.4%
Diebold, Inc.[3], 8.50%, 4/15/2024	B2	240,000	238,200
Hewlett Packard Enterprise Co.[3], 2.45%, 10/5/2017	Baa2	390,000	395,054
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2	260,000	278,200

			911,454

Total Information Technology			3,406,978

Materials - 1.4%
Chemicals - 0.5%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	235,000	220,900
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	330,000	391,722
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2	380,000	397,948

			1,010,570

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,9], 3.653%, 12/15/2019	Ba3	300,000	301,125

Metals & Mining - 0.6%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	455,000	475,566
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2	120,000	141,300
FMG Resources August 2006 Pty Ltd. (Australia)[3], 6.875%, 4/1/2022	B2	60,000	57,000
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	375,000	315,000
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	310,000	229,400

			1,218,266

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	Baa3	390,000	404,412

Total Materials			2,934,373

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc., 5.20%, 3/15/2020	Baa1	715,000	799,896
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	515,000	519,506
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3	645,000	667,575
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	535,000	488,188
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	B1	60,000	57,375
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	240,000	243,600

The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1	730,000	$805,310

			3,581,450

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	535,000	525,300
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	170,000	171,148
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	290,000	306,312
Wind Acquisition Finance S.A. (Italy)[3], 4.75%, 7/15/2020	Ba3	260,000	254,800

			1,257,560

Total Telecommunication Services			4,839,010

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	400,000	378,000
Terraform Global Operating LLC[3], 9.75%, 8/15/2022	Caa1	465,000	420,825
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	Caa1	490,000	463,050

Total Utilities			1,261,875

TOTAL CORPORATE BONDS
(Identified Cost $63,085,915)			61,243,179

ASSET-BACKED SECURITIES - 0.2%

Home Partners of America Trust, Series 2016-1, Class A3,9, 2.084%, 3/17/2033 (Identified Cost $323,210)	Aaa	328,583	328,583

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%

COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA[4]	784,966	787,258
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa	1,250,000	1,321,970
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.546%, 10/25/2021	Aaa	4,037,646	271,239
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.219%, 4/25/2023	Aaa	23,165,919	290,197
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[9], 1.561%, 10/25/2018	Aaa	5,932,934	182,835
GS Mortgage Securities Trust, Series 2006-GG8, Class A4, 5.56%, 11/10/2039	Aaa	224,088	224,681
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	Aaa	159,626	159,746
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA[4]	1,199,456	1,205,420

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA[4]		620,847	$622,466
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,9], 3.75%, 8/25/2055	Aaa		218,370	228,593
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		247,661	254,891
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		1,100,000	1,232,091

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,719,387)				6,781,387

FOREIGN GOVERNMENT BONDS - 47.9%

Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD	600,000	495,668
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2	BRL	1,500,000	419,487
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2		400,000	483,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,200,000	1,179,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	Aaa	EUR	2,200,000	2,746,045
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	Aaa	EUR	1,800,000	2,214,008
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa	CAD	2,485,000	2,078,825
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa	CAD	800,000	626,129
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa	CAD	2,500,000	2,166,880
Chile Government (Chile), 5.50%, 8/5/2020	Aa3	CLP	700,000,000	1,118,837
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		1,500,000	1,545,584
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	A3	EUR	1,340,000	1,819,908
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	A3	EUR	2,000,000	2,322,006
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	A3	EUR	750,000	1,038,624
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2	EUR	2,835,000	4,075,906
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	Baa2	EUR	500,000	582,272
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2	EUR	4,410,000	6,356,473
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2	EUR	5,200,000	5,933,575
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR7	KRW	5,700,000,000	5,000,927
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3	MXN	33,570,000	1,859,662
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	51,500,000	2,832,389
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3	MXN	78,000,000	4,469,041
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	57,500,000	3,445,028
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3	MXN	46,000,000	2,629,333
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	64,000,000	3,659,645
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3	MXN	6,500,000	405,308
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	Aaa	NOK	17,800,000	2,195,936
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa	SGD	4,515,000	3,478,336
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2	EUR	1,415,000	1,685,877
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2	EUR	2,740,000	3,499,160
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2	EUR	6,505,000	9,475,022
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2	EUR	4,500,000	5,217,982

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,435,000	$3,271,757
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	3,762,553
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa1	GBP	2,800,000	4,000,447

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $104,274,695)				98,090,630

U.S. TREASURY SECURITIES - 9.2%

U.S. Treasury Bonds - 0.6%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $1,119,309)			1,222,983	1,225,388

U.S. Treasury Notes - 8.6%
U.S. Treasury Floating Rate Note[9], 0.582%, 1/31/2018			2,930,000	2,935,546
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017			2,491,315	2,506,821
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020			1,593,836	1,630,404
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023			1,632,582	1,654,222
U.S. Treasury Note, 0.75%, 4/15/2018			2,940,000	2,947,923
U.S. Treasury Note, 1.375%, 4/30/2020			2,910,000	2,964,789
U.S. Treasury Note, 1.75%, 4/30/2022			2,890,000	2,985,957

Total U.S. Treasury Notes
(Identified Cost $17,549,308)				17,625,662

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $18,668,617)				18,851,050

U.S. GOVERNMENT AGENCIES - 4.8%

Mortgage-Backed Securities - 3.3%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			786,042	851,195
Fannie Mae, Pool #735500, 5.50%, 5/1/2035			924,191	1,049,446
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026			1,257,377	1,332,566
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034			846,105	914,717
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035			1,090,509	1,161,231
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038			1,289,487	1,451,490

Total Mortgage-Backed Securities
(Identified Cost $6,563,362)				6,760,645

Other Agencies - 1.5%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $2,941,161)			2,785,000	2,996,370

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $9,504,523)				9,757,015

The accompanying notes are an integral part of the financial statements.

11

Global Fixed Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Cash Management, Inc. - Institutional Shares[11], 0.30%,
(Identified Cost $8,720,313)	8,720,313	$8,720,313

TOTAL INVESTMENTS - 99.5%
(Identified Cost $211,296,660)		203,772,157
OTHER ASSETS, LESS LIABILITIES - 0.5%		967,757

NET ASSETS - 100%		$204,739,914

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SGD - Singapore Dollar

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $43,455,223 or 21.2% of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

4Credit ratings from S&P (unaudited).

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

7Credit rating has been withdrawn. As of June 30, 2016, there is no rating available (unaudited).

8The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9The coupon rate is floating and is the effective rate as of June 30, 2016.

10The rate shown is a fixed rate as of June 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Rate shown is the current yield as of June 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 38.4%., Spain 10.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $211,296,660) (Note 2)	$203,772,157
Interest receivable	1,623,721
Receivable for fund shares sold	159,758
Prepaid expenses	9,494

TOTAL ASSETS	205,565,130

LIABILITIES:

Accrued management fees (Note 3)	97,371
Accrued shareholder services fees (Class S) (Note 3)	16,901
Accrued fund accounting and administration fees (Note 3)	8,922
Accrued transfer agent fees (Note 3)	2,134
Accrued Chief Compliance Officer service fees (Note 3)	178
Accrued foreign capital gains tax (Note 2)	6,502
Payable for fund shares repurchased	231,396
Payable for securities purchased	407,325
Other payables and accrued expenses	54,487

TOTAL LIABILITIES	825,216

TOTAL NET ASSETS	$204,739,914

NET ASSETS CONSIST OF:

Capital stock	$216,177
Additional paid-in-capital	218,464,015
Distributions in excess of net investment income	(404,580)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(5,983,855)
Net unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of $6,502), foreign currency and translation of other assets and liabilities	(7,551,843)

TOTAL NET ASSETS	$204,739,914

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($137,244,274/14,505,130 shares)	$9.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($67,495,640/7,112,544 shares)	$9.49

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$3,493,461
Dividends	6,383

Total Investment Income	3,499,844

EXPENSES:

Management fees (Note 3)	629,005
Shareholder services fees (Class S) (Note 3)	105,097
Fund accounting and administration fees (Note 3)	47,456
Directors’ fees (Note 3)	5,787
Transfer agent fees (Note 3)	4,722
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	19,944
Miscellaneous	57,675

Total Expenses	870,995
Less reduction of expenses (Note 3)	(32,058)

Net Expenses	838,937

NET INVESTMENT INCOME	2,660,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(985,974)
Foreign currency and translation of other assets and liabilities	(2,985,590)

(3,971,564)

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $1,581)	9,501,315
Foreign currency and translation of other assets and liabilities	(2,472)

9,498,843

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	5,527,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,188,186

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,660,907	$6,102,753
Net realized loss on investments and foreign currency	(3,971,564)	(10,651,692)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,498,843	(9,477,874)

Net increase (decrease) from operations	8,188,186	(14,026,813)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(88,284)
From net investment income (Class I)	—	(23,667)
From return of capital (Class S)	—	(579,353)
From return of capital (Class I)	—	(155,311)

Total distributions to shareholders	—	(846,615)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(20,053,718)	(24,237,624)

Net decrease in net assets	(11,865,532)	(39,111,052)

NET ASSETS:

Beginning of period	216,605,446	255,716,498

End of period (including distributions in excess of net investment income of $404,580 and $3,065,487, respectively)	$204,739,914	$216,605,446

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Financial Highlights - Class S

FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 4/1/13[1] TO 12/31/13
6/30/16 (UNAUDITED)	12/31/15	12/31/14

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.11		$9.68	$9.92	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.12		0.23	0.22	0.16

Net realized and unrealized gain (loss) on investments	0.23		(0.77)	(0.18)	(0.16)

Total from investment operations	0.35		(0.54)	0.04	0.00

Less distributions to shareholders:

From net investment income	—		— [3]	(0.24)	(0.08)

From net realized gain on investments	—		—	(0.04)	—	[3]

From return of capital	—		(0.03)	—	—

Total distributions to shareholders	—		(0.03)	(0.28)	(0.08)

Net asset value - End of period	$9.46		$9.11	$9.68	$9.92

Net assets - End of period (000’s omitted)	$137,244		$144,233	$208,842	$196,860

Total return[4]	3.84%		(5.68% )	0.42%	0.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.85%	0.85%	[5]
Net investment income	2.49%	[5]	2.43%	2.16%	2.16%	[5]
Portfolio turnover	25%		54%	40%	51%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[5]	0.02%	0.01%	0.00%	[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Financial Highlights - Class I

FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED			FOR THE PERIOD 10/1/12[1] TO 12/31/12
6/30/16 (UNAUDITED)	12/31/15	12/31/14	12/31/13

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.13		$9.69	$9.93	$10.09	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.12		0.24	0.23	0.23	0.04

Net realized and unrealized gain (loss) on investments	0.24		(0.77)	(0.17)	(0.26)	0.05

Total from investment operations	0.36		(0.53)	0.06	(0.03)	0.09

Less distributions to shareholders:

From net investment income	—		— [3]	(0.26)	(0.13)	—	[3]

From net realized gain on investments	—		—	(0.04)	— [3]	—	[3]

From return of capital	—		(0.03)	—	—	—

Total distributions to shareholders	—		(0.03)	(0.30)	(0.13)	—	[3]

Net asset value - End of period	$9.49		$9.13	$9.69	$9.93	$10.09

Net assets - End of period (000’s omitted)	$67,496		$72,372	$46,875	$35,190	$5,106

Total return[4]	3.94%		(5.45% )	0.57%	(0.32% )	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[5]	0.70%	0.70%	0.70%	0.70%	[5]
Net investment income	2.64%	[5]	2.56%	2.31%	2.32%	1.60%	[5]
Portfolio turnover	25%		54%	40%	51%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[5]	0.02%	0.02%	0.11%	4.08%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

17

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Global Fixed Income Series Class S common stock, and 100 million designated as Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are

18

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$28,608,065	$—	$28,608,065	$—
Corporate debt:
Consumer Discretionary	5,071,601	—	5,071,601	—
Consumer Staples	3,290,175	—	3,290,175	—
Energy	7,406,785	—	7,406,785	—
Financials	22,535,680	—	22,535,680	—
Health Care	4,185,062	—	4,185,062	—
Industrials	6,311,640	—	6,311,640	—
Information Technology	3,406,978	—	3,406,978	—
Materials	2,934,373	—	2,934,373	—
Telecommunication Services	4,839,010	—	4,839,010	—
Utilities	1,261,875	—	1,261,875	—
Asset-backed securities	328,583	—	328,583	—
Commercial mortgage-backed securities	6,781,387	—	6,781,387	—
Foreign government bonds	98,090,630	—	98,090,630	—
Mutual funds	8,720,313	8,720,313	—	—

Total assets	$203,772,157	$8,720,313	$195,051,844	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

19

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. During the period of March 7, 2016 through June 8, 2016, the period for which foreign currency contracts were held, the average volume of derivative activity (measured in terms of the notional amount) was approximately $12,416,945.

The following table presents the effect of the derivative instruments on the Statement of Operations at June 30, 2016:

STATEMENT OF OPERATIONS
Derivative	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Foreign forward currency exchange contracts	Net realized loss on foreign currency and translation of other assets and liabilities	$(372,680)

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

As of June 30, 2016, no investments in forward foreign currency exchange contracts were held by the Series.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2016.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2016.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series at June 30, 2016.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2012 and the years ended December 31, 2013 through December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of Class S’s shareholder services fee, at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor waived fees of $32,058 for the six months ended June 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $29,165,082 and $66,917,976, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $20,457,061 and $728,216, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	445,456	$4,115,535	9,851,643	$92,527,482
Reinvested	—	—	67,747	636,827
Repurchased	(1,772,828)	(16,506,964)	(15,650,497)	(146,692,206)

Total	(1,327,372)	$(12,391,429)	(5,731,107)	$(53,527,897)

23

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	104,463	$998,666	5,316,074	$49,991,905
Reinvested	—	—	19,020	178,978
Repurchased	(919,843)	(8,660,955)	(2,242,139)	(20,880,610)

Total	(815,380)	$(7,662,289)	3,092,955	$29,290,273

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$111,951
Return of capital	734,664

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$211,296,660
Unrealized appreciation	3,981,308
Unrealized depreciation	(11,505,811)

Net unrealized depreciation	$(7,524,503)

24

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

As of December 31, 2015, the Series had net short-term capital loss carryforwards of $843,287 and net long-term capital loss carryforwards of $1,169,004, which may be carried forward indefinitely.

25

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNGFI-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report June 30, 2016

www.manning-napier.com

DYNAMIC OPPORTUNITIES SERIES

Dynamic Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,035.80	$5.52	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Class I
Actual	$1,000.00	$1,036.80	$4.51	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Dynamic Opportunities Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Dynamic Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 92.1%

Consumer Discretionary - 25.5%
Diversified Consumer Services - 1.5%
Houghton Mifflin Harcourt Co.*	261,270	$4,083,650

Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc.*	11,990	4,829,092
Dunkin’ Brands Group, Inc.	108,330	4,725,355

		9,554,447

Internet & Catalog Retail - 5.7%
TripAdvisor, Inc.*	165,800	10,660,940
Zalando SE (Germany)*[1,2]	164,550	4,355,068

		15,016,008

Media - 2.1%
AMC Networks, Inc. - Class A*	90,940	5,494,595

Specialty Retail - 8.4%
Advance Auto Parts, Inc.	103,920	16,796,590
Monro Muffler Brake, Inc.	86,290	5,484,592

		22,281,182

Textiles, Apparel & Luxury Goods - 4.2%
lululemon athletica, Inc.*	150,200	11,093,772

Total Consumer Discretionary		67,523,654

Consumer Staples - 2.5%
Food Products - 2.5%
The WhiteWave Foods Co.*	143,750	6,747,625

Financials - 3.1%
Consumer Finance - 3.1%
SLM Corp.*	1,337,800	8,267,604

Health Care - 24.5%
Biotechnology - 12.2%
Alexion Pharmaceuticals, Inc.*	50,100	5,849,676
BioMarin Pharmaceutical, Inc.*	73,660	5,730,748
Cepheid, Inc.*	295,420	9,084,165
Seattle Genetics, Inc.*	145,380	5,874,806
Vertex Pharmaceuticals, Inc.*	66,380	5,710,008

		32,249,403

Health Care Providers & Services - 7.6%
Acadia Healthcare Co., Inc.*	97,520	5,402,608
DaVita HealthCare Partners, Inc.*	189,830	14,677,656

		20,080,264

The accompanying notes are an integral part of the financial statements.

3

Dynamic Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 4.7%
Cerner Corp.*	214,530	$12,571,458

Total Health Care		64,901,125

Industrials - 10.4%
Commercial Services & Supplies - 4.3%
Stericycle, Inc.*	107,970	11,241,836

Road & Rail - 6.1%
Genesee & Wyoming, Inc. - Class A*	114,040	6,722,658
Kansas City Southern	104,990	9,458,549

		16,181,207

Total Industrials		27,423,043

Information Technology - 24.1%
Electronic Equipment, Instruments & Components - 1.8%
FLIR Systems, Inc.	151,490	4,688,615

Internet Software & Services - 10.4%
Benefitfocus, Inc.*	146,513	5,585,076
Match Group, Inc.*	394,140	5,941,660
MercadoLibre, Inc. (Argentina)	69,610	9,792,039
Q2 Holdings, Inc.*	219,929	6,162,411

		27,481,186

IT Services - 1.9%
FleetCor Technologies, Inc.*	35,880	5,135,504

Software - 10.0%
Paylocity Holding Corp.*	189,370	8,180,784
ServiceNow, Inc.*	136,780	9,082,192
The Ultimate Software Group, Inc.*	44,330	9,322,156

		26,585,132

Total Information Technology		63,890,437

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc.*	102,650	5,285,448

TOTAL COMMON STOCKS
(Identified Cost $246,095,045)		244,038,936

The accompanying notes are an integral part of the financial statements.

4

Dynamic Opportunities Series

Investment Portfolio - June 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE (NOTE 2)

MUTUAL FUND - 3.0%

iShares Russell Mid-Cap Growth ETF
(Identified Cost $7,852,632)	84,550	$7,912,189

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30%
(Identified Cost $11,845,788)	11,845,788	11,845,788

TOTAL INVESTMENTS - 99.6%
(Identified Cost $265,793,465)		263,796,913
OTHER ASSETS, LESS LIABILITIES - 0.4%		972,292

NET ASSETS - 100%		$264,769,205

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,355,068 or 1.6% of the Series’ net assets as of June 30, 2016 (see Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Dynamic Opportunities Series

Statement of Assets & Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $265,793,465) (Note 2)	$263,796,913
Receivable for securities sold	10,812,743
Receivable for fund shares sold	180,995
Dividends receivable	51,320
Prepaid expenses	2,345

TOTAL ASSETS	274,844,316

LIABILITIES:

Accrued management fees (Note 3)	173,247
Accrued shareholder services fees (Class S) (Note 3)	35,054
Accrued transfer agent fees (Note 3)	2,436
Accrued fund accounting and administration fees (Note 3)	797
Accrued Chief Compliance Officer service fees (Note 3)	179
Payable for securities purchased	9,725,645
Payable for fund shares repurchased	106,199
Other payables and accrued expenses	31,554

TOTAL LIABILITIES	10,075,111

TOTAL NET ASSETS	$264,769,205

NET ASSETS CONSIST OF:

Capital stock	$285,964
Additional paid-in-capital	277,394,145
Undistributed net investment loss	(1,114,184)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(9,800,168)
Net unrealized depreciation on investments	(1,996,552)

TOTAL NET ASSETS	$264,769,205

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($213,982,569/23,134,496 shares)	$9.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($50,786,636/5,461,936 shares)	$9.30

The accompanying notes are an integral part of the financial statements.

6

Dynamic Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $4,561)	$231,261

EXPENSES:

Management fees (Note 3)	1,026,504
Shareholder services fees (Class S)(Note 3)	207,159
Fund accounting and administration fees (Note 3)	33,135
Transfer agent fees (Note 3)	8,796
Directors’ fees (Note 3)	6,503
Chief Compliance Officer service fees (Note 3)	1,309
Custodian fees	10,465
Miscellaneous	51,574

Total Expenses	1,345,445

NET INVESTMENT LOSS	(1,114,184)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(10,375,478)
Foreign currency and translation of other assets and liabilities	2

(10,375,476)

Net change in unrealized appreciation (depreciation) on investments	20,323,900

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	9,948,424

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,834,240

The accompanying notes are an integral part of the financial statements.

7

Dynamic Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(1,114,184)	$(2,231,501)
Net realized gain (loss) on investments and foreign currency	(10,375,476)	27,251,446
Net change in unrealized appreciation (depreciation) on investments and foreign currency	20,323,900	(32,566,276)

Net increase (decrease) from operations	8,834,240	(7,546,331)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments (Class S)	—	(14,655,376)
From net realized gain on investments (Class I)	—	(3,395,394)

Total distributions to shareholders	—	(18,050,770)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(13,297,493)	(10,391,541)

Net decrease in net assets	(4,463,253)	(35,988,642)

NET ASSETS:

Beginning of period	269,232,458	305,221,100

End of period (including undistributed net investment loss of $1,114,184 and undistributed net investment income of $0, respectively)	$264,769,205	$269,232,458

The accompanying notes are an integral part of the financial statements.

8

Dynamic Opportunities Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.93		$9.88	$10.00

Income (loss) from investment operations:
Net investment loss[1]	(0.04)		(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	0.36		(0.23)	0.25

Total from investment operations	0.32		(0.31)	0.18

Less distributions to shareholders:
From net realized gain on investments	—		(0.64)	(0.30)

Net asset value - End of period	$9.25		$8.93	$9.88

Net assets - End of period (000’s omitted)	$213,983		$218,126	$250,573

Total return[2]	3.58%		(3.13% )	1.93%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.09%	[3]	1.07%	1.07%
Net investment loss	(0.91%	)[3]	(0.77% )	(0.71% )
Portfolio turnover	47%		85%	68%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Dynamic Opportunities Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/16 (UNAUDITED)		12/31/15	12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.97		$9.90	$10.00

Income (loss) from investment operations:
Net investment loss[1]	(0.03)		(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.36		(0.23)	0.25

Total from investment operations	0.33		(0.29)	0.20

Less distributions to shareholders:
From net realized gain on investments	—		(0.64)	(0.30)

Net asset value - End of period	$9.30		$8.97	$9.90

Net assets - End of period (000’s omitted)	$50,787		$51,106	$54,648

Total return[2]	3.68%		(2.92% )	2.13%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.89%	[3]	0.87%	0.88%
Net investment loss	(0.71%	)[3]	(0.56% )	(0.51% )
Portfolio turnover	47%		85%	68%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Dynamic Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dynamic Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Dynamic Opportunities Series Class S common stock, and 100 million have been designated as Dynamic Opportunities Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

11

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$67,523,654	$63,168,586	$4,355,068	$—
Consumer Staples	6,747,625	6,747,625	—	—
Financials	8,267,604	8,267,604	—	—
Health Care	64,901,125	64,901,125	—	—
Industrials	27,423,043	27,423,043	—	—
Information Technology	63,890,437	63,890,437	—	—
Telecommunication Services	5,285,448	5,285,448	—	—
Mutual funds	19,757,977	19,757,977	—	—

Total assets	$263,796,913	$259,441,845	$4,355,068	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

12

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2013, and the years ended December 31, 2014 and December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2016. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $118,778,282 and $142,038,854, respectively. There were no purchases or sales of U.S. Government securities.

14

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Dynamic Opportunities Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	551,633	$4,818,453	1,599,516	$16,219,917
Reinvested	—	—	1,627,207	14,464,330
Repurchased	(1,838,647)	(16,091,434)	(4,177,567)	(42,807,621)

Total	(1,287,014)	$(11,272,981)	(950,844)	$(12,123,374)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	459,254	$4,161,912	951,442	$9,885,996
Reinvested	—	—	372,929	3,330,260
Repurchased	(694,684)	(6,186,424)	(1,149,548)	(11,484,423)

Total	(235,430)	$(2,024,512)	174,823	$1,731,833

Over 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

 Ordinary income               $  3,115,117

 Long-term capital gains    $14,935,653

15

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$265,793,465
Unrealized appreciation	17,192,735
Unrealized depreciation	(19,189,287)

Net unrealized depreciation	$(1,996,552)

16

{This page intentionally left blank}

17

Dynamic Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDYN-6/16-SAR

MANNING & NAPIER®

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

EQUITY INCOME SERIES

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16-6/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,071.10	$4.89	0.95%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Class I
Actual	$1,000.00	$1,072.10	$3.86	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Income Series

Portfolio Composition as of June 30, 2016

(unaudited)

2

Equity Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 6.8%
Multiline Retail - 2.8%
Dollar General Corp.	14,730	$1,384,620
Macy’s, Inc	18,020	605,652

		1,990,272

Specialty Retail - 4.0%
DSW, Inc. - Class A	33,510	709,742
Staples, Inc.[1]	148,560	1,280,587
Williams-Sonoma, Inc.	17,270	900,285

		2,890,614

Total Consumer Discretionary		4,880,886

Consumer Staples - 5.1%
Beverages - 3.2%
The Coca-Cola Co.	10,680	484,124
Diageo plc (United Kingdom)[2]	48,350	1,350,696
PepsiCo, Inc.[1]	4,350	460,839

		2,295,659

Food Products - 1.2%
J&J Snack Foods Corp.	7,450	888,561

Tobacco - 0.7%
Philip Morris International, Inc.[1]	4,550	462,826

Total Consumer Staples		3,647,046

Energy - 13.6%
Oil, Gas & Consumable Fuels - 13.6%
BP plc - ADR (United Kingdom)[1]	47,320	1,680,333
Chevron Corp.[1]	16,380	1,717,115
ConocoPhillips	12,530	546,308
Exxon Mobil Corp.[1]	29,320	2,748,457
Hess Corp.	8,600	516,860
Occidental Petroleum Corp.	16,400	1,239,184
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	777,840
TOTAL S.A. (France)[2]	10,920	523,682

Total Energy		9,749,779

Financials - 23.6%
Banks - 8.9%
Bank of America Corp.	52,580	697,737
Citigroup, Inc.[1]	33,710	1,428,967
JPMorgan Chase & Co.[1]	24,470	1,520,566
KeyCorp.[1]	30,700	339,235
The PNC Financial Services Group, Inc.	4,200	341,838
U.S. Bancorp	18,350	740,056

The accompanying notes are an integral part of the financial statements.

3

Equity Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co.	28,300	$1,339,439

		6,407,838

Capital Markets - 2.0%
Apollo Investment Corp.	40,390	223,761
Ares Capital Corp.	17,580	249,636
Fifth Street Finance Corp.	43,240	209,714
Medley Capital Corp.	31,730	212,591
PennantPark Investment Corp.	31,590	215,760
Prospect Capital Corp.	39,135	306,036

		1,417,498

Insurance - 1.5%
Principal Financial Group, Inc.	27,340	1,123,947

Real Estate Investment Trusts (REITS) - 11.2%
Agree Realty Corp.	10,300	496,872
CatchMark Timber Trust, Inc. - Class A	69,130	844,769
Colony Starwood Homes	19,240	585,281
Community Healthcare Trust, Inc.	25,090	530,403
Crown Castle International Corp.	8,610	873,312
Lamar Advertising Co. - Class A	16,390	1,086,657
Outfront Media, Inc.	55,634	1,344,674
STORE Capital Corp.	15,200	447,640
Weyerhaeuser Co.[1]	61,510	1,831,153

		8,040,761

Total Financials		16,990,044

Health Care - 9.0%
Pharmaceuticals - 9.0%
Eli Lilly & Co.[1]	10,200	803,250
Johnson & Johnson	17,250	2,092,425
Merck & Co., Inc.	14,160	815,758
Perrigo Co. plc	11,380	1,031,825
Roche Holding AG (Switzerland)[2]	3,150	831,221
Sanofi (France)[2]	10,580	879,019

Total Health Care		6,453,498

Industrials - 14.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	11,070	1,287,662

Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	9,860	1,062,119

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.4%
Waste Management, Inc.	14,620	$968,867

Industrial Conglomerates - 3.7%
3M Co.	5,620	984,174
General Electric Co.	53,710	1,690,791

		2,674,965

Machinery - 2.6%
Flowserve Corp.	17,920	809,446
Mueller Water Products, Inc. - Class A	40,210	459,198
Pentair plc (United Kingdom)[1]	10,600	617,874

		1,886,518

Professional Services - 1.3%
Nielsen Holdings plc	18,040	937,539

Road & Rail - 2.6%
Kansas City Southern[1]	14,130	1,272,972
Union Pacific Corp.[1]	6,830	595,918

		1,868,890

Total Industrials		10,686,560

Information Technology - 9.9%
IT Services - 1.6%
Broadridge Financial Solutions, Inc.	17,840	1,163,168

Semiconductors & Semiconductor Equipment - 2.4%
QUALCOMM, Inc.	32,190	1,724,418

Software - 2.7%
Microsoft Corp.	37,790	1,933,714

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.[1]	14,460	1,382,376
EMC Corp.	34,110	926,769

		2,309,145

Total Information Technology		7,130,445

Materials - 12.3%
Chemicals - 7.1%
Ashland, Inc.	15,860	1,820,252
The Dow Chemical Co.[1]	33,690	1,674,730
E.I. du Pont de Nemours & Co.	11,770	762,696
RPM International, Inc.	17,200	859,140

		5,116,818

Containers & Packaging - 5.2%
Avery Dennison Corp.	9,270	692,932

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	SHARES/ CONTRACTS	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Bemis Co., Inc.[1]	16,090	$828,474
Graphic Packaging Holding Co.	95,750	1,200,705
Sonoco Products Co.	21,030	1,044,350

		3,766,461

Total Materials		8,883,279

Utilities - 2.6%
Electric Utilities - 1.5%
Eversource Energy	11,050	661,895
Exelon Corp.[1]	11,800	429,048

		1,090,943

Multi-Utilities - 1.1%
CMS Energy Corp.[1]	16,780	769,531

Total Utilities		1,860,474

TOTAL COMMON STOCKS (Identified Cost $68,341,462)		70,282,011

MUTUAL FUNDS - 1.9%
The Gabelli Dividend & Income Trust	21,140	404,408
Tri-Continental Corp.	45,920	943,197

TOTAL MUTUAL FUNDS (Identified Cost $1,318,325)		1,347,605

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30%
(Identified Cost $235,383)	235,383	235,383

TOTAL INVESTMENTS - 100.0% (Identified Cost $69,895,170)		71,864,999
LIABILITIES, LESS OTHER ASSETS - (0.0)%#		(1,542)

NET ASSETS - 100%		$71,863,457

CALL OPTIONS WRITTEN - 0.0%#
Bank of America Corp., Strike Price $16.00, Expiring July 15, 2016	180	$(360)
BP plc - ADR (United Kingdom), Strike Price $36.00, Expiring July 15, 2016	160	(8,000)
Macy’s Inc., Strike Price $38.00, Expiring July 15, 2016	60	(300)
Pentair plc (United Kingdom), Strike Price $65.00, Expiring July 15, 2016	40	(400)

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Investment Portfolio - June 30, 2016

(unaudited)

	CONTRACTS	VALUE (NOTE 2)

CALL OPTIONS WRITTEN (continued)
Principal Financial Group, Inc., Strike Price $47.00, Expiring July 15, 2016	90	$(1,350)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $6,133)		$(10,410)

ADR - American Depositary Receipt

#Less than 0.1%.

1A portion of this security is deposited with the broker as collateral for options contracts written. As of June 30, 2016, the total value of such securities was $6,941,984.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Rate shown is the current yield as of June 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Statement of Assets & Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $69,895,170) (Note 2)	$71,864,999
Cash	4,255
Receivable for securities sold	175,381
Dividends receivable	142,853
Receivable for fund shares sold	18,167
Foreign tax reclaims receivable	7,021
Prepaid expenses	814

TOTAL ASSETS	72,213,490

LIABILITIES:

Accrued management fees (Note 3)	32,498
Accrued fund accounting and administration fees (Note 3)	11,086
Accrued shareholder services fees (Class S) (Note 3)	3,836
Accrued transfer agent fees (Note 3)	439
Accrued Chief Compliance Officer service fees (Note 3)	179
Options written, at value (premiums received $6,133) (Note 2)	10,410
Payable for securities purchased	264,940
Other payables and accrued expenses	26,645

TOTAL LIABILITIES	350,033

TOTAL NET ASSETS	$71,863,457

NET ASSETS CONSIST OF:

Capital stock	$66,179
Additional paid-in-capital	67,824,669
Undistributed net investment income	867,019
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,139,989
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	1,965,601

TOTAL NET ASSETS	$71,863,457

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($23,716,962/2,185,738 shares)	$10.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($48,146,495/4,432,206 shares)	$10.86

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $13,613)	$1,168,016

EXPENSES:

Management fees (Note 3)	241,155
Fund accounting and administration fees (Note 3)	28,459
Shareholder services fees (Class S)(Note 3)	23,799
Directors’ fees (Note 3)	1,881
Chief Compliance Officer service fees (Note 3)	1,309
Transfer agent fees (Note 3)	956
Custodian fees	5,429
Miscellaneous	41,610

Total Expenses	344,598
Less reduction of expenses (Note 3)	(42,543)

Net Expenses	302,055

NET INVESTMENT INCOME	865,961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	341,736
Options written	(9,766)
Foreign currency and translation of other assets and liabilities	474

332,444

Net change in unrealized appreciation (depreciation) on-
Investments	4,023,238
Options written	(14,360)
Foreign currency and translation of other assets and liabilities	306

4,009,184

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,341,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,207,589

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)	FOR THE YEAR ENDED 12/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$865,961	$1,484,367
Net realized gain on investments and foreign currency	332,444	1,813,766
Net change in unrealized appreciation (depreciation) on investments and foreign currency	4,009,184	(5,022,615)

Net increase (decrease) from operations	5,207,589	(1,724,482)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(514,963)
From net investment income (Class I)	—	(1,184,529)
From net realized gain on investments (Class S)	—	(205,407)
From net realized gain on investments (Class I)	—	(432,451)

Total distributions to shareholders	—	(2,337,350)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(9,690,943)	17,724,722

Net increase (decrease) in net assets	(4,483,354)	13,662,890

NET ASSETS:

Beginning of period	76,346,811	62,683,921

End of period (including undistributed net investment income of $867,019 and $1058, respectively)	$71,863,457	$76,346,811

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEARS ENDED

			12/31/15	12/31/14*

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.13		$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.11		0.20	0.29 [2]
Net realized and unrealized gain (loss) on investments	0.61		(0.54)	0.86

Total from investment operations	0.72		(0.34)	1.15

Less distributions to shareholders:
From net investment income	—		(0.22)	(0.23)
From net realized gain on investments	—		(0.09)	(0.14)

Total distributions to shareholders	—		(0.31)	(0.37)

Net asset value - End of period	$10.85		$10.13	$10.78

Net assets - End of period (000’s omitted)	$23,717		$24,584	$24,178

Total return[3]	7.11%		(3.20% )	11.63%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.95%	[4]	0.95%	0.95%
Net investment income	2.23%		1.92%	2.68% [2]
Portfolio turnover	20%		58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

0.11%	[4]	0.12%	0.33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 2.07%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/16 (UNAUDITED)		FOR THE YEARS ENDED

			12/31/15	12/31/14*

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.13		$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.12		0.23	0.30 [2]
Net realized and unrealized gain (loss) on investments	0.61		(0.55)	0.87

Total from investment operations	0.73		(0.32)	1.17

Less distributions to shareholders:
From net investment income	—		(0.24)	(0.25)
From net realized gain on investments	—		(0.09)	(0.14)

Total distributions to shareholders	—		(0.33)	(0.39)

Net asset value - End of period	$10.86		$10.13	$10.78

Net assets - End of period (000’s omitted)	$48,146		$51,763	$38,506

Total return[3]	7.21%		(3.00% )	11.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%
Net investment income	2.38%	[4]	2.16%	2.82% [2]
Portfolio turnover	20%		58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

0.11%	[4]	0.11%	0.30%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.24 and the net investment income ratio would have been 2.19%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Equity Income Series Class S common stock, and 100 million have been designated as Equity Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

13

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,880,886	$4,880,886	$—	$—
Consumer Staples	3,647,046	2,296,350	1,350,696	—
Energy	9,749,779	9,226,097	523,682	—
Financials	16,990,044	16,990,044	—	—
Health Care	6,453,498	4,743,258	1,710,240	—
Industrials	10,686,560	10,686,560	—	—
Information Technology	7,130,445	7,130,445	—	—
Materials	8,883,279	8,883,279	—	—
Utilities	1,860,474	1,860,474	—	—
Mutual funds	1,582,988	1,582,988	—	—

Total assets	71,864,999	68,280,381	3,584,618	—

Liabilities:
Other financial instruments*
Equity contracts	(10,410)	(10,410)	—	—

Total liabilities	(10,410)	(10,410)	—	—

Total	$71,854,589	$68,269,971	$3,584,618	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or June 30, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

14

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended June 30, 2016 is Pershing LLC, a BNY Mellon Company.

15

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the present value of derivatives held during the six months ended June 30, 2016 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$10,410

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized loss on options written	$(9,766)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(14,360)

The average month-end balances for the six months ended June 30, 2016 of outstanding derivative financial instruments were as follows:

Options:
Average number of option contracts written	578
Average notional value of option contracts written	$2,333,500

Written Option Rollforward

Transactions in options written for the six months ended June 30, 2016, were as follows:

	CALLS
	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	1,305	$17,383
Options written	2,970	44,133
Options exercised	(470)	(10,566)
Options expired	(2,880)	(36,110)
Options closed	(395)	(8,707)

Outstanding options, end of period	530	$6,133

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

16

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2013 and the years ended December 31, 2014 and December 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

17

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed, until at least April 30, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.75% of average daily net assets. Accordingly, the Advisor waived fees of $42,543 for the six months ended June 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $15,088,594 and $23,936,723, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	45,053	$486,307	474,641	$4,989,203
Reinvested	—	—	69,717	702,742
Repurchased	(285,470)	(2,986,547)	(361,815)	(3,823,197)

Total	(240,417)	$(2,500,240)	182,543	$1,868,748

CLASS I	FOR THE SIX MONTHS ENDED 6/30/16		FOR THE YEAR ENDED 12/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	126,712	$1,296,022	2,457,926	$25,674,089
Reinvested	—	—	126,652	1,277,899
Repurchased	(802,371)	(8,486,725)	(1,048,909)	(11,096,014)

Total	(675,659)	$(7,190,703)	1,535,669	$15,855,974

Approximately 90% of the shares outstanding are held by fiduciary accounts where the Advisor has sole investment discretion.

18

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Ordinary income	$1,753,009
Long-term capital gains	584,341

At June 30, 2016, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,183,549
Unrealized appreciation	5,212,275
Unrealized depreciation	(3,530,825)

Net unrealized appreciation	$1,681,450

19

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21

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/16-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 8/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 8/24/16

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 8/24/16